United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2005

                   Date of reporting period: March 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2005 is provided below.

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                             SHARES
   COUNTRY                      INDUSTRY*                     HELD                COMMON STOCKS                         VALUE
----------------   -------------------------------------     ------    ------------------------------------------    -----------
AUSTRALIA - 4.9%   Airlines - 0.0%                           32,603    Qantas Airways Ltd.                           $    89,530
                                                                                                                     -----------
                   Beverages - 0.2%                          26,064    Coca-Cola Amatil Ltd.                             172,988
                                                             86,856    Foster's Group Ltd.                               344,672
                                                             39,610    Southcorp Ltd.                                    129,609
                                                                                                                     -----------
                                                                                                                         647,269
                                                                                                                     -----------
                   Biotechnology - 0.1%                      11,970    CSL Ltd.                                          316,486
                                                                                                                     -----------
                   Capital Markets - 0.1%                     7,912    Australian Wealth Management Ltd. (a)               6,365
                                                              8,347    Macquarie Bank Ltd.                               310,121
                                                                                                                     -----------
                                                                                                                         316,486
                                                                                                                     -----------
                   Chemicals - 0.0%                          13,503    Orica Ltd.                                        190,626
                                                                                                                     -----------
                   Commercial Banks - 1.3%                   74,528    Australia & New Zealand Banking Group Ltd.      1,188,768
                                                             57,581    Commonwealth Bank of Australia                  1,557,182
                                                             62,947    National Australia Bank Ltd.                    1,380,438
                                                             72,176    Westpac Banking Corp.                           1,062,479
                                                                                                                     -----------
                                                                                                                       5,188,867
                                                                                                                     -----------
                   Commercial Services & Supplies - 0.1%     53,780    Brambles Industries Ltd.                          330,732
                                                                                                                     -----------
                   Construction & Engineering - 0.0%          7,743    Leighton Holdings Ltd.                             61,094
                                                                                                                     -----------
                   Construction                              19,286    Boral Ltd.                                         91,004
                   Materials - 0.1%                          36,728    CSR Ltd.                                           69,891
                                                              3,992    James Hardie Industries NV                         18,497
                                                             41,326    Rinker Group Ltd.                                 345,252
                                                                                                                     -----------
                                                                                                                         524,644
                                                                                                                     -----------
                   Containers & Packaging - 0.1%             41,043    Amcor Ltd.                                        227,322
                                                                                                                     -----------
                   Diversified Financial Services - 0.1%      1,250    Australian Stock Exchange Ltd.                     19,590
                                                             23,405    Suncorp-Metway Ltd.                               351,779
                                                                                                                     -----------
                                                                                                                         371,369
                                                                                                                     -----------
                   Diversified Telecommunication             82,749    Telstra Corp. Ltd.                                325,814
                                                                                                                     -----------
                   Services - 0.1%
                   Food & Staples                            60,420    Coles Myer Ltd.                                   439,804
                   Retailing - 0.2%                          39,456    Woolworths Ltd.                                   489,866
                                                                                                                     -----------
                                                                                                                         929,670
                                                                                                                     -----------
                   Gas Utilities - 0.1%                      20,590    Australian Gas Light Co., Ltd.                    226,169
                                                                                                                     -----------
                   Health Care Equipment & Supplies - 0.0%    7,344    Ansell Ltd.                                        55,901
                                                                                                                     -----------
                   Health Care Providers & Services - 0.0%   40,746    Mayne Group Ltd.                                  121,664
                                                              2,368    Sonic Healthcare Ltd.                              22,073
                                                                                                                     -----------
                                                                                                                         143,737
                                                                                                                     -----------
                   Hotels, Restaurants & Leisure - 0.1%       4,629    Aristocrat Leisure Ltd.                            36,452
                                                             23,453    TABCORP Holdings Ltd.                             305,331
                                                                                                                     -----------
                                                                                                                         341,783
                                                                                                                     -----------
                   IT Services - 0.0%                        11,639    Computershare Ltd.                                 50,509
                                                                                                                     -----------
                   Industrial Conglomerates - 0.1%           15,471    Wesfarmers Ltd.                                   475,593
                                                                                                                     -----------
                   Insurance - 0.4%                          75,906    AMP Ltd.                                          415,717
                                                             45,366    AXA Asia Pacific Holdings Ltd.                    147,390
                                                             69,692    Insurance Australia Group Ltd.                    341,791
                                                             27,875    QBE Insurance Group Ltd.                          321,073
                                                                                                                     -----------
                                                                                                                       1,225,971
                                                                                                                     -----------
                   Media - 0.1%                              73,935    John Fairfax Holdings Ltd.                        239,065
                                                              6,114    Publishing & Broadcasting Ltd.                     72,787
                                                                                                                     -----------
                                                                                                                         311,852
                                                                                                                     -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005               (IN U.S. DOLLARS)

                                                             SHARES
   COUNTRY                      INDUSTRY*                     HELD                COMMON STOCKS                         VALUE
----------------   -------------------------------------     -------   ----------------------------------------      -----------
                   Metals & Mining - 0.9%                     52,998   Alumina Ltd.                                  $   241,470
                                                             149,463   BHP Billiton Ltd.                               2,066,080
                                                              18,416   BlueScope Steel Ltd.                              123,938
                                                              11,751   Newcrest Mining Ltd.                              158,257
                                                              23,360   OneSteel Ltd.                                      46,802
                                                               9,750   Rio Tinto Ltd.                                    340,451
                                                              66,447   WMC Resources Ltd.                                409,659
                                                                                                                     -----------
                                                                                                                       3,386,657
                                                                                                                     -----------
                   Oil & Gas - 0.2%                           24,197   Origin Energy Ltd.                                133,457
                                                              34,877   Santos Ltd.                                       242,812
                                                              13,785   Woodside Petroleum Ltd.                           259,121
                                                                                                                     -----------
                                                                                                                         635,390
                                                                                                                     -----------
                   Paper & Forest Products - 0.0%              5,300   PaperlinX Ltd.                                     16,809
                                                                                                                     -----------
                   Real Estate - 0.5%                        109,739   CFS Gandel Retail Trust                           134,973
                                                               3,613   CFS Gandel Retail Trust (a)                         4,304
                                                              14,559   Centro Properties Group                            58,338
                                                              79,688   General Property Trust                            218,832
                                                              31,118   Investa Property Group                             50,068
                                                              18,025   Lend Lease Corp., Ltd.                            175,685
                                                              18,980   Macquire Goodman Group                             55,792
                                                              46,448   Mirvac Group                                      158,451
                                                              60,690   Stockland                                         274,169
                                                               2,030   Stockland (a)                                       9,076
                                                              65,327   Westfield Group                                   818,141
                                                                                                                     -----------
                                                                                                                       1,957,829
                                                                                                                     -----------
                   Road & Rail - 0.0%                         15,996   Toll Holdings Ltd.                                172,985
                                                                                                                     -----------
                   Transportation Infrastructure - 0.1%      102,562   Macquarie Infrastructure Group                    285,613
                                                              16,500   Patrick Corp. Ltd.                                 75,050
                                                              10,811   Transurban Group                                   59,042
                                                                                                                     -----------
                                                                                                                         419,705
                                                                                                                     -----------
                                                                       TOTAL COMMON STOCKS IN AUSTRALIA               18,940,799
                                                                                                                     -----------
AUSTRIA - 0.4%     Building Products - 0.1%                    3,535   Wienerberger AG                                   161,304
                                                                                                                     -----------
                   Commercial Banks - 0.1%                     1,063   Bank Austria Creditanstalt AG                     104,996
                                                               7,239   Erste Bank der Oesterreichischen
                                                                         Sparkassen AG                                   379,618
                                                                                                                     -----------
                                                                                                                         484,614
                                                                                                                     -----------
                   Construction Materials - 0.0%                  53   RHI AG                                              1,643
                                                                                                                     -----------
                   Containers & Packaging - 0.0%                 568   Mayr-Melnhof Karton AG                             90,533
                                                                                                                     -----------
                   Diversified Telecommunication              12,468   Telekom Austria AG                                244,680
                                                                                                                     -----------
                   Services - 0.1%
                   Electric Utilities - 0.0%                      47   Verbund - Oesterreichische
                                                                       Elektrizitaetswirtschafts AG
                                                                                                                          10,690
                                                                                                                     -----------
                   Metals & Mining - 0.0%                        906   Boehler-Uddeholm AG                               123,941
                                                                                                                     -----------
                   Oil & Gas - 0.0%                              447   OMV AG                                            142,389
                                                                                                                     -----------
                   Real Estate - 0.0%                          4,408   IMMOFINANZ Immobilien Anlagen AG (a)               40,274
                                                                                                                     -----------
                   Trading Companies & Distributors - 0.1%   105,980   Hagemeyer NV - Registered Shares                  269,964
                                                                                                                     -----------
                   Transportation Infrastructure - 0.0%        1,169   Flughafen Wien AG                                  78,714
                                                                                                                     -----------
                                                                       TOTAL COMMON STOCKS IN AUSTRIA                  1,648,746
                                                                                                                     -----------
BELGIUM - 1.5%     Beverages - 0.0%                            5,910   InBev NV                                          207,461
                                                                                                                     -----------
                   Chemicals - 0.1%                            2,818   Solvay SA                                         336,758
                                                                                                                     -----------
                   Commercial Banks - 0.4%                    24,491   Dexia                                             584,074
                                                                                                                     -----------
                                                               8,657   KBC Bancassurance Holding                         731,880
                                                                                                                     -----------
                                                                                                                       1,315,954
                                                                                                                     -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                                SHARES
   COUNTRY                      INDUSTRY*                        HELD                COMMON STOCKS                     VALUE
----------------   -----------------------------------------    ------     -------------------------------------    -----------
                   Construction & Engineering - 0.0%             4,785     Suez SA (a)                              $        62
                                                                                                                    -----------
                   Distributors - 0.0%                             222     D'ieteren SA                                  52,280
                                                                                                                    -----------
                   Diversified Financial Services - 0.5%        52,108     Fortis                                     1,488,529
                                                                 3,292     Groupe Bruxelles Lambert SA                  300,988
                                                                                                                    -----------
                                                                                                                      1,789,517
                                                                                                                    -----------
                   Diversified Telecommunication                 7,914     Belgacom SA (a)                              328,104
                                                                                                                    -----------
                   Services - 0.1%
                   Electric Utilities - 0.1%                     1,034     Electrabel                                   465,101
                                                                                                                    -----------
                   Electrical Equipment - 0.0%                   1,022     Bekaert SA                                    86,136
                                                                                                                    -----------
                   Electronic Equipment & Instruments - 0.0%       520     Barco NV                                      42,374
                                                                                                                    -----------
                   Food & Staples                                1,003     Colruyt SA                                   156,165
                   Retailing - 0.1%                                932     Delhaize Group                                64,016
                                                                   950     Delhaize Group (b)                            65,218
                                                                                                                    -----------
                                                                                                                        285,399
                                                                                                                    -----------
                   Health Care Equipment & Supplies - 0.0%       1,608     Omega Pharma SA                               83,133
                                                                                                                    -----------
                   Leisure Equipment & Products - 0.0%           2,040     AGFA-Gevaert NV                               71,558
                                                                                                                    -----------
                   Marine - 0.0%                                 1,790     CMB CIE MARITIME BELGE                        68,349
                                                                                                                    -----------
                   Metals & Mining - 0.1%                        1,724     Umicore                                      175,438
                                                                    52     Umicore (a)                                        9
                                                                                                                    -----------
                                                                                                                        175,447
                                                                                                                    -----------
                   Oil & Gas - 0.0%                              1,790     Euronav Sa                                    59,555
                                                                                                                    -----------
                   Pharmaceuticals - 0.1%                        4,095     UCB SA                                       198,672
                                                                                                                    -----------
                   Wireless Telecommunication                      900     Mobistar SA (a)                               79,246
                                                                                                                    -----------
                   Services - 0.0%
                                                                           TOTAL COMMON STOCKS IN BELGIUM             5,645,106
                                                                                                                    -----------
BERMUDA - 0.0%     Oil & Gas - 0.0%                                529     Ship Finance International Ltd.               10,745
                                                                                                                    -----------
                   Textiles, Apparel & Luxury Goods - 0.0%      21,785     Yue Yuen Industrial Holdings                  62,009
                                                                                                                    -----------
                                                                           TOTAL COMMON STOCKS IN BERMUDA                72,754
                                                                                                                    -----------
DENMARK - 0.8%     Beverages - 0.0%                                356     Carlsberg A/S                                 17,700
                                                                                                                    -----------
                   Chemicals - 0.0%                              2,267     Novozymes A/S Class B                        111,527
                                                                                                                    -----------
                   Commercial Banks - 0.1%                      16,440     Danske Bank A/S                              478,240
                                                                                                                    -----------
                   Commercial Services & Supplies - 0.1%         2,439     ISS A/S                                      198,704
                                                                                                                    -----------
                   Construction & Engineering - 0.0%             1,417     FLS Industries A/S Class B                    26,203
                                                                                                                    -----------
                   Diversified Telecommunication                 9,331     TDC A/S                                      394,340
                                                                                                                    -----------
                   Services - 0.1%
                   Electrical Equipment - 0.0%                   3,995     Vestas Wind Systems A/S (a)                   57,846
                                                                                                                    -----------
                   Food Products - 0.1%                          2,482     Danisco A/S                                  168,434
                                                                 2,039     East Asiatic Co., Ltd. A/S                   116,139
                                                                                                                    -----------
                                                                                                                        284,573
                                                                                                                    -----------
                   Health Care Equipment &                         186     Coloplast AS Class B                           9,702
                   Supplies - 0.1%                               5,043     GN Store Nord                                 58,065
                                                                 1,530     William Demant Holding (a)                    76,604
                                                                                                                    -----------
                                                                                                                        144,371
                                                                                                                    -----------
                   Household Durables - 0.0%                       464     Bang & Olufsen A/S Class B                    31,164
                                                                                                                    -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                             SHARES
   COUNTRY                      INDUSTRY*                     HELD                COMMON STOCKS                        VALUE
----------------   -------------------------------------     ------    ----------------------------------------      ----------
                   Insurance - 0.0%                              907   Topdanmark A/S (a)                            $   67,722
                                                                                                                     ----------
                   Machinery - 0.0%                              820   NKT Holding A/S                                   28,467
                                                                                                                     ----------
                   Marine - 0.1%                                  44   AP Moller - Maersk A/S                           410,663
                                                                                                                     ----------
                   Pharmaceuticals - 0.2%                      3,519   H Lundbeck A/S                                    85,639
                                                              12,015   Novo-Nordisk A/S B                               670,737
                                                                                                                     ----------
                                                                                                                        756,376
                                                                                                                     ----------
                   Road & Rail - 0.0%                          1,730   DSV A/S                                          132,341
                                                                                                                     ----------
                                                                       TOTAL COMMON STOCKS IN DENMARK                 3,140,237
                                                                                                                     ----------
FINLAND - 1.5%     Auto Components - 0.0%                        671   Nokian Renkaat Oyj                               108,397
                                                                                                                     ----------
                   Communications                            189,546   Nokia Oyj                                      2,946,260
                   Equipment - 0.8%                            1,270   Nokia Oyj (b)                                     19,596
                                                                                                                     ----------
                                                                                                                      2,965,856
                                                                                                                     ----------
                   Diversified Telecommunication               5,791   Elisa Corp.                                       98,594
                   Services - 0.1%                            36,201   TeliaSonera AB                                   216,894
                                                                                                                     ----------
                                                                                                                        315,488
                                                                                                                     ----------
                   Electric Utilities - 0.1%                  13,948   Fortum Oyj                                       272,275
                                                                                                                     ----------
                   IT Services - 0.0%                          4,144   Tietoenator Oyj                                  142,022
                                                                                                                     ----------
                   Insurance - 0.1%                            6,594   Pohjola Group Plc Class D (d)                     79,785
                                                              22,588   Sampo Oyj                                        328,792
                                                                                                                     ----------
                                                                                                                        408,577
                                                                                                                     ----------
                   Leisure Equipment & Products - 0.0%         5,904   Amer Sports Corp.                                106,273
                                                                                                                     ----------
                   Machinery - 0.1%                            2,211   Kone Oyj B Shares (a)                            172,325
                                                               7,142   Metso Oyj                                        128,278
                                                                 231   Wartsila Oyj                                       6,124
                                                                                                                     ----------
                                                                                                                        306,727
                                                                                                                     ----------
                   Metals & Mining - 0.0%                        447   Outokumpu Oyj                                      8,011
                                                               8,196   Rautaruukki Oyj                                  110,567
                                                                                                                     ----------
                                                                                                                        118,578
                                                                                                                     ----------
                   Paper & Forest Products - 0.3%             25,249   Stora Enso Oyj Class R                           355,384
                                                              25,415   UPM-Kymmene Oyj                                  564,822
                                                                                                                     ----------
                                                                                                                        920,206
                                                                                                                     ----------
                                                                       TOTAL COMMON STOCKS IN FINLAND                 5,664,399
                                                                                                                     ----------
FRANCE - 9.4%      Aerospace & Defense - 0.2%                 10,187   European Aeronautic Defense and Space
                                                                         Co. (a)                                        305,303
                                                               5,085   Sagem SA                                         114,661
                                                               2,183   Societe Nationale d'Etude et de
                                                                         Construction de Moteurs d'Avion
                                                                         (SNECMA) (a)                                    56,629
                                                               4,303   Thales SA                                        179,907
                                                               1,003   Zodiac SA                                         46,654
                                                                                                                     ----------
                                                                                                                        703,154
                                                                                                                     ----------
                   Airlines - 0.0%                             3,419   Air France-KLM                                    61,631
                                                                                                                     ----------
                   Auto Components - 0.2%                      6,148   Compagnie Generale des Etablissements
                                                                         Michelin                                       405,104
                                                               3,351   Valeo SA                                         149,555
                                                                                                                     ----------
                                                                                                                        554,659
                                                                                                                     ----------
                   Automobiles - 0.3%                          7,721   Peugeot SA                                       491,895
                                                               8,205   Renault SA                                       734,722
                                                                                                                     ----------
                                                                                                                      1,226,617
                                                                                                                     ----------
                   Beverages - 0.1%                            2,193   Pernod-Ricard                                    306,958
                                                                                                                     ----------
                   Building Products - 0.2%                   11,877   Cie de Saint-Gobain                              725,487
                                                                                                                     ----------
                   Chemicals - 0.2%                            4,738   Air Liquide                                      873,781
                                                                                                                     ----------
                   Commercial Banks - 1.2%                    32,112   BNP Paribas                                    2,280,777
                                                              26,219   Credit Agricole SA                               714,562
                                                              14,492   Societe Generale                               1,509,583
                                                                                                                     ----------
                                                                                                                      4,504,922
                                                                                                                     ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
COUNTRY                       INDUSTRY*                     HELD               COMMON STOCKS               VALUE
-------         -------------------------------------     --------    --------------------------------  -----------
                Commercial Services & Supplies - 0.0%        1,954    Societe BIC SA                    $   111,154
                                                                                                        -----------
                Communications Equipment - 0.2%             56,865    Alcatel SA (a)                        691,745
                                                                                                        -----------
                Construction & Engineering - 0.1%            3,647    Vinci SA                              527,067
                                                                                                        -----------
                Construction                                 1,192    Imerys SA                              90,317
                Materials - 0.2%                             8,160    Lafarge SA                            792,202
                                                                                                        -----------
                                                                                                            882,519
                                                                                                        -----------
                Diversified Telecommunication               60,331    France Telecom SA                   1,811,247
                Services - 0.5%
                                                                                                        -----------
                Electrical Equipment - 0.2%                207,044    Alstom                                177,595
                                                             9,721    Schneider Electric SA                 763,717
                                                                                                        -----------
                                                                                                            941,312
                                                                                                        -----------
                Energy Equipment & Services - 0.0%           1,218    Technip SA                            204,203
                                                                                                        -----------
                Food & Staples Retailing - 0.4%             24,708    Carrefour SA                        1,314,652
                                                             1,834    Casino Guichard Perrachon SA (a)      154,573
                                                                                                        -----------
                                                                                                          1,469,225
                                                                                                        -----------
                Food Products - 0.3%                        11,304    Groupe Danone                       1,127,550
                                                                                                        -----------
                Health Care Equipment & Supplies - 0.1%      5,173    Cie Generale d'Optique Essilor        374,811
                                                                      International SA                  -----------

                Hotels, Restaurants & Leisure - 0.2%        10,544    Accor SA                              517,443
                                                             5,111    Sodexho Alliance SA                   170,779
                                                                                                        -----------
                                                                                                            688,222
                                                                                                        -----------
                Household Durables - 0.1%                   11,782    Thomson                               318,499
                                                                                                        -----------
                IT Services - 0.1%                           2,452    Atos Origin (a)                       166,188
                                                             6,898    Cap Gemini SA (a)                     241,157
                                                                                                        -----------
                                                                                                            407,345
                                                                                                        -----------
                Insurance - 0.4%                            56,124    AXA                                 1,498,945
                                                               775    CNP Assurances (a)                     55,045
                                                                                                        -----------
                                                                                                          1,553,990
                                                                                                        -----------
                Media - 0.5%                                 6,788    Lagardere S.C.A.                      515,205
                                                             4,855    Publicis Groupe                       149,416
                                                             3,105    Societe Television Francaise 1         98,464
                                                            35,853    Vivendi Universal SA                1,101,069
                                                             6,053    Vivendi Universal SA (b)              185,222
                                                                                                        -----------
                                                                                                          2,049,376
                                                                                                        -----------
                Metals & Mining - 0.1%                      20,145    Arcelor                               461,578
                                                                                                        -----------
                Multi-Utilities & Unregulated               35,418    Suez SA                               955,601
                Power - 0.3%                                10,377    Veolia Environnement                  368,989
                                                                                                        -----------
                                                                                                          1,324,590
                                                                                                        -----------
                Multiline Retail - 0.1%                      2,713    Pinault-Printemps-Redoute             290,890
                                                                                                        -----------
                Oil & Gas - 1.4%                            23,559    Total SA                            5,526,616
                                                             4,140    Total SA                                   54
                                                                                                        -----------
                                                                                                          5,526,670
                                                                                                        -----------
                Personal Products - 0.3%                    11,713    L'Oreal SA                            940,005
                                                                                                        -----------
                Pharmaceuticals - 0.9%                      39,904    Sanofi-Aventis                      3,373,564
                                                                                                        -----------
                Real Estate - 0.1%                           1,180    Gecina SA                             135,109
                                                             1,537    Klepierre                             138,531
                                                             1,964    Unibail                               233,427
                                                                                                        -----------
                                                                                                            507,067
                                                                                                        -----------
                Semiconductors & Semiconductor              26,568    STMicroelectronics NV                 443,352
                Equipment - 0.1%                                                                        -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
   COUNTRY                    INDUSTRY*                     HELD                 COMMON STOCKS                VALUE
--------------  ----------------------------------------  --------    -----------------------------------  ------------
                Software - 0.1%                              2,821    Business Objects SA (a)              $     75,709
                                                             2,849    Dassault Systemes SA                      134,778
                                                                                                           ------------
                                                                                                                210,487
                                                                                                           ------------
                Textiles, Apparel & Luxury Goods - 0.2%        189    Hermes International                       38,147
                                                             9,557    LVMH Moet Hennessy Louis Vuitton SA       716,676
                                                                                                           ------------
                                                                                                                754,823
                                                                                                           ------------
                Transportation Infrastructure - 0.0%         2,314    Autoroutes du Sud de la France            117,679
                                                                                                           ------------
                Wireless Telecommunication                  10,321    Bouygues                                  410,189
                Services - 0.1%
                                                                                                           ------------
                                                                      TOTAL COMMON STOCKS IN FRANCE          36,476,368
                                                                                                           ------------
GERMANY - 6.5%  Air Freight & Logistics - 0.1%              20,802    Deutsche Post AG                          509,074
                                                                                                           ------------
                Airlines - 0.1%                             14,866    Deutsche Lufthansa AG                     214,844
                                                                                                           ------------
                Auto Components - 0.1%                       6,765    Continental AG                            526,032
                                                                                                           ------------
                Automobiles - 0.5%                          34,188    DaimlerChrysler AG                      1,534,248
                                                             9,403    Volkswagen AG                             448,740
                                                                                                           ------------
                                                                                                              1,982,988
                                                                                                           ------------
                Biotechnology - 0.0%                         4,938    Qiagen NV (a)                              58,657
                                                                                                           ------------
                Capital Markets - 0.4%                      19,477    Deutsche Bank AG Registered Shares      1,684,594
                                                             3,609    MLP AG                                     52,580
                                                                                                           ------------
                                                                                                              1,737,174
                                                                                                           ------------
                Chemicals - 0.7%                            20,456    BASF AG                                 1,453,965
                                                            29,143    Bayer AG                                  964,691
                                                                 1    Lanxess (a)                                    14
                                                             3,872    Linde AG                                  266,708
                                                                                                           ------------
                                                                                                              2,685,378
                                                                                                           ------------
                Commercial Banks - 0.3%                     28,262    Bayerische Hypo-und Vereinsbank AG        693,107
                                                            18,868    Commerzbank AG                            410,494
                                                            15,198    Depfa Bank Plc                            240,975
                                                                                                           ------------
                                                                                                              1,344,576
                                                                                                           ------------
                Construction Materials - 0.0%                2,446    HeidelbergCement AG                       154,274
                                                               188    HeidelbergCement AG (a)                    11,723
                                                                                                           ------------
                                                                                                                165,997
                                                                                                           ------------
                Diversified Financial Services - 0.1%        5,690    Deutsche Boerse AG                        428,909
                                                                                                           ------------
                Diversified Telecommunication              111,729    Deutsche Telekom AG                     2,236,206
                Services - 0.6%
                                                                                                           ------------
                Electric Utilities - 0.5%                   25,052    E.ON AG                                 2,155,063
                                                                                                           ------------
                Electronic Equipment & Instruments - 0.0%    2,386    Epcos AG (a)                               33,056
                                                                                                           ------------
                Food & Staples Retailing - 0.1%              6,372    Metro AG                                  342,931
                                                                                                           ------------
                Health Care Providers & Services - 0.1%      1,654    Celesio AG                                135,576
                                                             1,747    Fresenius Medical Care AG                 141,792
                                                                                                           ------------
                                                                                                                277,368
                                                                                                           ------------
                Hotels, Restaurants & Leisure - 0.1%         8,795    TUI AG                                    232,837

                                                                                                           ------------
                Industrial Conglomerates - 0.7%             31,495    Siemens AG                              2,498,921
                                                               860    Siemens AG (b)                             67,992
                                                                                                           ------------
                                                                                                              2,566,913
                                                                                                           ------------
                Insurance - 0.7%                            12,242    Allianz AG Registered Shares            1,558,411
                                                             8,375    Muenchener Rueckversicherungs AG
                                                                      Registered Shares
                                                                                                              1,011,609
                                                                                                           ------------
                                                                                                              2,570,020
                                                                                                           ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                             SHARES
   COUNTRY                       INDUSTRY*                    HELD                  COMMON STOCKS                     VALUE
--------------    ----------------------------------------  --------  ------------------------------------------   ------------
                   Machinery - 0.1%                            6,297  MAN AG                                       $    282,344
                                                                                                                   ------------
                   Metals & Mining - 0.1%                     13,676  ThyssenKrupp AG                                   282,428
                                                                                                                   ------------
                   Multi-Utilities & Unregulated              19,392  RWE AG                                          1,175,708
                   Power - 0.3%
                                                                                                                   ------------
                   Personal Products - 0.0%                      572  Beiersdorf AG                                      64,007
                                                                                                                   ------------
                   Pharmaceuticals - 0.2%                      3,250  Altana AG                                         207,180
                                                               2,378  Merck KGaA                                        169,981
                                                               8,225  Schering AG                                       546,880
                                                                                                                   ------------
                                                                                                                        924,041
                                                                                                                   ------------
                   Semiconductors & Semiconductor             27,466  Infineon Technologies AG (a)                      264,151
                   Equipment - 0.1%
                                                                                                                   ------------
                   Software - 0.3%                             8,504  SAP AG                                          1,373,898
                                                                                                                   ------------
                   Specialty Retail - 0.0%                     1,160  Douglas Holding AG                                 42,680
                                                                                                                   ------------
                   Textiles, Apparel & Luxury Goods - 0.2%     2,478  Adidas-Salomon AG                                 394,257
                                                                 913  Puma AG Rudolf Dassler Sport                      229,164
                                                                                                                   ------------
                                                                                                                        623,421
                                                                                                                   ------------
                   Thrifts & Mortgage Finance - 0.1%           5,764  Hypo Real Estate Holding AG                       240,841
                                                                                                                   ------------
                                                                      TOTAL COMMON STOCKS IN GERMANY                 25,341,542
                                                                                                                   ------------
GREECE - 0.5%      Beverages - 0.0%                            5,327  Coca Cola Hellenic Bottling Co. SA (a)            133,618
                                                                                                                   ------------
                   Commercial Banks - 0.3%                     9,625  Alpha Bank AE                                     324,986
                                                               8,873  EFG Eurobank Ergasias SA                          275,609
                                                               1,938  Emporiki Bank of Greece SA                         51,331
                                                              13,209  National Bank of Greece SA                        448,746
                                                               3,787  Piraeus Bank SA                                    68,708
                                                                                                                   ------------
                                                                                                                      1,169,380
                                                                                                                   ------------
                   Communications Equipment - 0.0%            13,744  Intracom SA                                        69,663
                                                                                                                   ------------
                   Construction & Engineering - 0.0%           9,858  Technical Olympic SA                               58,166
                                                                                                                   ------------
                   Construction Materials - 0.0%               2,682  Titan Cement Co. SA                                89,581
                                                                                                                   ------------
                   Diversified Telecommunication               6,542  Hellenic Telecommunications                       115,121
                   Services - 0.0%                                    Organization SA                              ------------

                   Electric Utilities - 0.1%                   5,616  Public Power Corp.                                162,180
                                                                                                                   ------------
                   Hotels, Restaurants & Leisure - 0.1%        6,153  OPAP SA                                           180,246
                                                                                                                   ------------
                   Metals & Mining - 0.0%                      4,057  Viohalco, Hellenic Copper and
                                                                      Aluminum Industry SA                               32,163
                                                                                                                   ------------
                   Wireless Telecommunication                  6,600  Cosmote Mobile Telecommunications SA              116,142
                   Services - 0.0%
                                                                                                                   ------------
                                                                      TOTAL COMMON STOCKS IN GREECE                   2,126,260
                                                                                                                   ------------
HONG KONG - 1.3%   Airlines - 0.0%                             2,263  Cathay Pacific Airways Ltd.                         4,265
                                                                                                                   ------------
                   Commercial Banks - 0.2%                    81,400  BOC Hong Kong Holdings Ltd.                       149,768
                                                              29,739  Bank of East Asia Ltd.                             85,602
                                                              26,153  Hang Seng Bank Ltd.                               347,059
                                                                                                                   ------------
                                                                                                                        582,429
                                                                                                                   ------------
                   Distributors - 0.0%                        52,719  Li & Fung Ltd.                                     95,984
                                                                                                                   ------------
                   Diversified Financial Services - 0.0%      20,000  Hong Kong Exchanges and Clearing Ltd.              51,671
                                                                                                                   ------------
                   Diversified Telecommunication              71,195  PCCW Ltd.                                          39,936
                   Services - 0.0%
                                                                                                                   ------------
                   Electric Utilities - 0.2%                  64,187  CLP Holdings Ltd.                                 365,403
                                                              56,000  HongKong Electric Holdings                        249,149
                                                                                                                   ------------
                                                                                                                        614,552
                                                                                                                   ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                             SHARES
   COUNTRY                     INDUSTRY*                      HELD                  COMMON STOCKS                       VALUE
--------------    ----------------------------------------  --------    ------------------------------------------   -----------
                  Electrical Equipment - 0.0%                 94,328    Johnson Electric Holdings Ltd.               $    85,265
                                                                                                                     -----------
                  Gas Utilities - 0.1%                       104,240    Hong Kong & China Gas                            205,156
                                                                                                                     -----------
                  Hotels, Restaurants & Leisure - 0.0%        24,990    Shangri-La Asia Ltd. (d)                          36,527
                                                                                                                     -----------
                  Household Durables - 0.0%                   16,560    Techtronic Industries Co.                         36,626
                                                                                                                     -----------
                  Industrial Conglomerates - 0.2%             97,989    Hutchison Whampoa Ltd.                           832,348
                                                                                                                     -----------
                  Media - 0.0%                                34,025    SCMP Group Ltd.                                   15,160
                                                                                                                     -----------
                  Real Estate - 0.5%                          73,735    Cheung Kong Holdings Ltd.                        654,689
                                                              12,000    Hang Lung Properties Ltd.                         17,386
                                                              32,491    Henderson Land Development Co., Ltd.             144,555
                                                              47,890    New World Development Ltd.                        46,973
                                                              48,421    Sino Land Co.                                     43,769
                                                              59,324    Sun Hung Kai Properties Ltd.                     538,144
                                                              37,577    Swire Pacific Ltd. Class A                       297,509
                                                              56,107    Wharf Holdings Ltd.                              177,327
                                                                                                                     -----------
                                                                                                                       1,920,352
                                                                                                                     -----------
                  Road & Rail - 0.0%                          24,500    MTR Corp.                                         37,695
                                                                                                                     -----------
                  Semiconductors & Semiconductor               5,004    ASM Pacific Technology                            21,557
                  Equipment - 0.0%
                                                                                                                     -----------
                  Specialty Retail - 0.1%                     52,000    Esprit Holdings Ltd.                             355,030
                                                             132,394    Giordano International Ltd.                       89,968
                                                                                                                     -----------
                                                                                                                         444,998
                                                                                                                     -----------
                  Textiles, Apparel & Luxury Goods - 0.0%     65,353    Texwinca Holdings Ltd.                            54,884
                                                                                                                     -----------
                  Transportation Infrastructure - 0.0%        18,465    Hopewell Holdings                                 43,562
                                                                                                                     -----------
                  Wireless Telecommunication                  47,000    Hutchison Telecommunications                      44,895
                  Services - 0.0%                                       International Ltd. (a)
                                                                                                                     -----------
                                                                        TOTAL COMMON STOCKS IN HONG KONG               5,167,862
                                                                                                                     -----------
IRELAND - 0.8%    Airlines - 0.1%                             27,680    Ryanair Holdings Plc (a)                         217,644
                                                                                                                     -----------
                  Commercial Banks - 0.4%                     35,621    Allied Irish Banks Plc                           747,660
                                                              47,958    Bank of Ireland                                  759,444
                                                                                                                     -----------
                                                                                                                       1,507,104
                                                                                                                     -----------
                  Construction Materials - 0.1 %              21,256   CRH Plc                                           558,644
                                                                                                                     -----------

                  Food Products - 0.1%                        22,780    Greencore Group Plc                               93,556
                                                               4,710    Kerry Group Plc                                  113,551
                                                                                                                     -----------
                                                                                                                         207,107
                  Household Durables - 0.0%                    79,638    Waterford Wedgewood Plc (a)                       4,347
                                                                6,958    Waterford Wedgewood                                 380
                                                                                                                     -----------
                                                                                                                           4,727
                                                                                                                     -----------
                  Industrial Conglomerates - 0.0%              3,189    DCC Plc                                           73,981
                                                                                                                     -----------
                  Insurance - 0.1%                            12,684    Irish Life & Permanent Plc                       227,984
                                                                                                                     -----------
                  Media - 0.0%                                21,817    Independent News & Media Plc                      72,304
                                                                                                                     -----------
                  Pharmaceuticals - 0.0%                      15,345    Elan Corp. Plc (a)                                47,863
                                                                                                                     -----------
                  Trading Companies & Distributors - 0.0%      2,786    Grafton Group Plc                                 33,130
                                                                                                                     -----------
                                                                        TOTAL COMMON STOCKS IN IRELAND                 2,950,488
                                                                                                                     -----------
ITALY - 4.1%      Aerospace & Defense - 0.1%                 312,371    Finmeccanica SpA                                 317,470
                                                                                                                     -----------
                  Automobiles - 0.1%                          28,432    Fiat SpA                                         207,298
                                                                                                                     -----------
                  Capital Markets - 0.1%                      10,234    Banca Fideuram SpA                                52,457
                                                              22,588    Mediobanca SpA                                   393,934
                                                              17,230    Mediolanum SpA                                   117,966
                                                                                                                     -----------
                                                                                                                         564,357

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
COUNTRY         INDUSTRY*                                   HELD      COMMON STOCKS                               VALUE
-------------   ------------------------------------      --------    ---------------------------------------   ----------
                Commercial Banks - 1.2%                     11,662    Banca Antonveneta SpA                     $  379,215
                                                           128,054    Banca Intesa SpA                             652,386
                                                            36,404    Banca Intesa SpA (RNC)                       167,722
                                                            52,096    Banca Monte dei Paschi di Siena SpA          175,833
                                                            50,880    Banca Nazionale del Lavoro SpA (a)           164,323
                                                            16,065    Banca Popolare di Milano SCRL                153,981
                                                            16,381    Banche Popolari Unite Scrl                   344,784
                                                            13,238    Banco Popolare di Verona e Novara Scrl       247,800
                                                            72,957    Capitalia SpA                                381,739
                                                            53,193    Sanpaolo IMI SpA                             835,185
                                                           179,778    UniCredito Italiano SpA                    1,058,658
                                                                                                                ----------
                                                                                                                 4,561,626
                                                                                                                ----------
                Construction Materials - 0.0%                5,565    Italcementi SpA                               93,806
                                                                                                                ----------
                Diversified Financial Services - 0.0%        4,347    FinecoGroup SpA                               38,474
                                                                                                                ----------
                Diversified Telecommunication              317,467    Telecom Italia SpA                         1,206,840
                Services - 0.5%                            258,085    Telecom Italia SpA (RNC)                     809,367
                                                                                                                ----------
                                                                                                                 2,016,207
                                                                                                                ----------
                Electric Utilities - 0.4%                  158,015    Enel SpA                                   1,515,994
                                                            21,454    Terna SpA                                     57,243
                                                                                                                ----------
                                                                                                                 1,573,237
                                                                                                                ----------
                Gas Utilities - 0.1%                        45,149    Snam Rete Gas SpA                            252,080
                                                                                                                ----------
                Hotels, Restaurants & Leisure - 0.0%         4,473    Autogrill SpA                                 67,086
                                                                                                                ----------
                Industrial Conglomerates - 0.0%            119,974    Pirelli & C SpA                              149,687
                                                                                                                ----------
                Insurance - 0.5%                            23,052    Alleanza Assicurazioni SpA                   301,692
                                                            39,307    Assicurazioni Generali SpA                 1,272,022
                                                            11,651    Riunione Adriatica di Sicurta SpA            274,846
                                                                                                                ----------
                                                                                                                 1,848,560
                                                                                                                ----------
                Internet Software & Services - 0.0%        170,961    Telecom Italia Media SpA (a)                  95,763
                                                             2,170    Tiscali SpA (a)                                7,725
                                                                                                                ----------
                                                                                                                   103,488
                                                                                                                ----------
                Media - 0.1%                                 5,198    Arnoldo Mondadori Editore SpA                 55,679
                                                            13,547    Gruppo Editoriale L'Espresso SpA              84,986
                                                            18,663    Mediaset SpA                                 269,234
                                                           171,874    Seat Pagine Gialle SpA                        71,815
                                                                                                                ----------
                                                                                                                   481,714
                                                                                                                ----------
                Multi-Utilities & Unregulated               16,589    Edison SpA (a)                                33,914
                Power - 0.0%
                                                                                                                ----------
                Multiline Retail - 0.0%                      5,245    Rinascente SPA (a)                             3,408
                                                             5,245    Rozzano                                            0
                                                                                                                ----------
                                                                                                                     3,408
                                                                                                                ----------
                Oil & Gas - 0.8%                           101,164    ENI SpA                                    2,634,808
                                                             1,875    ENI SpA (b)                                  244,050
                                                                                                                ----------
                                                                                                                 2,878,858
                                                                                                                ----------
                Textiles, Apparel & Luxury Goods - 0.0%      5,296    Benetton Group SpA                            51,354
                                                             9,894    Bulgari SpA                                  117,914
                                                             4,858    Luxottica Group SpA                           99,946
                                                                                                                ----------
                                                                                                                   269,214
                                                                                                                ----------
                Transportation Infrastructure - 0.1%        10,018    Autostrade SpA                               260,163
                                                                                                                ----------
                Wireless Telecommunication                  52,198    TIM SpA                                      350,049
                Services - 0.1%
                                                                                                                ----------
                                                                      TOTAL COMMON STOCKS IN ITALY              16,070,696
                                                                                                                ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
COUNTRY         INDUSTRY*                                   HELD      COMMON STOCKS                               VALUE
-------------   ------------------------------------      --------    ---------------------------------------   ----------
JAPAN - 20.4%   Air Freight & Logistics - 0.1%              23,000    Yamato Transport Co., Ltd.                $  329,862
                                                                                                                ----------
                Airlines - 0.0%                             28,000    Japan Airlines Corp.                          81,937
                                                                                                                ----------
                Auto Components - 0.4%                       9,900    Aisin Seiki Co., Ltd.                        225,841
                                                            25,000    Bridgestone Corp.                            460,686
                                                            20,600    Denso Corp.                                  514,230
                                                             1,000    NGK Spark Plug Co., Ltd.                      10,368
                                                             4,000    NOK Corp.                                     95,550
                                                            12,000    Sanden Corp.                                  60,247
                                                             7,000    Stanley Electric Co., Ltd.                   106,283
                                                             1,000    Toyoda Gosei Co., Ltd.                        18,100
                                                             8,000    Toyota Industries Corp.                      225,879
                                                                                                                ----------
                                                                                                                 1,717,184
                                                                                                                ----------
                Automobiles - 1.8%                          32,400    Honda Motor Co., Ltd.                      1,626,664
                                                           100,700    Nissan Motor Co., Ltd.                     1,034,679
                                                           118,100    Toyota Motor Corp.                         4,405,563
                                                             9,000    Yamaha Motor Co., Ltd.                       154,404
                                                                                                                ----------
                                                                                                                 7,221,310
                                                                                                                ----------
                Beverages - 0.1%                             9,000    Asahi Breweries Ltd.                         116,875
                                                            25,000    Kirin Brewery Co., Ltd.                      244,250
                                                            27,000    Sapporo Holdings Ltd. (d)                    126,720
                                                            13,000    Takara Holdings, Inc.                         91,277
                                                                                                                ----------
                                                                                                                   579,122
                                                                                                                ----------
                Building Products - 0.3%                    28,000    Asahi Glass Co., Ltd.                        295,811
                                                             2,000    Central Glass Co., Ltd.                       12,734
                                                            12,000    Daikin Industries Ltd.                       302,917
                                                            11,000    JS Group Corp.                               202,393
                                                            24,000    Nippon Sheet Glass Co., Ltd.                 101,870
                                                             9,000    Toto Ltd.                                     77,412
                                                                                                                ----------
                                                                                                                   993,137
                                                                                                                ----------
                Capital Markets - 0.4%                      43,000    Daiwa Securities Group, Inc.                 283,826
                                                             1,100    Jafco Co., Ltd. (a)                           69,213
                                                            56,000    Nikko Cordial Corp.                          280,628
                                                            76,000    Nomura Holdings, Inc.                      1,065,819
                                                                                                                ----------
                                                                                                                 1,699,486
                                                                                                                ----------
                Chemicals - 0.9%                            53,000    Asahi Kasei Corp.                            261,631
                                                             3,000    Daicel Chemical Industries Ltd.               16,548
                                                            30,000    Dainippon Ink and Chemicals, Inc.             82,180
                                                             3,000    Denki Kagaku Kogyo Kabushiki Kaisha           10,883
                                                             2,500    Hitachi Chemical Co., Ltd.                    44,783
                                                            11,000    Ishihara Sangyo Kaisha Ltd.                   25,505
                                                             4,000    JSR Corp.                                     79,095
                                                            13,000    Kaneka Corp.                                 143,904
                                                            25,000    Kuraray Co., Ltd.                            223,682
                                                            42,000    Mitsubishi Chemical Corp.                    134,293
                                                            18,000    Mitsubishi Gas Chemical Co., Inc.             84,648
                                                            49,000    Mitsubishi Rayon Co., Ltd.                   181,414
                                                            13,000    Mitsui Chemicals, Inc.                        72,803
                                                            12,000    Nissan Chemical Industries Ltd.              103,777
                                                             7,910    Nitto Denko Corp.                            415,615
                                                            14,900    Shin-Etsu Chemical Co., Ltd.                 565,576
                                                            18,000    Showa Denko KK                                47,289
                                                            14,000    Sumitomo Bakelite Co., Ltd.                   87,565
                                                            54,000    Sumitomo Chemical Co., Ltd.                  267,577
                                                            52,000    Teijin Ltd.                                  222,663
                                                            49,000    Toray Industries, Inc.                       220,353
                                                            38,000    Tosoh Corp.                                  188,295
                                                            57,000    Ube Industries Ltd.                          117,773
                                                                                                                ----------
                                                                                                                 3,597,852
                                                                                                                ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
COUNTRY         INDUSTRY*                                   HELD      COMMON STOCKS                                VALUE
-------         ------------------------------------      --------    ---------------------------------------   -----------
                Commercial Banks - 2.0%                     12,000    The 77 Bank Ltd.                          $    87,173
                                                            31,000    The Bank of Fukuoka Ltd.                      195,054
                                                            41,000    The Bank of Yokohama Ltd. (a)                 250,692
                                                            31,000    The Chiba Bank Ltd.                           201,141
                                                            13,000    The Gunma Bank Ltd.                            75,234
                                                            46,000    Hokuhoku Financial Group, Inc.                139,772
                                                            23,000    The Joyo Bank Ltd.                            124,074
                                                               179    Mitsubishi Tokyo Financial Group, Inc.      1,556,376
                                                            23,000    Mitsui Trust Holdings, Inc.                   229,226
                                                               308    Mizuho Financial Group, Inc.                1,459,948
                                                           154,000    Resona Holdings, Inc. (a)                     309,555
                                                            69,000    Shinsei Bank Ltd.                             393,512
                                                            26,000    The Shizuoka Bank Ltd.                        263,257
                                                               169    Sumitomo Mitsui Financial Group, Inc.       1,147,102
                                                            48,000    The Sumitomo Trust & Banking Co., Ltd.        313,687
                                                             4,000    Suruga Bank Ltd.                               35,639
                                                               160    UFJ Holdings, Inc.                            843,680
                                                                                                                -----------
                                                                                                                  7,625,122
                                                                                                                -----------
                Commercial Services &                        2,000    Benesse Corp.                                  68,063
                Supplies - 0.3%                             26,000    Dai Nippon Printing Co., Ltd.                 425,150
                                                             5,000    Kokuyo Co., Ltd.                               63,902
                                                               500    Meitec Corp.                                   17,483
                                                            12,000    Secom Co., Ltd.                               500,374
                                                            15,000    Toppan Printing Co., Ltd.                     164,641
                                                                                                                -----------
                                                                                                                  1,239,613
                                                                                                                -----------
                Computers & Peripherals - 0.4%              84,000    Fujitsu Ltd.                                  505,759
                                                            72,000    NEC Corp.                                     436,200
                                                             4,300    Seiko Epson Corp.                             160,004
                                                           151,000    Toshiba Corp.                                 632,461
                                                                                                                -----------
                                                                                                                  1,734,424
                                                                                                                -----------
                Construction &                               9,457    COMSYS Holdings Corp.                          79,486
                Engineering - 0.2%                           3,000    JGC Corp.                                      32,816
                                                            46,000    Kajima Corp.                                  190,520
                                                             9,000    Kinden Corp.                                   70,596
                                                            14,000    Nishimatsu Construction Co., Ltd.              53,141
                                                            25,000    Obayashi Corp.                                154,497
                                                            16,000    Shimizu Corp.                                  82,124
                                                            54,000    Taisei Corp.                                  202,954
                                                             3,000    Toda Corp.                                     14,809
                                                                                                                -----------
                                                                                                                    880,943
                                                                                                                -----------
                Construction Materials - 0.1%               34,000    Sumitomo Osaka Cement Co., Ltd.                89,323
                                                            47,000    Taiheiyo Cement Corp.                         132,264
                                                                                                                -----------
                                                                                                                    221,587
                                                                                                                -----------
                Consumer Finance - 0.5%                      3,100    Acom Co., Ltd.                                210,125
                                                               500    Aeon Credit Service Co., Ltd.                  33,844
                                                             1,850    Aiful Corp.                                   148,401
                                                               925    Aiful Corp. (a)                                72,644
                                                             8,200    Credit Saison Co., Ltd.                       295,924
                                                             4,100    ORIX Corp.                                    524,000
                                                             3,550    Promise Co., Ltd.                             243,283
                                                             5,620    Takefuji Corp.                                379,361
                                                                                                                -----------
                                                                                                                  1,907,582
                                                                                                                -----------
                Containers & Packaging - 0.0%                5,000    Toyo Seikan Kaisha Ltd.                        93,072
                                                                                                                -----------
                Diversified Telecommunication                  239    Nippon Telegraph & Telephone Corp.          1,047,971
                Services - 0.3%
                                                                                                                -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
COUNTRY         INDUSTRY*                                   HELD      COMMON STOCKS                                VALUE
-------         ------------------------------------      --------    ---------------------------------------   -----------
                Electric Utilities - 0.9%                   25,100    Chubu Electric Power Co., Inc.            $   604,268
                                                             7,800    Electric Power Development Co.                240,651
                                                             6,000    Hokkaido Electric Power Co., Inc.             122,289
                                                            28,200    The Kansai Electric Power Co., Inc.           566,847
                                                            16,400    Kyushu Electric Power Co., Inc.               349,589
                                                            17,600    Tohoku Electric Power Co., Inc.               326,956
                                                            52,100    The Tokyo Electric Power Co., Inc.          1,266,455
                                                                                                                -----------
                                                                                                                  3,477,055
                                                                                                                -----------
                Electrical Equipment - 0.3%                 21,000    Fujikura Ltd.                                  92,277
                                                            30,000    Furukawa Electric Co., Ltd.                   137,715
                                                            13,873    Matsushita Electric Works Ltd.                119,716
                                                            68,000    Mitsubishi Electric Corp.                     352,842
                                                            29,000    Sumitomo Electric Industries Ltd.             309,359
                                                             3,000    Ushio, Inc.                                    57,498
                                                                                                                -----------
                                                                                                                  1,069,407
                                                                                                                -----------
                Electronic Equipment &                      12,000    Alps Electric Co., Ltd.                       191,511
                Instruments - 1.1%                           4,000    Citizen Watch Co., Ltd.                        38,482
                                                            15,000    Dainippon Screen Manufacturing Co., Ltd.      101,673
                                                             1,500    Hirose Electric Co., Ltd.                     153,562
                                                           129,000    Hitachi Ltd.                                  803,235
                                                             4,200    Hoya Corp.                                    463,351
                                                               900    Keyence Corp.                                 209,013
                                                             7,500    Kyocera Corp.                                 536,415
                                                             1,200    Mabuchi Motor Co., Ltd.                        72,251
                                                             8,400    Murata Manufacturing Co., Ltd.                451,571
                                                             1,900    Nidec Corp.                                   237,145
                                                            33,000    Oki Electric Industry Co., Ltd.               139,454
                                                            10,000    Omron Corp.                                   218,773
                                                             6,200    TDK Corp.                                     425,467
                                                             3,000    Yokogawa Electric Corp.                        40,726
                                                                                                                -----------
                                                                                                                  4,082,629
                                                                                                                -----------
                Food & Staples                              23,000    Aeon Co., Ltd.                                389,426
                Retailing - 0.5%                             3,900    FamilyMart Co., Ltd.                          115,221
                                                            15,000    Ito-Yokado Co., Ltd.                          600,224
                                                             2,400    Lawson, Inc.                                   88,407
                                                             3,200    Matsumotokiyoshi Co., Ltd. (d)                 95,138
                                                            14,000    Seven-Eleven Japan Co., Ltd.                  410,995
                                                             4,000    UNY Co., Ltd.                                  48,168
                                                                                                                -----------
                                                                                                                  1,747,579
                                                                                                                -----------
                Food Products - 0.2%                        32,000    Ajinomoto Co., Inc.                           391,324
                                                             3,000    Kikkoman Corp.                                 30,151
                                                             1,000    Nichirei Corp.                                  3,805
                                                             2,000    Nippon Meat Packers, Inc.                      25,411
                                                            11,000    Nisshin Seifun Group, Inc.                    117,240
                                                             5,300    Nissin Food Products Co., Ltd.                138,991
                                                            18,000    Snow Brand Milk Products Co., Ltd. (a)         59,574
                                                             3,000    Yakult Honsha Co., Ltd.                        57,919
                                                             7,000    Yamazaki Baking Co., Ltd.                      66,230
                                                                                                                -----------
                                                                                                                    890,645
                                                                                                                -----------
                Gas Utilities - 0.2%                        86,000    Osaka Gas Co., Ltd.                           265,333
                                                            93,000    Tokyo Gas Co., Ltd.                           375,617
                                                                                                                -----------
                                                                                                                    640,950
                                                                                                                -----------
                Health Care Equipment &                      6,000    Olympus Corp.                                 140,239
                Supplies - 0.1%                              5,600    Terumo Corp.                                  169,110
                                                                                                                -----------
                                                                                                                    309,349
                                                                                                                -----------
                Health Care Providers & Services - 0.0%        200    Nichii Gakkan Co.                               6,040
                                                             1,000    Suzuken Co., Ltd.                              24,682
                                                                                                                -----------
                                                                                                                     30,722
                                                                                                                -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
COUNTRY         INDUSTRY*                                   HELD      COMMON STOCKS                                VALUE
-------         ------------------------------------      --------    ---------------------------------------   -----------
                Hotels, Restaurants & Leisure - 0.0%         1,900    Oriental Land Co., Ltd.                   $   124,346
                                                             2,000    Skylark Co., Ltd.                              33,826
                                                                                                                -----------
                                                                                                                    158,172
                                                                                                                -----------
                Household Durables - 1.1%                    2,000    Casio Computer Co., Ltd.                       26,458
                                                             2,000    Daito Trust Construction Co., Ltd.             84,144
                                                            13,000    Daiwa House Industry Co., Ltd.                149,738
                                                             1,000    Makita Corp.                                   18,306
                                                            88,000    Matsushita Electric Industrial Co., Ltd.    1,299,925
                                                             7,800    Pioneer Corp.                                 140,671
                                                            41,000    Sanyo Electric Co., Ltd.                      128,029
                                                            20,000    Sekisui Chemical Co., Ltd.                    145,662
                                                            12,000    Sekisui House Ltd.                            128,459
                                                            43,000    Sharp Corp.                                   652,076
                                                            38,400    Sony Corp.                                  1,532,984
                                                                                                                -----------
                                                                                                                  4,306,452
                                                                                                                -----------
                Household Products - 0.2%                   24,000    Kao Corp.                                     553,104
                                                             2,400    Uni-Charm Corp.                               107,928
                                                                                                                -----------
                                                                                                                    661,032
                                                                                                                -----------
                IT Services - 0.2%                           3,100    CSK Corp.                                     129,263
                                                               400    Itochu Techno-Science Corp.                    12,977
                                                                47    NET One Systems Co., Ltd.                     120,840
                                                                57    NTT Data Corp.                                197,176
                                                             1,500    Nomura Research Institute Ltd.                140,239
                                                               100    Obic Co., Ltd.                                 19,559
                                                               400    TIS, Inc.                                      15,669
                                                                                                                -----------
                                                                                                                    635,723
                                                                                                                -----------
                Insurance - 0.6%                                61    Millea Holdings, Inc.                         889,678
                                                            63,000    Mitsui Sumitomo Insurance Co., Ltd.           578,992
                                                            29,000    Sompo Japan Insurance, Inc.                   303,394
                                                             7,250    T&D Holdings, Inc.                            369,414
                                                                                                                -----------
                                                                                                                  2,141,478
                                                                                                                -----------
                Internet & Catalog Retail - 0.0%               130    Rakuten, Inc.                                 113,641
                                                                                                                -----------
                Internet Software &                         10,200    Softbank Corp. (a)                            421,503
                Services - 0.2%                                 62    Yahoo! Japan Corp.                            146,073
                                                                62    Yahoo! Japan Corp. (a)                        145,494
                                                                                                                -----------
                                                                                                                    713,070
                                                                                                                -----------
                Leisure Equipment &                          2,100    Bandai Co., Ltd.                               42,703
                Products - 0.3%                             22,000    Fuji Photo Film Co., Ltd.                     806,283
                                                             6,000    Nikon Corp.                                    69,166
                                                             1,400    Sankyo Co., Ltd. (Gunma)                       67,932
                                                             2,732    Sega Sammy Holdings, Inc.                     166,536
                                                             3,500    Shimano, Inc.                                 117,801
                                                             6,600    Yamaha Corp.                                   95,458
                                                                                                                ------------
                                                                                                                  1,365,879
                Machinery - 0.7%                            20,000    Amada Co., Ltd.                               123,411
                                                            22,000    Ebara Corp. (d)                                97,700
                                                             7,300    Fanuc Ltd.                                    457,956
                                                             5,000    Hino Motors Ltd.                               31,507
                                                            92,000    Ishikawajima-Harima Heavy
                                                                      Industries Co., Ltd.                          148,803
                                                            26,000    Kawasaki Heavy Industries Ltd.                 44,970
                                                            39,000    Komatsu Ltd.                                  293,886
                                                             8,000    Koyo Seiko Co., Ltd. (d)                      108,527
                                                            47,000    Kubota Corp.                                  251,346
                                                             3,000    Kurita Water Industries Ltd.                   47,289
                                                            25,000    Minebea Co., Ltd.                             107,517

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                SHARES
COUNTRY                    INDUSTRY*             HELD                    COMMON STOCKS                     VALUE
-------         ----------------------------   -------    ------------------------------------------    -----------
                                                88,000    Mitsubishi Heavy Industries Ltd.              $   234,480
                                                50,000    Mitsui Engineering & Shipbuilding Co., Ltd.        94,895
                                                 3,000    NGK Insulators Ltd.                                29,871
                                                14,000    NSK Ltd.                                           72,251
                                                15,000    NTN Corp.                                          83,442
                                                 1,400    SMC Corp.                                         158,770
                                                32,000    Sumitomo Heavy Industries Ltd.                    126,253
                                                 3,700    THK Co., Ltd.                                      74,892
                                                 9,000    Takuma Co., Ltd.                                   75,056
                                                                                                        -----------
                                                                                                          2,662,822
                                                                                                        -----------
                Marine - 0.2%                   29,000    Kawasaki Kisen Kaisha Ltd.                        200,636
                                                50,000    Mitsui OSK Lines Ltd.                             322,083
                                                49,000    Nippon Yusen Kabushiki Kaisha                     295,942
                                                                                                        -----------
                                                                                                            818,661
                                                                                                        -----------
                Media - 0.1%                       600    Asatsu-DK, Inc.                                    19,241
                                                    33    Dentsu, Inc.                                       90,398
                                                     1    Fuji Television Network, Inc.                       2,365
                                                 5,000    Toho Co., Ltd.                                     81,900
                                                 4,000    Tokyo Broadcasting System, Inc.                    78,160
                                                                                                        -----------
                                                                                                            272,064
                                                                                                        -----------
                Metals & Mining - 0.6%           7,000    Dowa Mining Co., Ltd.                              47,317
                                                24,100    JFE Holdings, Inc.                                673,700
                                                54,000    Kobe Steel Ltd.                                    95,419
                                                10,000    Mitsubishi Materials Corp.                         23,934
                                                22,000    Mitsui Mining & Smelting Co., Ltd.                 97,700
                                               277,000    Nippon Steel Corp.                                701,823
                                                40,000    Nisshin Steel Co., Ltd.                           105,086
                                               152,000    Sumitomo Metal Industries Ltd.                    274,271
                                                32,000    Sumitomo Metal Mining Co., Ltd.                   241,436
                                                                                                        -----------
                                                                                                          2,260,686
                                                                                                        -----------
                Multiline Retail - 0.1%          9,000    Daimaru, Inc.                                      80,357
                                                 6,000    Hankyu Department Stores                           46,896
                                                 1,000    Isetan Co., Ltd.                                   13,061
                                                 7,000    Marui Co., Ltd.                                    94,306
                                                16,000    Mitsukoshi Ltd.                                    83,770
                                                 1,800    Ryohin Keikaku Co., Ltd.                           89,192
                                                 4,000    Takashimaya Co., Ltd.                              41,062
                                                                                                        -----------
                                                                                                            448,644
                                                                                                        -----------
                Office Electronics - 0.7%       34,000    Canon, Inc.                                     1,827,786
                                                26,000    Konica Minolta Holdings, Inc.                     263,500
                                                30,000    Ricoh Co., Ltd.                                   516,081
                                                                                                        -----------
                                                                                                          2,607,367
                                                                                                        -----------
                Oil & Gas - 0.2%                21,000    Nippon Mining Holdings, Inc.                      115,641
                                                66,000    Nippon Oil Corp.                                  469,577
                                                 6,000    Showa Shell Sekiyu KK                              58,340
                                                17,000    Teikoku Oil Co., Ltd.                             124,289
                                                10,000    TonenGeneral Sekiyu KK                            102,749
                                                                                                        -----------
                                                                                                            870,596
                                                                                                        -----------
                Paper & Forest Products -           39    Nippon Paper Group, Inc.                          180,488
                0.1%                            31,000    OJI Paper Co., Ltd.                               174,476
                                                                                                        -----------
                                                                                                            354,964
                                                                                                        -----------
                Personal Products - 0.0%         1,700    Aderans Co., Ltd.                                  36,158
                                                10,000    Shiseido Co., Ltd. (d)                            132,292
                                                                                                        -----------
                                                                                                            168,450
                                                                                                        -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                             SHARES
COUNTRY            INDUSTRY*                                  HELD    COMMON STOCKS                                    VALUE
-------            ----------------------------------------  -------  -----------------------------------------  -----------------
                   Pharmaceuticals - 1.1%                     17,300  Chugai Pharmaceutical Co., Ltd.            $         266,390
                                                              14,100  Daiichi Pharmaceutical Co., Ltd.                     330,881
                                                              10,000  Eisai Co., Ltd.                                      340,314
                                                              16,000  Fujisawa Pharmaceutical Co., Ltd.                    385,535
                                                              11,000  Kaken Pharmaceutical Co., Ltd.                        76,103
                                                              11,000  Kyowa Hakko Kogyo Co., Ltd.                           84,433
                                                              11,300  Sankyo Co., Ltd.                                     238,762
                                                              18,000  Shionogi & Co., Ltd.                                 248,729
                                                               7,000  Taisho Pharmaceutical Co., Ltd.                      149,215
                                                              38,000  Takeda Pharmaceutical Co., Ltd.                    1,815,445
                                                              13,300  Yamanouchi Pharmaceutical Co., Ltd.                  451,374
                                                                                                                 -----------------
                                                                                                                         4,387,181
                                                                                                                 -----------------
                   Real Estate - 0.4%                             14  Japan Real Estate Investment Corp. (d)               114,529
                                                                  13  Japan Retail Fund Investment Corp.                   103,553
                                                               2,300  Leopalace21 Corp.                                     38,018
                                                              45,000  Mitsubishi Estate Co., Ltd.                          524,215
                                                              37,000  Mitsui Fudosan Co., Ltd.                             435,518
                                                                  16  Nippon Building Fund, Inc.                           137,023
                                                              20,000  Sumitomo Realty & Development Co., Ltd.              241,960
                                                              26,000  Tokyu Land Corp.                                     109,630
                                                                                                                 -----------------
                                                                                                                         1,704,446
                                                                                                                 -----------------
                   Road & Rail - 0.7%                             41  Central Japan Railway Co.                            351,889
                                                                 163  East Japan Railway Co.                               877,786
                                                              15,000  Keihin Electric Express Railway Co., Ltd.             92,979
                                                              19,000  Keio Electric Railway Co., Ltd.                      112,977
                                                              72,000  Kintetsu Corp. (d)                                   245,026
                                                              37,000  Nippon Express Co., Ltd.                             195,101
                                                              25,000  Odakyu Electric Railway Co., Ltd.                    153,095
                                                              42,000  Tobu Railway Co., Ltd.                               170,026
                                                              41,000  Tokyu Corp.                                          214,276
                                                                  87  West Japan Railway Co.                               355,451
                                                                                                                 -----------------
                                                                                                                         2,768,606
                                                                                                                 -----------------
                   Semiconductors & Semiconductor              3,500  Advantest Corp.                                      268,979
                   Equipment - 0.3%                            1,200  NEC Electronics Corp.                                 56,096
                                                               4,000  Rohm Co., Ltd.                                       387,061
                                                               8,000  Sanken Electric Co., Ltd.                            105,011
                                                               7,800  Tokyo Electron Ltd.                                  445,568
                                                                                                                 -----------------
                                                                                                                         1,262,715
                                                                                                                 -----------------
                   Software - 0.3%                             5,700  Capcom Co., Ltd.                                      55,796
                                                               3,600  Konami Corp.                                          80,105
                                                               9,000  Namco Ltd.                                           117,212
                                                               4,500  Nintendo Co., Ltd.                                   492,240
                                                                 900  Oracle Corp. Japan                                    41,735
                                                               5,500  Trend Micro, Inc.                                    237,051
                                                                                                                 -----------------
                                                                                                                         1,024,139
                                                                                                                 -----------------
                   Specialty Retail - 0.1%                     2,800  Aoyama Trading Co., Ltd.                              75,785
                                                               1,300  Autobacs Seven Co., Ltd.                              42,053
                                                               2,400  Fast Retailing Co., Ltd.                             145,624
                                                                 600  Shimachu Co., Ltd.                                    15,707
                                                                 600  Shimamura Co., Ltd.                                   46,055
                                                                 700  USS Co., Ltd.                                         54,319
                                                               4,200  Yamada Denki Co., Ltd. (d)                           220,681
                                                                                                                 -----------------
                                                                                                                           600,224
                                                                                                                 -----------------
                   Textiles, Apparel & Luxury Goods - 0.1%     1,000  Nisshinbo Industries, Inc.                             8,162
                                                               8,000  Onward Kashiyama Co., Ltd.                           118,399
                                                               2,000  Toyobo Co., Ltd.                                       4,880
                                                               5,000  Wacoal Corp.                                          66,520
                                                               1,600  World Co., Ltd.                                       58,040
                                                                                                                 -----------------
                                                                                                                           256,001
                                                                                                                 -----------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                             SHARES
COUNTRY             INDUSTRY*                                 HELD    COMMON STOCKS                                VALUE
-------             ---------------------------------------  -------  --------------------------------------  --------------
                    Tobacco - 0.1%                                45  Japan Tobacco, Inc.                     $      500,654
                    Trading Companies &                       53,000  Itochu Corp.                                   267,577
                    Distributors - 0.5%                       80,000  Marubeni Corp.                                 257,292
                                                              40,000  Mitsubishi Corp.                               519,447
                                                              47,000  Mitsui & Co., Ltd.                             434,583
                                                              23,100  Sojitz Holdings Corp. (a)                      114,031
                                                              38,000  Sumitomo Corp.                                 326,496
                                                                                                              --------------
                                                                                                                   1,919,426
                                                                                                              --------------
                    Transportation                             2,000  Kamigumi Co., Ltd.                              16,754
                    Infrastructure - 0.0%                      8,000  Mitsubishi Logistics Corp.                      90,726
                                                                                                              --------------
                                                                                                                     107,480
                                                                                                              --------------
                    Wireless Telecommunication                   810  NTT DoCoMo, Inc.                             1,363,126
                    Services - 0.4%
                                                                                                              --------------
                                                                      TOTAL COMMON STOCKS IN JAPAN                79,672,239
                                                                                                              --------------
NETHERLANDS - 4.8%  Air Freight & Logistics -                 17,341  TNT NV                                         494,691
                    0.1%
                                                                                                              --------------
                    Beverages - 0.1%                          10,499  Heineken NV                                    364,731
                                                                                                              --------------
                    Chemicals - 0.2%                          11,211  Akzo Nobel NV                                  513,167
                                                               3,975  DSM NV                                         280,777
                                                                                                              --------------
                                                                                                                     793,944
                                                                                                              --------------
                    Commercial Banks - 0.4%                   66,225  ABN AMRO Holding NV                          1,647,362
                                                                                                              --------------
                    Commercial Services &                      1,086  Randstad Holdings NV (a)                        48,468
                    Supplies - 0.0%                            7,896  Vedior NV                                      140,795
                                                                                                              --------------
                                                                                                                     189,263
                                                                                                              --------------
                    Diversified Financial Services - 0.7%      6,281  Euronext NV                                    224,077
                                                              78,678  ING Groep NV CVA                             2,382,509
                                                                                                              --------------
                                                                                                                   2,606,586
                                                                                                              --------------
                    Diversified Telecommunication            103,699  Royal KPN NV                                   929,927
                    Services - 0.2%
                                                                                                              --------------
                    Energy Equipment & Services - 0.0%           228  IHC Caland NV                                   14,520
                                                                                                              --------------

                    Food & Staples Retailing - 0.2%           67,517  Koninklijke Ahold NV (a)                       566,854
                                                                                                              --------------
                    Food Products - 0.5%                       6,433  Royal Numico NV (a)                            263,861
                                                              24,092  Unilever NV                                  1,643,832
                                                                                                              --------------
                                                                                                                   1,907,693
                                                                                                              --------------
                    Household Durables - 0.4%                 59,025  Koninklijke Philips Electronics NV           1,630,122
                                                                                                              --------------
                    IT Services - 0.0%                        14,185  Getronics NV                                    33,000
                                                                                                              --------------
                    Insurance - 0.2%                          60,535  Aegon NV                                       818,997
                                                                                                              --------------
                    Media - 0.3%                              34,981  Reed Elsevier NV                               528,734
                                                              10,501  VNU NV                                         307,071
                                                               8,647  Wolters Kluwer NV                              158,344
                                                                                                              --------------
                                                                                                                     994,149
                                                                                                              --------------
                    Office Electronics - 0.0%                    194  OCE NV                                           3,109
                                                                                                              --------------
                    Oil & Gas - 1.3%                          86,346  Royal Dutch Petroleum Co.                    5,175,553
                    Real Estate - 0.1%                         1,655  Corio NV                                        92,769
                                                               1,648  Rodamco Europe NV                              123,583
                                                                 332  Wereldhave NV                                   34,087
                                                                                                              --------------
                                                                                                                     250,439
                                                                                                              --------------
                    Semiconductors & Semiconductor            22,427  ASML Holding NV (a)                            379,788
                    Equipment - 0.1%
                                                                                                              --------------
                    Trading Companies & Distributors - 0.0%   30,280  Hagemeyer NV (a)                                77,132
                                                                                                              --------------
                                                                      TOTAL COMMON STOCKS IN THE NETHERLANDS      18,877,860
                                                                                                              --------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                          SHARES
COUNTRY           INDUSTRY*                                HELD    COMMON STOCKS                                    VALUE
---------------   -------------------------------------   ------   ------------------------------------------   ------------
NEW ZEALAND -     Construction Materials - 0.0%           20,926   Fletcher Building Ltd.                       $     99,064
0.2%
                                                                                                                ------------
                  Diversified Telecommunication           68,034   Telecom Corp. of New Zealand Ltd. (d)             293,940
                  Services - 0.1%
                                                                                                                ------------
                  Electric Utilities - 0.1%               22,289   Contact Energy Ltd.                               103,291
                                                                                                                ------------
                  Health Care Equipment &                 45,575   Fisher & Paykel Healthcare Corp.                   97,153
                  Supplies - 0.0%
                                                                                                                ------------
                  Household Durables - 0.0%               30,232   Fisher & Paykel Appliances Holdings Ltd.           64,015
                                                                                                                ------------
                  Insurance - 0.0%                         9,996   Tower Ltd. (a)                                     12,614
                                                                                                                ------------
                  Multiline Retail - 0.0%                 16,257   Warehouse Group Ltd.                               46,014
                                                                                                                ------------
                  Paper & Forest                           5,644   Carter Holt Harvey Ltd.                             7,927
                  Products - 0.0%                            574   Tenon Ltd.                                          1,715
                                                                                                                ------------
                                                                                                                       9,642
                                                                                                                ------------
                  Transportation Infrastructure - 0.0%    16,200   Auckland International Airport Ltd.                93,553
                                                                                                                ------------
                                                                   TOTAL COMMON STOCKS IN NEW ZEALAND                819,286
                                                                                                                ------------
NORWAY - 0.7%     Airlines - 0.0%                          2,392   SAS AB (a)                                         23,960
                                                                                                                ------------
                  Chemicals - 0.1%                         8,336   Yara International ASA                            127,065
                                                                                                                ------------
                  Commercial Banks - 0.1%                 19,915   DNB NOR ASA                                       204,215
                                                                                                                ------------
                  Commercial Services & Supplies - 0.0%    2,598   Tomra Systems ASA                                  11,644
                                                                                                                ------------
                  Communications Equipment - 0.0%          9,463   Tandberg ASA                                       99,285
                                                                                                                ------------
                  Diversified Telecommunication              913   Telenor ASA                                         8,242
                  Services - 0.1%                          8,900   Telenor ASA (b)                                   244,750
                                                                                                                ------------
                                                                                                                     252,992
                                                                                                                ------------
                  Energy Equipment &                       3,691   Smedvig ASA Class A (d)                            69,560
                  Services - 0.0%                          7,800   Stolt Offshore SA (a)                              60,405
                                                                                                                ------------
                                                                                                                     129,965
                                                                                                                ------------
                  Food Products - 0.1%                     8,570   Orkla ASA                                         314,874
                                                                                                                ------------
                  Insurance - 0.0%                         8,611   Storebrand ASA                                     78,413
                                                                                                                ------------
                  Media - 0.0%                             3,568   Schibsted ASA                                      94,082
                                                                                                                ------------
                  Oil & Gas - 0.3%                         3,444   Frontline Ltd.                                    165,262
                                                           7,859   Norsk Hydro ASA                                   650,934
                                                             542   Ship Finance International Ltd.                    10,647
                                                          25,330   Statoil ASA                                       433,238
                                                                                                                ------------
                                                                                                                   1,260,081
                                                                                                                ------------
                  Paper & Forest Products - 0.0%           3,089   Norske Skogindustrier ASA                          61,884
                                                                                                                ------------
                                                                   TOTAL COMMON STOCKS IN NORWAY                   2,658,460
PORTUGAL - 0.3%   Commercial Banks - 0.1%                 25,668   Banco BPI SA                                      105,082
                                                          88,715   Banco Comercial Portugues SA
                                                                   Registered Shares                                 242,126
                                                           6,793   Banco Espirito Santo SA Registered Shares         118,302
                                                                                                                ------------
                                                                                                                     465,510
                                                                                                                ------------
                  Construction Materials - 0.0%           15,305   Cimpor Cimentos de Portugal SA (a)                 86,128
                                                                                                                ------------
                  Diversified Telecommunication           32,349   Portugal Telecom SGPS SA Registered Shares        380,062
                  Services - 0.1%
                                                                                                                ------------
                  Electric Utilities - 0.1%               57,220   Energias de Portugal SA (d)                       159,886
                                                                                                                ------------
                  Food & Staples                           4,098   Jeronimo Martins                                   62,580
                  Retailing - 0.0%
                                                                                                                ------------
                  Industrial Conglomerates - 0.0%         38,364   Sonae SGPS SA                                      57,837
                                                                                                                ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                                 SHARES
COUNTRY              INDUSTRY*                                    HELD   COMMON STOCKS                                      VALUE
-------------------  -----------------------------------------  -------  ---------------------------------------------  ------------
                     Media - 0.0%                                 2,349  PT Multimedia Servicos de Telecomunicacoes e
                                                                         Multimedia SGPS SA                             $    58,768
                                                                                                                        ------------
                     Transportation Infrastructure - 0.0%         7,477  Brisa-Auto Estradas de Portugal SA
                                                                         Private Shares                                      63,261
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS IN PORTUGAL                  1,334,032
                                                                                                                        ------------
SINGAPORE - 0.8%     Aerospace & Defense - 0.0%                  56,213  Singapore Technologies Engineering Ltd.             87,252
                                                                                                                        ------------
                     Air Freight & Logistics - 0.0%             138,954  Singapore Post Ltd.                                 72,034

                                                                                                                        ------------
                     Airlines - 0.1%                             17,582  Singapore Airlines Ltd.                            126,857
                                                                                                                        ------------
                     Commercial Banks - 0.3%                     58,109  DBS Group Holdings Ltd.                            524,965
                                                                 36,598  Oversea-Chinese Banking Corp.                      306,222
                                                                 54,572  United Overseas Bank Ltd.                          476,467
                                                                                                                        ------------
                                                                                                                          1,307,654
                                                                                                                        ------------
                     Computers & Peripherals - 0.0%               5,907  Creative Technology Ltd.                            56,946
                                                                                                                        ------------
                     Distributors - 0.0%                          3,331  Jardine Cycle & Carriage Ltd.                       23,630
                                                                                                                        ------------
                     Diversified Financial Services - 0.1%       82,000  Singapore Exchange Ltd.                            104,408

                     Diversified Telecommunication              266,803  Singapore Telecommunications Ltd.                  412,507
                     Services - 0.1%
                                                                                                                        ------------
                     Electronic Equipment & Instruments - 0.0%    5,000  Venture Corp. Ltd.                                  40,320
                                                                                                                        ------------

                     Health Care Providers & Services - 0.0%     83,000  Parkway Holdings Ltd.                               82,029
                                                                                                                        ------------
                     Hotels, Restaurants & Leisure - 0.0%         2,631  Overseas Union Enterprise Ltd.                      13,001
                                                                                                                        ------------
                     Industrial Conglomerates - 0.1%              3,836  Fraser and Neave Ltd.                               35,353
                                                                  1,766  Haw Par Corp. Ltd.                                   5,621
                                                                 25,914  Keppel Corp. Ltd.                                  171,262
                                                                 24,154  SembCorp Industries Ltd.                            28,411
                                                                                                                        ------------
                                                                                                                            240,647
                                                                                                                        ------------
                     Machinery - 0.0%                           107,427  SembCorp Marine Ltd.                               125,710
                                                                                                                        ------------
                     Media - 0.0%                                36,116  Singapore Press Holdings Ltd.                       99,854
                                                                                                                        ------------
                     Real Estate - 0.1%                         126,833  CapitaLand Ltd. (d)                                180,718
                                                                 29,535  City Developments Ltd.                             115,504
                                                                                                                        ------------
                                                                                                                            296,222
                                                                                                                        ------------
                     Road & Rail - 0.0%                         104,816  ComfortDelgro Corp. Ltd.                           106,132
                                                                                                                        ------------
                     Semiconductors & Semiconductor              89,002  Chartered Semiconductor Manufacturing Ltd.(a)       53,424
                     Equipment - 0.0%                             1,120  Chartered Semiconductor Manufacturing
                                                                         Ltd.(a)(b)(d)
                                                                                                                              6,877
                                                                                                                        ------------
                                                                                                                             60,301
                                                                                                                        ------------
                     Transportation Infrastructure - 0.0%        43,000  SembCorp Logistics Ltd.                             42,497
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS IN SINGAPORE                 3,298,001
                                                                                                                        ------------
SOUTH AFRICA - 0.1%  Beverages - 0.1%                            35,782  SABMiller Plc                                      560,182
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS IN SOUTH AFRICA                560,182
                                                                                                                        ------------
SPAIN - 3.9%         Airlines - 0.0%                             31,929  Iberia Lineas Aereas de Espana                     107,061
                                                                                                                        ------------
                     Biotechnology - 0.0%                         6,228  Zeltia SA (d)                                       52,288
                                                                                                                        ------------
                     Commercial Banks - 1.5%                    131,467  Banco Bilbao Vizcaya Argentaria SA               2,146,009
                                                                  7,614  Banco Popular Espanol SA                           493,786
                                                                246,308  Banco Santander Central Hispano SA               3,005,864
                                                                                                                        ------------
                                                                                                                          5,645,659
                                                                                                                        ------------
                     Construction &                              13,307  ACS Actividades de Construccion y Servicios,
                                                                         SA                                                 330,323
                     Engineering - 0.2%                             446  Acciona SA                                          40,343
                                                                  2,428  Fomento de Construcciones y Contratas SA           124,423
                                                                  3,360  Grupo Ferrovial SA                                 190,786
                                                                  5,086  Sacyr Vallehermoso SA (d)                           91,416
                                                                                                                        ------------
                                                                                                                            777,291
                                                                                                                        ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                         SHARES
COUNTRY        INDUSTRY*                                  HELD   COMMON STOCKS                                  VALUE
-------------  ---------------------------------------  -------  ----------------------------------------  ---------------
               Diversified Telecommunication            182,280  Telefonica SA                             $     3,183,930
               Services - 0.8%                            1,081  Telefonica SA (b)                                  56,180
                                                                                                           ---------------
                                                                                                                 3,240,110
                                                                                                           ---------------
               Electric Utilities - 0.6%                 43,823  Endesa SA                                         988,159
                                                         35,281  Iberdrola SA                                      925,310
                                                          8,894  Union Fenosa SA                                   264,818
                                                                                                           ---------------
                                                                                                                 2,178,287
                                                                                                           ---------------
               Electrical Equipment - 0.0%                  738  Gamesa Corp. Tecnologica SA                         9,831
                                                                                                           ---------------
               Gas Utilities - 0.1%                       7,543  Gas Natural SDG SA                                217,436
                                                                                                           ---------------
               Hotels, Restaurants & Leisure - 0.0%       7,812  NH Hoteles SA                                     100,716
                                                                                                           ---------------
               IT Services - 0.1%                        13,126  Amadeus Global Travel Distribution SA A           124,191
                                                          8,650  Indra Sistemas SA                                 155,588
                                                                                                           ---------------
                                                                                                                   279,779
                                                                                                           ---------------
               Insurance - 0.0%                           8,309  Corp Mapfre SA                                    128,289
                                                                                                           ---------------
               Media - 0.0%                               1,688  Antena 3 de Television SA                         138,100
                                                            628  Sogecable SA (a)                                   25,212
                                                                                                           ---------------
                                                                                                                   163,312
                                                                                                           ---------------
               Metals & Mining - 0.1%                    10,980  Acerinox SA (d)                                   180,517
                                                                                                           ---------------
               Oil & Gas - 0.3%                          38,713  Repsol YPF SA                                   1,027,396
                                                                                                           ---------------
               Real Estate - 0.0%                         1,764  Metrovacesa SA (a)                                 94,569
                                                                                                           ---------------
               Specialty Retail - 0.1%                    7,341  Inditex SA (d)                                    220,104
                                                                                                           ---------------
               Tobacco - 0.1%                            11,957  Altadis SA                                        490,283
                                                                                                           ---------------
               Transportation                             5,353  Abertis Infraestructuras SA                       121,261
               Infrastructure - 0.0%                      6,800  Cintra Concesiones de Infraestructuras
                                                                 de Transporte SA                                   73,352
                                                                                                           ---------------
                                                                                                                   194,613
                                                                                                           ---------------
               Water Utilities - 0.0%                     3,530  Sociedad General de Aguas de Barcelona
                                                                 SA Class A                                         76,570
                                                                                                           ---------------
                                                                 TOTAL COMMON STOCKS IN SPAIN                   15,184,111
                                                                                                           ---------------
SWEDEN - 2.3%  Airlines - 0.0%                            1,680  SAS AB (a)                                         16,999
                                                                                                           ---------------
               Auto Components - 0.0%                     6,944  Trelleborg AB Class B                             120,775
                                                                                                           ---------------
               Building Products - 0.1%                  18,498  Assa Abloy AB B                                   262,636
                                                                                                           ---------------
               Commercial Banks - 0.4%                   80,944  Nordea Bank AB                                    821,714
                                                         24,798  Skandinaviska Enskilda Banken AB Class A          471,793
                                                         19,957  Svenska Handelsbanken Class A                     473,197
                                                                                                           ---------------
                                                                                                                 1,766,704
                                                                                                           ---------------
               Commercial Services & Supplies - 0.1%     14,465  Securitas AB                                      232,074
                                                                                                           ---------------
               Communications                           618,398  Telefonaktiebolaget LM Ericsson                 1,747,234
               Equipment - 0.5%                           1,407  Telefonaktiebolaget LM Ericsson (b)                39,677
                                                                                                           ---------------
                                                                                                                 1,786,911
                                                                                                           ---------------
               Construction & Engineering - 0.1%         17,922  Skanska AB Class B                                217,562
                                                                                                           ---------------
               Diversified Financial                          1  Ainax AB                                               42
               Services - 0.0%                            1,010  OMX AB                                             11,974
                                                                                                           ---------------
                                                                                                                    12,016
                                                                                                           ---------------
               Diversified Telecommunication              6,322  Tele2 AB Class B (d)                              209,590
               Services - 0.1%                           40,346  TeliaSonera AB                                    240,591
                                                                                                           ---------------
                                                                                                                   450,181
                                                                                                           ---------------
               Health Care Equipment & Supplies - 0.0%    2,151  Getinge AB Class B                                 32,220
                                                                                                           ---------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY             INDUSTRY*                                   HELD   COMMON STOCKS                                VALUE
------------------  -----------------------------------------  ------  --------------------------------------  ----------------
                    Health Care Providers &                     4,167  Gambro AB Class A                       $         57,093
                    Services - 0.0%                             3,981  Gambro AB Class B                                 54,262
                                                                                                               ----------------
                                                                                                                        111,355
                                                                                                               ----------------
                    Household Durables - 0.1%                  15,168  Electrolux AB Series B                           354,262
                                                                                                               ----------------
                    IT Services - 0.0%                          4,275  WM-data AB Class B                                10,622
                                                                                                               ----------------
                    Insurance - 0.1%                           55,968  Skandia Forsakrings AB                           285,275
                                                                                                               ----------------
                    Machinery - 0.5%                            5,967  Alfa Laval AB                                     98,275
                                                                4,654  Atlas Copco AB Class A                           223,674
                                                                2,672  Atlas Copco AB Class B                           117,416
                                                                5,301  SKF AB Class B                                   248,748
                                                               10,360  Sandvik AB                                       432,451
                                                                3,295  Scania AB Class B                                140,816
                                                                3,880  Volvo AB Class A                                 166,368
                                                               10,995  Volvo AB Class B                                 487,838
                                                                                                               ----------------
                                                                                                                      1,915,586
                                                                                                               ----------------
                    Media - 0.0%                                5,496  Eniro AB                                          65,157
                                                                2,810  Modern Times Group AB Class B (a)                 85,379
                                                                                                               ----------------
                                                                                                                        150,536
                                                                                                               ----------------
                    Paper & Forest                                277  Billerud AB                                        4,090
                    Products - 0.1%                               945  Holmen AB Class B                                 29,853
                                                               10,718  Svenska Cellulosa AB Class B                     405,547
                                                                                                               ----------------
                                                                                                                        439,490
                                                                                                               ----------------
                    Specialty Retail - 0.2%                    22,049  Hennes & Mauritz AB B Shares                     760,721
                                                                                                               ----------------
                    Tobacco - 0.0%                             17,627  Swedish Match AB                                 216,483
                                                                                                               ----------------
                                                                       TOTAL COMMON STOCKS IN SWEDEN                  9,142,408
                                                                                                               ----------------
SWITZERLAND - 6.8%  Biotechnology - 0.1%                          355  Serono SA                                        258,528
                                                                                                               ----------------
                    Building Products - 0.0%                       90  Geberit AG Registered Shares                      66,146
                                                                                                               ----------------
                    Capital Markets - 1.5%                     50,370  Credit Suisse Group                            2,170,064
                                                               45,338  UBS AG Registered Shares                       3,841,881
                                                                                                               ----------------
                                                                                                                      6,011,945
                                                                                                               ----------------
                    Chemicals - 0.3%                            3,446  Ciba Specialty Chemicals AG
                                                                       Registered Shares                                223,777
                                                               10,389  Clariant AG                                      179,992
                                                                  198  Givaudan                                         127,581
                                                                2,482  Lonza Group AG Registered Shares                 152,431
                                                                5,443  Syngenta AG                                      570,376
                                                                                                               ----------------
                                                                                                                      1,254,157
                                                                                                               ----------------
                    Commercial Services &                       4,763  Adecco SA Registered Shares                      262,546
                    Supplies - 0.1%                               218  SGS SA                                           157,661
                                                                                                               ----------------
                                                                                                                        420,207
                                                                                                               ----------------
                    Computers & Peripherals - 0.0%              2,235  Logitech International SA
                                                                       Registered Shares (a)                            136,418
                                                                                                               ----------------
                    Construction Materials - 0.1%               7,704  Holcim Ltd.                                      475,400
                                                                                                               ----------------
                    Diversified Telecommunication               1,364  Swisscom AG                                      501,816
                    Services - 0.1%
                                                                                                               ----------------
                    Electrical Equipment - 0.1%                72,722  ABB Ltd. (a)                                     453,330
                                                                                                               ----------------
                    Electronic Equipment & Instruments - 0.0%   2,650  Kudelski SA                                       95,937
                                                                                                               ----------------
                    Food Products - 1.2%                       17,202  Nestle SA Registered Shares                    4,723,009
                                                                                                               ----------------
                    Health Care Equipment &                       850  Nobel Biocare Holding AG                         179,535
                    Supplies - 0.2%                             2,889  Phonak Holding AG Registered Shares               99,863
                                                                  207  Straumann Holding AG Registered Shares            44,981
                                                                2,128  Synthes, Inc.                                    237,456
                                                                                                               ----------------
                                                                                                                        561,835
                                                                                                               ----------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                                SHARES
COUNTRY                 INDUSTRY*                                HELD    COMMON STOCKS                             VALUE
----------------------  ------------------------------------  ---------  ------------------------------------  -------------
                        Hotels, Restaurants & Leisure - 0.0%         35  Kuoni Reisen Holding AG Registered
                                                                         Shares (a)                            $      15,534
                                                                                                               -------------
                        Insurance - 0.6%                         15,311  Swiss Reinsurance Registered Shares       1,100,249
                                                                  6,096  Zurich Financial Services AG (a)          1,073,538
                                                                                                               -------------
                                                                                                                   2,173,787
                                                                                                               -------------
                        Machinery - 0.0%                             40  Schindler Holding AG Participation
                                                                         Certificates                                 14,867
                                                                    282  Sulzer AG                                   121,847
                                                                                                               -------------
                                                                                                                     136,714
                                                                                                               -------------
                        Pharmaceuticals - 2.1%                  100,596  Novartis AG Registered Shares             4,709,503
                                                                 31,367  Roche Holding AG                          3,373,814
                                                                                                               -------------
                                                                                                                   8,083,317
                                                                                                               -------------
                        Semiconductors & Semiconductor            1,719  Micronas Semiconductor Holding AG
                        Equipment - 0.1%                                 Registered Shares (a)                        71,968
                                                                    880  Unaxis Holding AG (a)                       124,037
                                                                                                               -------------
                                                                                                                     196,005
                                                                                                               -------------
                        Textiles, Apparel &                      20,262  Compagnie Financiere Richemont AG           638,341
                        Luxury Goods - 0.3%                       1,575  Swatch Group AG B                           217,241
                                                                  2,276  Swatch Group AG Registered Shares            63,588
                                                                                                               -------------
                                                                                                                     919,170
                                                                                                               -------------
                                                                         TOTAL COMMON STOCKS IN SWITZERLAND       26,483,255
                                                                                                               -------------
UNITED KINGDOM - 24.3%  Aerospace & Defense - 0.3%              140,882  BAE Systems Plc                             690,820
                                                                  3,528  Cobham Plc                                   93,132
                                                                  5,374  Meggitt Plc                                  26,732
                                                                 69,733  Rolls-Royce Group Plc                       321,514
                                                              3,486,650  Rolls-Royce Group Plc B Shares                6,753
                                                                                                               -------------
                                                                                                                   1,138,951
                                                                                                               -------------
                        Air Freight & Logistics -                16,194  Exel  Plc                                   259,491
                        0.1%
                                                                                                               -------------
                        Airlines - 0.0%                          29,636  British Airways Plc (a)                     147,841
                                                                                                               -------------
                        Auto Components - 0.0%                   26,018  GKN Plc                                     124,753
                                                                                                               -------------
                        Automobiles - 0.0%                        1,025  TI Automotive Ltd. A  (a)                         0
                                                                                                               -------------
                        Beverages - 0.5%                        128,092  Diageo Plc                                1,805,647
                                                                 29,507  Scottish & Newcastle Plc                    256,760
                                                                                                               -------------
                                                                                                                   2,062,407
                                                                                                               -------------
                        Building Products - 0.1%                 19,884  BPB Plc                                     186,550
                                                                 53,235  Pilkington Plc                              119,203
                                                                                                               -------------
                                                                                                                     305,753
                                                                                                               -------------
                        Capital Markets - 0.3%                   27,983  3i Group Plc                                355,069
                                                                 26,671  Amvescap Plc                                168,202
                                                                  2,797  Close Brothers Group Plc                     40,961
                                                                 12,596  ICAP Plc                                     65,335
                                                                 13,031  Man Group Plc                               338,327
                                                                  4,105  Schroders Plc                                54,841
                                                                                                               -------------
                                                                                                                   1,022,735
                                                                                                               -------------
                        Chemicals - 0.3%                         25,167  BOC Group Plc                               484,593
                                                                 55,975  Imperial Chemical Industries Plc            282,937
                                                                  8,117  Johnson Matthey Plc                         151,692
                                                                                                               -------------
                                                                                                                     919,222
                                                                                                               -------------
                        Commercial Banks - 5.0%                 272,955  Barclays Plc                              2,790,360
                                                                166,745  HBOS Plc                                  2,599,434
                                                                475,176  HSBC Holdings Plc                         7,515,397
                                                                227,472  Lloyds TSB Group Plc                      2,054,602
                                                                  2,530  Lloyds TSB Group Plc (b)(d)                  91,763
                                                                134,825  Royal Bank of Scotland Group Plc          4,290,268
                                                                                                               -------------
                                                                                                                  19,341,824

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                          SHARES
COUNTRY        INDUSTRY*                                   HELD    COMMON STOCKS                          VALUE
------------   ---------------------------------------   -------   -------------                    -----------------
               Commercial Services &                      44,302   Brambles Industries Plc          $         253,652
               Supplies - 0.3%                            27,643   Bunzl Plc                                  270,052
                                                          24,611   Capita Group Plc                           174,859
                                                           3,209   DX Services Plc                             23,406
                                                          26,991   Group 4 Securicor Plc                       69,873
                                                          64,193   Hays Plc                                   161,329
                                                           1,493   Intertek Group Plc                          21,822
                                                          67,222   Rentokil Initial Plc                       205,778
                                                           2,405   Serco Group Plc                             11,100
                                                                                                    -----------------
                                                                                                            1,191,871
                                                                                                    -----------------
               Communications Equipment - 0.0%             5,298   Marconi Corp. Plc (a)                       53,960
                                                                                                    -----------------
               Construction &                             12,050   Amec Plc                                    72,636
               Engineering - 0.1%                         24,840   Balfour Beatty Plc                         146,681
                                                                                                    -----------------
                                                                                                              219,317
                                                                                                    -----------------
               Construction Materials - 0.1%              39,289   Hanson Plc                                 371,575
                                                                                                    -----------------
               Consumer Finance - 0.1%                     7,713   Cattles Plc                                 49,262
                                                          14,009   Provident Financial Plc                    187,418
                                                                                                    -----------------
                                                                                                              236,680
                                                                                                    -----------------
               Containers & Packaging - 0.1%              20,343   Rexam Plc                                  182,495
                                                                                                    -----------------
               Distributors - 0.0%                         1,845   Inchcape Plc                                69,099
                                                                                                    -----------------
               Diversified Financial Services - 0.0%      16,913   London Stock Exchange Plc                  145,014
                                                                                                    -----------------
               Diversified Telecommunication                 900   BT Group Plc                                35,046
               Services - 0.4%                           353,190   BT Group Plc                             1,371,488
                                                         117,864   Cable & Wireless Plc                       287,862
                                                                                                    -----------------
                                                                                                            1,694,396
                                                                                                    -----------------
               Electric Utilities - 0.3%                  36,320   Scottish & Southern Energy Plc             604,979
                                                          77,881   Scottish Power Plc                         601,903
                                                             993   Scottish Power Plc (b)                      30,982
                                                                                                    -----------------
                                                                                                            1,237,864
                                                                                                    -----------------
               Electrical Equipment - 0.0%                21,146   Kidde Plc                                   66,729
                                                                                                    -----------------
               Electronic Equipment &                     18,858   Electrocomponents Plc                       88,195
               Instruments - 0.0%                          4,902   Premier Farnell Plc                         15,724
                                                                                                    -----------------
                                                                                                              103,919
                                                                                                    -----------------
               Food & Staples                             35,359   Boots Group Plc                            416,590
               Retailing - 0.7%                           56,272   J Sainsbury Plc                            307,566
                                                         329,601   Tesco Plc                                1,971,216
                                                                                                    -----------------
                                                                                                            2,695,372
                                                                                                    -----------------
               Food Products - 0.6%                       84,858   Cadbury Schweppes Plc                      850,648
                                                          24,308   Tate & Lyle Plc                            244,132
                                                         114,603   Unilever Plc                             1,132,582
                                                                                                    -----------------
                                                                                                            2,227,362
                                                                                                    -----------------
               Gas Utilities - 0.2%                      185,730   Centrica Plc                               809,833
                                                                                                    -----------------
               Health Care Equipment &                     3,902   SSL International Plc                       22,322
               Supplies - 0.1%                            46,673   Smith & Nephew Plc                         438,764
                                                                                                    -----------------
                                                                                                              461,086
                                                                                                    -----------------
               Health Care Providers & Services - 0.0%     6,950   Alliance Unichem Plc                       101,582
                                                                                                    -----------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                   SHARES
COUNTRY        INDUSTRY*                            HELD     COMMON STOCKS                                 VALUE
------------   --------------------------------   -------    ------------------------------------   ------------------
               Hotels, Restaurants &                6,155    Carnival Plc                           $          337,984
               Leisure - 0.6%                      99,210    Compass Group Plc                                 452,735
                                                   13,810    Enterprise Inns Plc                               201,196
                                                   68,118    Hilton Group Plc                                  387,436
                                                   30,242    Intercontinental Hotels Group Plc                 352,874
                                                   30,006    Mitchells & Butlers Plc                           195,330
                                                    6,594    Punch Taverns Plc                                  85,725
                                                   21,215    Rank Group Plc                                    109,741
                                                   11,009    Whitbread Plc                                     193,777
                                                   22,125    William Hill Plc                                  230,360
                                                                                                    ------------------
                                                                                                             2,547,158
                                                                                                    ------------------
               Household Durables - 0.2%            9,646    Barratt Developments  Plc                         120,208
                                                      788    Bellway Plc                                        13,103
                                                    2,907    Berkeley Group Holdings Plc                        44,521
                                                   10,998    Persimmon Plc                                     157,007
                                                   38,566    Taylor Woodrow Plc                                222,996
                                                   20,870    Wimpey George Plc                                 173,519
                                                                                                    ------------------
                                                                                                               731,354
                                                                                                    ------------------
               Household Products - 0.2%           25,996    Reckitt Benckiser Plc                             826,237
                                                                                                    ------------------
               IT Services - 0.0%                  30,199    LogicaCMG Plc                                     101,004
                                                                                                    ------------------
               Industrial Conglomerates - 0.2%     26,012    Smiths Group Plc                                  418,534
                                                   34,739    Tomkins Plc                                       173,462
                                                                                                    ------------------
                                                                                                               591,996
                                                                                                    ------------------
               Insurance - 0.8%                    98,263    Aviva Plc                                       1,179,059
                                                   70,102    Friends Provident Plc                             234,795
                                                  233,606    Legal & General Group Plc                         499,913
                                                  100,061    Prudential Plc                                    956,725
                                                  106,903    Royal & Sun Alliance Insurance Group              158,574
                                                                                                    ------------------
                                                                                                             3,029,066
                                                                                                    ------------------
               Internet & Catalog Retail - 0.2%    43,084    GUS Plc                                           741,663
                                                                                                    ------------------
               Machinery - 0.0%                     9,108    FKI Plc                                            18,286
                                                   11,268    IMI Plc                                            87,404
                                                  206,804    Invensys Plc                                       60,571
                                                                                                    ------------------
                                                                                                               166,261
                                                                                                    ------------------
               Media - 1.0%                        82,068    Aegis Group Plc                                   158,178
                                                   44,353    British Sky Broadcasting Plc                      486,516
                                                   11,034    Daily Mail & General Trust                        150,120
                                                   42,821    EMI Group Plc                                     191,162
                                                    9,612    Emap Plc                                          150,752
                                                   39,399    Pearson Plc                                       480,194
                                                   58,890    Reed Elsevier Plc                                 610,366
                                                   66,782    Reuters Group Plc                                 514,863
                                                   11,407    Trinity Mirror Plc                                151,099
                                                   19,282    United Business Media Plc                         193,837
                                                   57,654    WPP Group Plc                                     656,385
                                                   25,811    Yell Group Plc                                    230,695
                                                                                                    ------------------
                                                                                                             3,974,167
                                                                                                    ------------------
               Metals & Mining - 1.1%              60,228    Anglo American Plc                              1,428,283
                                                  104,765    BHP Billiton Plc                                1,407,530
                                                  194,761    Corus Group Plc (a)                               198,732
                                                   44,288    Rio Tinto Plc Registered Shares                 1,431,885
                                                                                                    ------------------
                                                                                                             4,466,430
                                                                                                    ------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                           SHARES
COUNTRY        INDUSTRY*                                    HELD     COMMON STOCKS                                    VALUE
------------   ---------------------------------------   ---------   -----------------------------------------   --------------
               Multi-Utilities & Unregulated                84,659   International Power Plc                     $      286,751
               Power - 0.5%                                127,980   National Grid Transco Plc                        1,185,582
                                                            27,711   United Utilities Plc                               330,410
                                                             8,249   United Utilities Plc Class A                        70,221
                                                                                                                 --------------
                                                                                                                      1,872,964
                                                                                                                 --------------
               Multiline Retail - 0.2%                      83,957   Marks & Spencer Group Plc                          548,915
                                                            12,766   Next Plc                                           384,034
                                                                                                                 --------------
                                                                                                                        932,949
                                                                                                                 --------------
               Oil & Gas - 3.7%                            165,136   BG Group Plc                                     1,283,275
                                                           892,206   BP Plc                                           9,247,274
                                                             3,849   BP Plc (b)                                         240,178
                                                           409,130   Shell Transport & Trading Co. Plc                3,672,205
                                                                                                                 --------------
                                                                                                                     14,442,932
                                                                                                                 --------------
               Pharmaceuticals - 2.1%                       70,251   AstraZeneca Plc                                  2,769,101
                                                           248,134   GlaxoSmithKline Plc                              5,687,469
                                                               800   GlaxoSmithKline Plc (b)                             36,736
                                                                                                                 --------------
                                                                                                                      8,493,306
                                                                                                                 --------------
               Real Estate - 0.4%                           26,131   British Land Co. Plc                               396,994
                                                            11,899   Hammerson Plc                                      186,958
                                                            20,624   Land Securities Group Plc                          503,899
                                                             9,912   Liberty International Plc                          180,462
                                                            18,432   Slough Estates Plc                                 169,793
                                                                                                                 --------------
                                                                                                                      1,438,106
                                                                                                                 --------------
               Road & Rail - 0.1%                           16,203   Firstgroup Plc                                     105,094
                                                             2,119   National Express Group Plc                          36,137
                                                            33,050   Stagecoach Group Plc                                69,009
                                                                                                                 --------------
                                                                                                                        210,240
                                                                                                                 --------------
               Semiconductors & Semiconductor               84,638   ARM Holdings Plc                                   168,329
               Equipment - 0.1%
                                                                                                                 --------------
               Software - 0.1%                              21,437   Misys Plc                                           89,724
                                                            66,142   Sage Group Plc                                     251,527
                                                                                                                 --------------
                                                                                                                        341,251
                                                                                                                 --------------
               Specialty Retail - 0.3%                      72,099   Dixons Group Plc                                   208,105
                                                             3,700   HMV Group Plc                                       17,496
                                                            32,023   Kesa Electricals Plc                               182,894
                                                           112,691   Kingfisher Plc                                     614,870
                                                            24,999   MFI Furniture Plc                                   55,269
                                                            79,661   Signet Group Plc                                   161,818
                                                                                                                 --------------
                                                                                                                      1,240,452
                                                                                                                 --------------
               Tobacco - 0.5%                               68,270   British American Tobacco Plc                     1,203,604
                                                            29,513   Imperial Tobacco Group Plc                         774,618
                                                                                                                 --------------
                                                                                                                      1,978,222
                                                                                                                 --------------
               Trading Companies & Distributors - 0.2%      29,669   Wolseley Plc                                       621,176
                                                                                                                 --------------
               Transportation                               11,911   Associated British Ports Holdings Plc              108,147
               Infrastructure - 0.2%                        54,029   BAA Plc                                            595,717
                                                            12,221   BBA Group Plc                                       69,683
                                                            29,716   The Peninsular and Oriental
                                                                     Steam Navigation Co.                               162,559
                                                                                                                 --------------
                                                                                                                        936,106
                                                                                                                 --------------
               Water Utilities - 0.1%                       15,133   Kelda Group Plc                                    171,001
                                                            12,768   Severn Trent Plc                                   220,758
                                                                                                                 --------------
                                                                                                                        391,759
                                                                                                                 --------------
               Wireless Telecommunication                2,673,925   Vodafone Group Plc                               7,099,005
               Services - 1.9%                              12,490   Vodafone Group Plc (b)                             331,734
                                                                                                                 --------------
                                                                                                                      7,430,739
                                                                                                                 --------------
                                                                     TOTAL COMMON STOCKS IN THE UNITED KINGDOM       94,864,998
                                                                                                                 --------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

                                                                SHARES
COUNTRY                       INDUSTRY*                          HELD                   COMMON STOCKS                     VALUE
-------                       ---------                         ------                  -------------                     -----
UNITED STATES -   Diversified Financial Services - 0.1%            2,000  iShares MSCI EAFE Index Fund                $    317,700
0.1%                                                                                                                  ------------
                  Media - 0.0%                                     1,520  News Corp. Class A                                25,718
                                                                                                                      ------------
                                                                          TOTAL COMMON STOCKS IN THE UNITED STATES         343,418
                                                                                                                      ------------
                                                                          TOTAL INVESTMENTS IN COMMON STOCKS
                                                                          (COST - $323,559,853) - 96.4%                376,483,507
                                                                                                                      ------------

                                                                          PREFERRED STOCKS
GERMANY - 0.3%    Automobiles - 0.1%                                 428  Porsche AG, .73%                                 311,499
                                                                   5,476  Volkswagen AG, 4.35%                             197,991
                                                                                                                      ------------
                                                                                                                           509,490
                                                                                                                      ------------
                  Chemicals - 0.1%                                 2,828  Henkel KGaA, 1.75%                               256,359
                                                                                                                      ------------
                  Health Care Providers &                            542  Fresenius Medical Care AG, 2.30%                  31,311
                                                                                                                      ------------
                  Services - 0.0%

                  Media - 0.0%                                     5,512  ProSieben SAT.1 Media AG, 2.24%                  103,586
                                                                                                                      ------------
                  Multi-Utilities & Unregulated                    2,033  RWE AG, 3.50%                                    107,854
                                                                                                                      ------------
                  Power - 0.1%
                                                                          TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                                          (COST - $818,761) - 0.3%                       1,008,600
                                                                                                                      ------------

                                                                          WARRANTS (c)
FRANCE - 0.0%     Food & Staples Retailing - 0.0%                    133  Casino Guichard Perrachon SA
                                                                          (expires 12/15/2005)                                   7
                                                                                                                      ------------
                                                                          TOTAL WARRANTS IN FRANCE                               7
                                                                                                                      ------------
SINGAPORE - 0.0%  Real Estate - 0.0%                               5,953  City Developments Ltd. (expires 5/10/2006)        14,438
                                                                                                                      ------------
                                                                          TOTAL WARRANTS IN SINGAPORE                       14,438
                                                                                                                      ------------
                                                                          TOTAL INVESTMENTS IN WARRANTS
                                                                          (COST - $10,862) - 0.0%                           14,445
                                                                                                                      ------------
                                                                BENEFICIAL
                                                                INTEREST  SHORT-TERM SECURITIES
                                                         USD  659,568.00  Merrill Lynch Liquidity Series, LLC
                                                                          Cash Sweep Series I (e)                          659,568
                                                                                                                      ------------
                                                                          TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                                          (COST - $659,568) - 0.2%                         659,568
                                                                                                                      ------------
                                                                          TOTAL INVESTMENTS
                                                                          (COST - $325,049,044 **)  - 96.9%            378,166,120
                                                                          OTHER ASSETS LESS LIABILITIES - 3.1%          12,237,172
                                                                                                                      ------------
                                                                          NET ASSETS - 100.0%                         $390,403,292
                                                                                                                      ============

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

      * For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost ........................   $ 327,966,329
                                          =============
Gross unrealized appreciation .........   $  58,551,502

Gross unrealized depreciation .........      (8,351,711)
                                          -------------
Net unrealized appreciation . .........   $  50,199,791
                                          =============

      (a)   Non-income producing security.

      (b)   Depositary Receipts.

      (c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

      (d)   Security, or a portion of security, is on loan.

      (e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                             NET         INTEREST
              AFFILIATE                   ACTIVITY        INCOME
------------------------------------    ------------     --------
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                  $ (2,101,339)    $ 72,065

Financial futures contracts purchased as of March 31, 2005 were as follows:

NUMBER OF                                            EXPIRATION        FACE              UNREALIZED
CONTRACTS            ISSUE               EXCHANGE       DATE           VALUE       APPRECIATION (DEPRECIATION)
---------   -------------------------   ----------   -----------   -------------   ---------------------------
  70        DJ Euro Stoxx 50                 Eurex     June 2005   $   2,738,355                     $  (6,368)
  25        FTSE 100 Index Future            LIFFE     June 2005   $   2,320,487                           189
  11        Hang Seng Index Future       Hong Kong    April 2005   $   9,559,634                        (9,603)
   1        Ibex 35 Plus Index Future   Spanish Op    April 2006   $     120,205                           (65)
  16        SPI 200 Index Future            Sydney     June 2005   $   1,301,351                       (24,373)
  35        OMX Stock Index Future             OMX    April 2005   $     377,103                           939
  38        Topix Index Future               Tokyo     June 2005   $   4,211,950                       (17,952)
                                                                                   ---------------------------
TOTAL UNREALIZED DEPRECIATION - NET                                                                  $ (57,233)
                                                                                   ===========================

Forward foreign exchange contracts as of March 31, 2005 were as follows:

FOREIGN CURRENCY         SETTLEMENT          UNREALIZED
PURCHASED                   DATE            DEPRECIATION
--------------------     ----------        --------------
AUD        2,245,000     April 2005        $      (27,104)
CHF        3,230,000     April 2005               (44,656)
EUR       11,060,000     April 2005              (215,941)
GBP        4,215,000     April 2005              (125,565)
JPY      920,500,000     April 2005              (159,705)
SEK        9,055,000     April 2005               (37,363)
                                           --------------
TOTAL UNREALIZED DEPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS -
NET (USD COMMITMENT - $37,292,628)         $     (610,334)
                                           ==============

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

Forward foreign exchange contracts as of March 31, 2005 were as follows (concluded):

FOREIGN CURRENCY                          SETTLEMENT            UNREALIZED
SOLD                                        DATE               APPRECIATION
----------------                         -----------           -------------
AUD             2,245,000                April 2005                 $ 23,554
CHF             3,145,000                April 2005                   33,609
EUR             9,945,000                April 2005                  183,009
GBP             4,215,000                April 2005                   37,738
JPY               885,500                April 2005                  128,401
SEK             9,055,000                April 2005                   30,892
                                                               -------------
TOTAL UNREALIZED APPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS -
NET (USD COMMITMENT - $37,271,280)                                 $ 437,203
                                                               =============

CURRENCY ABBREVIATIONS:

AUD         Australian Dollar
CHF         Swiss Franc
EUR         Euro
GBP         Sterling Pound
JPY         Japanese Yen
SEK         Swedish Krona
USD         U.S. Dollar

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2005 is provided below.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                              PAR AMOUNT          VALUE
                                                                             ------------     ------------
                                                                                 (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 7.68%
Barclays Capital, Incorporated, 2.90%, Due 4/1/2005                          $    135,000     $    135,000
Goldman Sachs, 2.85%, Due 4/1/2005                                                310,450          310,450
                                                                                              ------------
       TOTAL REPURCHASE AGREEMENTS                                                                 445,450
                                                                                              ------------

EURODOLLAR TIME DEPOSITS - 12.98%
ING Bank, 2.875%, Due 4/1/2005                                                    250,000          250,000
National City Bank, 2.813%, Due 4/1/2005                                           52,350           52,350
Societe Generale, 2.875%, Due 4/1/2005                                            225,000          225,000
UBS AG, 2.813%, Due 4/1/2005                                                      225,000          225,000
                                                                                              ------------
       TOTAL EURODOLLAR TIME DEPOSITS                                                              752,350
                                                                                              ------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 31.78%
Barclays Bank, 2.99%, Due 9/29/2005                                                50,000           49,979
Bayerische Landesbank, 2.76%, Due 5/9/2005                                         75,000           75,003
BNP Paribas,
  2.78%, Due 8/23/2005                                                             72,000           71,983
  2.645%, Due 1/30/2006                                                            88,000           87,967
Canadian Imperial Bank, 2.94%, Due 6/15/2005                                      100,000           99,993
Credit Lyonnais, 2.915%, Due 9/12/2005                                             97,000           96,971
Credit Suisse First Boston Corporation,
  2.81%, Due 11/10/2005                                                            45,000           45,004
  3.10%, Due 11/10/2005                                                            55,000           55,007
  3.11%, Due 12/29/2005                                                            20,400           20,406
Fifth Third Bank, 2.71%, Due 11/14/2005                                           197,000          196,932
ForeningsSparbanken AB,
  3.00%, Due 6/22/2005                                                             75,000           74,994
  2.67%, Due 7/29/2005                                                             75,000           74,990
National City Bank, 2.74%, Due 5/9/2005                                            50,000           50,001
Societe Generale, 2.645%, Due 1/30/2006                                            50,000           49,965
SouthTrust Bank,
  2.73%, Due 8/12/2005                                                            150,000          149,986
  2.95%, Due 12/14/2005                                                            40,000           39,992
SunTrust Bank, 2.56%, Due 10/3/2005                                                62,230           62,239
Toronto Dominion Bank, 2.89%, Due 9/12/2005                                       100,000           99,969
UBS AG, 2.63%, Due 1/30/2006                                                       50,000           49,964
Unicredito Italiano, 2.988%, Due 12/19/2005                                       266,000          265,910
US Bank, NA, 3.025%, Due 12/29/2005                                               125,000          124,977
                                                                                              ------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                1,842,232
                                                                                              ------------

VARIABLE RATE PROMISSORY NOTES (NOTE D) - 5.17%
Goldman Sachs Group, 2.83%, Due 2/9/2006                                          300,000          300,000
                                                                                              ------------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                                        300,000
                                                                                              ------------

VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.59%
Metropolitan Life Insurance Company, 5.97%, Due 12/1/2005                         150,000          150,000
                                                                                              ------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                      150,000
                                                                                              ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                              PAR AMOUNT          VALUE
                                                                             ------------     ------------
                                                                                 (DOLLARS IN THOUSANDS)
VARIABLE RATE MEDIUM-TERM NOTES (NOTE D) - 39.56%
American Honda Finance Corporation,
  2.69%, Due 4/11/2005, 144A (Note C)                                              60,000           60,002
  2.66%, Due 10/7/2005                                                             25,000           25,012
  3.02%, Due 2/6/2006                                                              13,000           13,030
  2.734%, Due 2/13/2006                                                            25,000           25,000
  2.90%, Due 2/21/2006, 144A (Note C)                                              35,000           35,024
  2.91%, Due 3/7/2006                                                              25,000           25,000
BANK ONE Corporation, 2.93%, Due 10/31/2005                                        10,000           10,013
Bayerische Landesbank Girozentrale, 2.992%, Due 2/1/2006                           24,000           24,059
Caterpillar Financial Services, 2.854%, Due 8/15/2005                              71,000           71,023
Citigroup Global Markets Holdings, Incorporated,
  3.05%, Due 12/12/2005                                                            18,000           18,010
  3.03%, Due 3/16/2006                                                             50,000           50,021
Credit Suisse First Boston Corporation, 2.814%, Due 4/5/2005                       45,000           45,001
General Electric Capital Corporation,
  2.95%, Due 2/3/2006                                                              97,544           97,735
  2.97%, Due 2/6/2006                                                              25,750           25,805
  2.93%, Due 4/17/2006                                                            180,000          180,000
General Electric Company, 2.743%, Due 10/24/2005                                   43,975           43,994
HBOS plc, 144A (Note C)
  2.65%, Due 1/12/2006                                                            105,300          105,341
  2.73%, Due 1/26/2006                                                             23,000           23,012
Household Finance Corporation, 2.92%, Due 8/18/2005                               211,250          211,347
Merrill Lynch & Company, Incorporated, 3.08%, Due 3/17/2006                        45,000           45,036
Monumental Global Funding II, 144A (Note C)
  2.70%, Due 7/1/2005                                                             102,000          102,040
  2.60%, Due 7/6/2005                                                              65,700           65,708
Morgan Stanley Group, Incorporated, 3.37%, Due 3/27/2006                          284,100          284,936
Paccar Financial Corporation,
  2.63%, Due 4/15/2005                                                             35,000           35,000
  2.55%, Due 7/11/2005                                                             50,000           49,998
  2.97%, Due 9/16/2005                                                             40,000           39,996
Salomon Smith Barney Holdings, Incorporated, 2.64%, Due 4/1/2005                  100,000          100,000
Toyota Motor Credit Corporation,
  2.98%, Due 6/22/2005                                                             41,500           41,497
  2.57%, Due 10/7/2005                                                             70,000           70,005
  2.79%, Due 11/18/2005                                                            50,000           50,002
US Bancorp, 3.17%, Due 9/16/2005                                                   20,000           20,016
US Bank NA, 2.924%, Due 3/8/2006                                                   30,000           29,999
Wells Fargo and Company,
  3.12%, Due 9/29/2005                                                             76,450           76,472
  3.03%, Due 3/3/2006                                                              44,500           44,560
  2.78%, Due 4/13/2006, 144A (Note C)                                             150,000          150,000
                                                                                              ------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                     2,293,694
                                                                                              ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                              PAR AMOUNT          VALUE
                                                                             ------------     ------------
                                                                                 (DOLLARS IN THOUSANDS)
                                                                                              ------------
TOTAL INVESTMENTS - 99.76% (Cost $5,783,726)                                                     5,783,726
                                                                                              ------------

OTHER ASSETS, NET OF LIABILITIES - 0.24%                                                            13,886
                                                                                              ------------

TOTAL NET ASSETS - 100%                                                                       $  5,797,612
                                                                                              ============


Based on the cost of investments of $5,783,726 for federal income tax purposes at March 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Barclays, 4.50% - 6.50%, Due 8/1/2014 - 3/1/2035, Total Value - $137,700; and for Goldman Sachs,
         4.50% - 8.00%, Due 2/1/2013 - 9/1/2034 Total Value - $316,658.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $541,127 or 9.33% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

The American Beacon Municipal Money Market Fund invests all of its investable assets in the American Beacon Master Municipal Money Market Portfolio. The Schedule of Investments for the American Beacon Master Municipal Money Market Portfolio for the fiscal quarter ended March 31, 2005 is provided below.

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                    Par / Shares        Value
                                                                    ------------     ------------
                                                                       (dollars in thousands)
MUNICIPAL OBLIGATIONS (NOTE A) -- 91.74%
DAILY RESET -- 7.35%
NEW MEXICO - 4.65%
City of Farmington, New Mexico, Pollution Control Revenue
  Bonds, Series 1994C (Arizona Public Service Co)
  2.24%, Due 9/1/2024, LOC Barclays Bank plc                        $      1,900     $      1,900
                                                                                     ------------
  TOTAL NEW MEXICO                                                                          1,900
                                                                                     ------------

NEW YORK - 2.70%
New York City Municipal Water Finance Authority, Water and
  Sewer Revenue Bonds, Series 1993C Adjustable Rate
  Fiscal Bonds, 2.10%, Due 6/15/2022, Bond Insurance -
  Financial Guaranty Insurance Company                                     1,100            1,100
                                                                                     ------------
  TOTAL NEW YORK                                                                            1,100
                                                                                     ------------
    TOTAL DAILY RESET                                                                       3,000
                                                                                     ------------

WEEKLY RESET -- 84.39%
ALABAMA -- 5.15%
Industrial Development Board of the City of Mobile
  Alabama, Variable Rate Demand Dock and Wharf Revenue
  Refunding Bonds, Series 1999A (Holnam, Inc. Project),
  2.28%, Due 6/1/2032, LOC Bayerische Landesbank                           2,100            2,100
                                                                                     ------------
    TOTAL ALABAMA                                                                           2,100
                                                                                     ------------

ARIZONA -- 4.05%
Industrial Development Authority of the City of Mesa,
  Arizona-Variable Rate Revenue Bonds-Series 199B
  (Discovery Health Systems), 1.99%, Due 1/1/2029, LOC MBIA                1,650            1,650
                                                                                     ------------
    TOTAL ARIZONA                                                                           1,650
                                                                                     ------------

COLORADO -- 8.09%
  Moffat County, Colorado Pollution Control Revenue Bonds,
  Series 1984 (Ute Electric Company Project), Bond Insurance-
  Ambac Assurance Corporation, 2.32%, Due 7/1/2010, SPA
  Societe Generale                                                         3,300            3,300
                                                                                     ------------
    TOTAL COLORADO                                                                          3,300
                                                                                     ------------

FLORIDA -- 4.49%
Alachua County, Florida Housing Financial Authority,
  Multifamily Housing Revenue Bonds, Series 2001 (University
  Cove Apartment Project), 2.33%, Due 6/15/2034, LOC SouthTrust
  Bank, NA                                                                 1,830            1,830
                                                                                     ------------
    TOTAL FLORIDA                                                                           1,830
                                                                                     ------------

ILLINOIS -- 7.04%
Solid Waste Disposal Facility Revenue Bonds for the County
  of Lake, Illinois, Series 1996 (Countryside
  Landfill Inc. Project), 2.37%, Due 4/1/2021, LOC JP
  Morgan Chase Bank                                                        1,070            1,070
Village of Richton Park, Illinois-Industrial Development
  Revenue Bonds-Series 1997 (Avatar Corporation
  Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank                      1,800            1,800
                                                                                     ------------
    TOTAL ILLINOIS                                                                          2,870
                                                                                     ------------

INDIANA -- 4.12%
Fort Wayne, Indiana Industrial Economic Development
  Revenue Bonds, Series 1989 (ND-Tech Corporation
  Project), 2.35%, Due 7/1/2009, LOC Societe Generale                      1,000            1,000
City of Garrett, Indiana, Variable Rate Economic
  Development Revenue Bonds, Series 1991 (Group Dekko Int'l
  Project), 2.05%, Due 12/1/2011, LOC Bank One                               680              680
                                                                                     ------------
    TOTAL INDIANA                                                                           1,680
                                                                                     ------------

KENTUCKY - 7.09%
Carroll County, Kentucky Solid Waste Disposal Revenue
  Bonds, Series 2001 (North American Stainless, L.P.),
  2.01%, Due 5/1/2031, LOC Fifth Third Bank                                1,100            1,100
County of Breckinridge, Kentucky Association of Counties
  Leasing Trust, Lease Program Revenue Bonds,
  Series 2001A, 2.00%, Due 2/1/2031, LOC US Bank                           1,790            1,790
                                                                                     ------------
  TOTAL KENTUCKY                                                                            2,890
                                                                                     ------------

LOUISIANA -- 3.90%
Calcasieu Parish Public Trust Authority, Waste Disposal
  Revenue Bonds, Series 1997 (WPT Corporation Project),
  2.38%, Due 12/1/2027, LOC JP Morgan Chase Bank                           1,589            1,589
                                                                                     ------------
    TOTAL LOUISIANA                                                                         1,589
                                                                                     ------------

MARYLAND - 4.12%
Montgomery County, Maryland Variable Rate Housing Revenue
  Bonds, Series 1997, Issue I (The Grand),
  2.01%, Due 6/1/2030, LOC Federal National Mortgage
  Association                                                              1,680            1,680
                                                                                     ------------
  TOTAL MARYLAND                                                                            1,680
                                                                                     ------------

MICHIGAN - 8.85%
Michigan Higher Education Student Loan Authority, Student
  Loan Revenue Bonds, Series XII-X, Bond Insurance -
  Ambac Assurance Corporation, 2.03%, Due 9/1/2031, SPA
  Lloyds TSB                                                               1,000            1,000
Michigan State Hospital Finance Authority, Hospital
  Equipment Loan Program Bonds, Series A,
  2.01%, Due 12/1/2023, LOC National City Bank NA                            775              775
Michigan State Housing Development Authority Variable Rate
  Limited Obligation Multifamily Housing Revenue Refunding
  Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York                         1,835            1,835
                                                                                     ------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                    Par / Shares        Value
                                                                    ------------     ------------
                                                                       (dollars in thousands)
  TOTAL MICHIGAN                                                                            3,610
                                                                                     ------------

NEVADA - 2.45%
Nevada Housing Divison-Variable Rate Demand Multi-Unit
  Housing Revenue Bonds-Series 2004
  (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC
  Citibank                                                                 1,000            1,000
                                                                                     ------------
  TOTAL NEVADA                                                                              1,000
                                                                                     ------------

OHIO - 4.17%
Ohio Water Development Authority, Environmental
  Improvement Revenue Bonds, Series 2000B (Waste Management,
  Incorporated Project), 2.35%, Due 7/1/2020, LOC Fleet
  National Bank                                                            1,700            1,700
                                                                                     ------------
  TOTAL OHIO                                                                                1,700
                                                                                     ------------

PENNSYLVANIA -- 7.19%
Berks County Industrial Development Authority
  Manufacturing Facilities Revenue Bonds, Series 1995
  (Grafika Commerial Printing Inc.), 2.39%, Due 9/1/2010,
  LOC First Union National Bank                                            1,035            1,035
Chartiers Valley, Pennsylvania Industrial and Commercial
  Development Authority Commercial
  Development Bonds (William Penn Plaza Project), 2.2%,
  Due 12/1/2016, LOC PNC Bank, NA                                            900              900
Delaware Valley, Pennsylvania Regional Finance Authority
  (Bucks, Chester, Delaware and Montgomery
  Counties)-Local Government Revenue Bonds-Series 1986
  (Bi-Modal Multi-Term Format/Mode 1 Bonds),
  1.98%, Due 8/1/2016, LOC Toronto Dominion Bank                           1,000            1,000
                                                                                     ------------
  TOTAL PENNSYLVANIA                                                                        2,935
                                                                                     ------------

TENNESSEE -- 0.10%
Public Building Authority of the County of Montgomery,
  Tennessee, Adjustable Rate Pooled Financing
  Revenue Bonds, Series 2002, 2.30%, Due 4/1/2032, LOC
  Bank of America                                                             40               40
                                                                                     ------------
   TOTAL TENNESSEE                                                                             40
                                                                                     ------------

TEXAS -- 10.76%
Brazos Harbor Industrial Development Corporation Solid
  Waste Disposal Revenue Bonds, Series 2002
  (Republic Waste Services of Texas, Ltd. Project),
  2.35%, Due 12/1/2024, LOC Bank of America Corporation                    1,500            1,500
City of Midlothian, Texas Industrial Development
  Corporation, Environmental Facilities Revenue Bonds,
  Series 1999 (Holnam Texas Limited Partnership Project)
  2.03%, Due 9/1/2031, LOC Bank One                                        1,200            1,200
Gulf Coast Waste Disposal Authority (Texas), Enviromental
  Facilities Revenue Bonds, Series 2002 (Waste
  Corporation of Texas, L.P. Project), 2.33%, Due
  9/1/2022, LOC - Wells Fargo Texas                                        1,690            1,690
                                                                                     ------------
   TOTAL TEXAS                                                                              4,390
                                                                                     ------------

UTAH - 2.82%
Morgan County, Utah Solid Waste Disposal Revenue Bonds,
  Series 1996 (Holman, Inc. Project),
  2.05%, Due 8/1/2031, LOC Wachovia Bank, NA                               1,150            1,150
                                                                                     ------------
   TOTAL UTAH                                                                               1,150
                                                                                     ------------
  TOTAL WEEKLY RESET                                                                       34,414
                                                                                     ------------
  TOTAL MUNICIPAL OBLIGATIONS                                                              37,414
                                                                                     ------------

OTHER INVESTMENTS -- 8.10%
Dreyfus Municipal Cash Management Plus, Inc.                                 536                1
Federated Municipal Obligations Fund                                   1,654,440            1,654
BlackRock Provident MuniCash Fund                                      1,653,706            1,654
                                                                                     ------------
TOTAL OTHER INVESTMENTS                                                                     3,309
                                                                                     ------------

TOTAL INVESTMENTS -- 99.84% (COST $40,723)                                                 40,723
                                                                                     ------------

OTHER ASSETS, NET OF LIABILITIES -- 0.16%                                                      67
                                                                                     ------------

TOTAL NET ASSETS -- 100%                                                             $     40,790
                                                                                     ============

Based on the cost of investments of $40,723 for federal income tax purposes at March 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2005 is provided below.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                             MARKET
                                              VALUE
                                SHARES        (000)
                              ---------      -------
COMMON STOCKS -- 97.67%
CONSUMER DISCRETIONARY -- 10.90%
AutoNation, Inc. (a)             63,100      $ 1,195
AutoZone, Inc. (a)               18,587        1,593
Bed Bath & Beyond, Inc. (a)      71,814        2,624
Best Buy Co., Inc.               76,621        4,138
Big Lots, Inc. (a)               28,738          345
Black & Decker Corp.             19,233        1,519
Brunswick Corp.                  22,929        1,074
Carnival Corp. (b)              129,319        6,700
Centex Corp.                     29,676        1,700
Circuit City Stores, Inc.        48,139          773
Clear Channel
  Communications, Inc.          130,065        4,483
Coach, Inc. (a)                  46,700        2,645
Comcast Corp. (a)               539,767       18,233
Cooper Tire & Rubber Co. (b)     18,137          333
Dana Corp.                       36,349          465
Darden Restaurants, Inc.         37,510        1,151
Delphi Corp.                    133,967          600
Dillard's, Inc. Class A (b)      19,453          523
Dollar General Corp. (b)         78,215        1,714
Dow Jones & Co., Inc.            19,526          730
Eastman Kodak Co. (b)            68,437        2,228
eBay, Inc. (a)                  296,120       11,033
Family Dollar Stores, Inc.       40,068        1,216
Federated Department Stores,
  Inc.                           40,376        2,570
Ford Motor Co.                  446,755        5,062
Fortune Brands, Inc.             34,366        2,771
Gannett Co., Inc.                61,138        4,835
Gap, Inc.                       182,030        3,976
General Motors Corp. (b)        135,273        3,976
Genuine Parts Co.                41,693        1,813
Goodyear Tire & Rubber Co.
  (a) (b)                        43,242          577
Harley-
Davidson, Inc. (b)               70,138        4,051
Harrah's
 Entertainment, Inc.(b)          26,733        1,726
Hasbro, Inc.                     42,787          875
Hilton Hotels Corp.              92,143        2,059
Home Depot, Inc.                535,557       20,480
International Game
  Technology                     82,252        2,193
Interpublic Group of Cos.,
  Inc. (a)                      100,977        1,240
JC Penney & Co., Inc.            68,188        3,540
Johnson Controls, Inc.           45,396        2,531
Jones Apparel Group, Inc.        29,379          984
KB HOME                          11,031        1,296
Knight-Ridder, Inc.              18,391        1,237
Kohl's Corp. (a)                 82,410        4,255
Leggett & Platt, Inc. (b)        45,554        1,316
Limited Brands (b)               96,969        2,356
Liz Claiborne, Inc.              25,941        1,041
Lowe's Cos., Inc.               189,023       10,791
Marriot International, Inc.
  Class A                        49,839        3,332
Mattel, Inc.                     99,045        2,115
May Department Stores Co.        69,667        2,579
Maytag Corp. (b)                 19,329          270
McDonald's Corp.                311,353        9,696
McGraw-Hill, Inc.                46,513        4,058
Meredith Corp. (b)               11,947          559
New York Times Co. Class A       34,745        1,271
Newell Rubbermaid, Inc. (b)      65,621        1,440
NIKE, Inc. Class B               56,613        4,716
Nordstrom, Inc.                  32,538        1,802
Office Depot, Inc. (a)           74,470        1,652
OfficeMax, Inc. (b)              22,319          748
Omnicom Group, Inc.              44,517        3,941
Pulte Homes, Inc.                29,936        2,204
RadioShack Corp. (b)             37,853          927
Reebok International, Ltd.       14,471          641
Reynolds American, Inc. (b)      29,140        2,348
Sears Holdings Corp. (a) (b)     24,952        3,323
Sherwin-Williams Co.             33,770        1,486
Snap-On, Inc.                    14,348          456
Stanley Works                    19,732          893
Staples, Inc.                   118,850        3,735
Starbucks Corp. (a)              97,526        5,038
Starwood Hotels & Resorts
  Worldwide, Inc. Class B        51,812        3,110
Target Corp.                    218,957       10,952
Tiffany & Co.                    34,768        1,200
Time Warner, Inc. (a)         1,121,047       19,674
TJX Cos., Inc. (b)              115,013        2,833
Toys "R" Us, Inc. (a)            51,369        1,323
Tribune Co.                      75,855        3,024
Univision Communications,
  Inc. Class A (a)               77,118        2,135
V.F. Corp.                       26,488        1,567
Viacom, Inc. Class B            416,397       14,503
Visteon Corp. (b)                30,453          174
Walt Disney Co.                 500,073       14,367
Wendy's International, Inc.      27,167        1,061
Whirlpool Corp.                  15,866        1,075
Yum! Brands, Inc.                70,522        3,654
                                             -------
                                             294,448
                                             -------
CONSUMER STAPLES -- 10.01%
Alberto Culver Co. Class B       21,658        1,037
Albertson's, Inc. (b)            87,813        1,813
Altria Group, Inc.              503,964       32,954
Anheuser-Busch Cos., Inc.       188,567        8,936
Archer-Daniels-Midland Co.      157,267        3,866
Avon Products, Inc.             113,348        4,867
Brown-Forman Corp. Class B       23,182        1,269
Campbell Soup Co.                81,483        2,365
Clorox Co.                       36,310        2,287
Coca-Cola Co.                   552,335       23,016
Coca-Cola Enterprises, Inc.      89,000        1,826
Colgate-Palmolive Co.           128,235        6,690
ConAgra Foods, Inc.             122,746        3,317

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                     MARKET
                                                     VALUE
                                         SHARES      (000)
                                       ---------    --------
CONSUMER STAPLES -- (CONTINUED)
Costco Wholesale Corp.                   115,251    $  5,092
CVS Corp.                                 97,592       5,135
General Mills, Inc.                       90,064       4,427
Gillette Co.                             242,344      12,234
H.J. Heinz Co.                            83,420       3,073
Hershey Foods Corp.                       54,208       3,277
Kellogg Co.                               86,829       3,757
Kimberly-Clark Corp.                     116,364       7,649
Kroger Co. (a)                           176,422       2,828
McCormick & Co., Inc.                     32,900       1,133
Molson Coors Brewing Co.,
  Class B (b)                             19,644       1,516
Pepsi Bottling Group, Inc.                50,453       1,405
PepsiCo, Inc.                            409,310      21,706
Procter & Gamble Co.                     614,522      32,570
Safeway, Inc. (a)                        106,793       1,979
Sara Lee Corp.                           192,617       4,268
SuperValu, Inc.                           32,060       1,069
Sysco Corp.                              153,081       5,480
UST Corp.                                 39,447       2,039
Wal-Mart Stores, Inc.                    826,628      41,422
Walgreen Co.                             249,810      11,097
Wrigley Wm., Jr. Co.                      48,516       3,181
                                                    --------
                                                     270,580
                                                    --------
ENERGY -- 8.25%
Amerada Hess Corp. (b)                    22,202       2,136
Anadarko Petroleum Corp.                  59,254       4,509
Apache Corp.                              79,630       4,876
Ashland, Inc.                             16,980       1,146
Baker Hughes, Inc.                        82,480       3,669
BJ Services Co.                           38,555       2,000
Burlington Resources, Inc.                93,856       4,699
ChevronTexaco Corp.                      512,794      29,901
ConocoPhillips                           169,741      18,305
Devon Energy Corp.                       116,222       5,550
EOG Resources, Inc.                       56,568       2,757
ExxonMobil Corp.                       1,558,002      92,857
Halliburton Co.                          123,086       5,323
Kerr-McGee Corp.                          40,536       3,175
Marathon Oil Corp.                        84,634       3,971
Nabors Industries, Ltd. (a)               35,715       2,112
National Oilwell Varco, Inc.
  (a)                                     40,000       1,868
Noble Corp.                               32,323       1,817
Occidental Petroleum Corp.                97,523       6,941
Rowan Cos., Inc.                          25,639         767
Schlumberger, Ltd.                       144,307      10,171
Sunoco, Inc.                              17,028       1,763
Transocean, Inc. (a)                      76,795       3,952
Unocal Corp.                              66,888       4,126
Valero Energy Corp.                       62,600       4,587
                                                    --------
                                                     222,978
                                                    --------
FINANCIALS -- 19.31%
ACE, Ltd.                                 67,855       2,800
AFLAC, Inc.                              120,816       4,502
Allstate Corp.                           165,707       8,958
Ambac Financial Group, Inc.               25,947       1,940
American Express Co.                     286,473      14,716
American International
  Group, Inc.                            634,283      35,146
AmSouth Bancorp                           84,719       2,198
AON Corp.                                 75,523       1,725
Apartment Investment &
  Management Co. Class A                  22,600         841
Archstone-Smith Trust                     46,700       1,593
Bank of America Corp.                    989,100      43,619
Bank of New York Co., Inc.               189,979       5,519
BB&T Corp.                               132,218       5,167
Bear Stearns Cos., Inc.                   27,399       2,737
Capital One Financial Corp.               60,915       4,555
Charles Schwab Corp.                     285,293       2,998
Chubb Corp.                               45,739       3,626
Cincinnati Financial Corp.                40,100       1,749
CIT Group, Inc.                           50,200       1,908
Citigroup, Inc.                        1,274,971      57,297
Comerica, Inc.                            40,732       2,244
Compass Bancshares, Inc. (b)              29,300       1,330
Countrywide Financial Corp.              138,986       4,512
E*Trade Financial Corp. (a)               88,800       1,066
Equity Office Properties
  Trust                                   96,241       2,900
Equity Residential                        67,507       2,174
Fannie Mae                               236,529      12,879
Federal Home Loan Mortgage
  Corp                                   168,246      10,633
 Federated Investors, Inc.
  Class B                                 25,600         725
Fifth Third Bancorp (b)                  128,000       5,501
First Horizon National Corp.
  (b)                                     29,417       1,200
Franklin Resources, Inc.                  49,044       3,367
Golden West Financial Corp.
(b)                                       69,822       4,224
Goldman Sachs Group, Inc.                109,300      12,022
Hartford Financial
Services Group, Inc.                      72,188       4,949
Huntington Bancshares, Inc.               55,154       1,318
J.P. Morgan Chase & Co.                  865,819      29,957
Janus Capital Group, Inc. (b)             56,319         786
Jefferson-Pilot Corp.                     32,560       1,597
KeyCorp                                   97,009       3,148
Lehman Brothers Holdings,
  Inc                                     67,818       6,386
Lincoln National Corp.                    41,631       1,879
Loews Corp.                               39,714       2,921
M & T Bank Corp.                          24,600       2,511
Marsh & McLennan Cos., Inc.              126,536       3,849
Marshall & Ilsley Corp.                   52,292       2,183
MBIA, Inc.                                33,558       1,754
MBNA Corp.                               311,802       7,655
Mellon Financial Corp.                   101,123       2,886
Merrill Lynch & Co., Inc.                227,427      12,872

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                     MARKET
                                                     VALUE
                                        SHARES       (000)
                                       ---------    --------
FINANCIALS -- (CONTINUED)
MetLife, Inc.                            177,607    $  6,944
MGIC Investment Corp. (b)                 23,062       1,422
Moody's Corp.                             35,265       2,852
Morgan Stanley                           271,643      15,552
National City Corp.                      146,391       4,904
North Fork Bancorp, Inc.                 112,335       3,116
Northern Trust Corp.                      52,340       2,274
Plum Creek Timber Co., Inc.               43,780       1,563
PNC Financial Services
  Group, Inc.                             67,447       3,472
Principal Financial Group, Inc            73,250       2,819
Progressive Corp.                         48,847       4,482
ProLogis                                  43,900       1,629
Providian Financial Corp. (a)             69,973       1,201
Prudential Financial, Inc.               128,500       7,376
Regions Financial Corp.                  110,909       3,593
SAFECO Corp. (b)                          30,264       1,474
Simon Property Group, Inc.                52,763       3,196
SLM Corp.                                104,842       5,225
Sovereign Bancorp, Inc.                   91,100       2,019
St. Paul Travelers Cos., Inc             163,325       5,999
State Street Corp. (b) (c)                79,625       3,481
SunTrust Banks, Inc.                      83,372       6,009
Synovus Financial Corp.                   73,904       2,059
T. Rowe Price Group, Inc.                 30,590       1,816
Torchmark Corp.                           25,876       1,351
U.S. Bancorp                             452,861      13,051
UnumProvident Corp. (b)                   70,835       1,206
Wachovia Corp.                           386,886      19,696
Washington Mutual, Inc.                  213,913       8,450
Wells Fargo Co.                          413,411      24,722
XL Capital, Ltd. Class A                  33,132       2,398
Zions Bancorp                             21,419       1,478
                                                    --------
                                                     521,851
                                                    --------
HEALTH CARE -- 12.55%
Abbott Laboratories                      380,467      17,737
Aetna, Inc.                               70,664       5,296
Allergan, Inc.                            31,291       2,174
AmerisourceBergen Corp.                   27,216       1,559
Amgen, Inc. (a)                          305,675      17,793
Applera Corp. - Applied
  Biosystems Group                        47,567         939
Bausch & Lomb, Inc.                       12,825         940
Baxter International, Inc.               151,226       5,139
Becton, Dickinson & Co.                   60,929       3,559
Biogen Idec, Inc. (a)                     79,773       2,753
Biomet, Inc.                              60,441       2,194
Boston Scientific Corp. (a)              186,996       5,477
Bristol-Myers Squibb Co.                 477,817      12,165
C.R. Bard, Inc.                           24,994       1,702
Cardinal Health, Inc.                    105,766       5,902
Caremark Rx, Inc. (a)                    111,508       4,436
Chiron Corp. (a)                          37,744       1,323
CIGNA Corp.                               32,389       2,892
Eli Lilly & Co.                          276,697      14,416
Express Scripts, Inc. (a)                 18,100       1,578
Forest Laboratories, Inc. (a)             87,906       3,248
Genzyme Corp. (a)                         59,205       3,389
Gilead Sciences, Inc. (a)                104,100       3,727
Guidant Corp.                             79,364       5,865
HCA, Inc. (b)                            100,559       5,387
Health Management
  Associates, Inc. Class A                58,098       1,521
Hospira, Inc. (a)                         37,336       1,205
Humana, Inc. (a)                          38,025       1,215
IMS Health, Inc.                          55,281       1,348
Johnson & Johnson                        725,546      48,728
King Pharmaceuticals, Inc.(a)             57,632         479
Laboratory Corp. of America
  Holdings (a)                            33,000       1,591
Manor Care, Inc.                          21,251         773
McKesson Corp.                            70,131       2,647
Medco Health Solutions, Inc.
  (a)                                     67,172       3,330
MedImmune, Inc. (a) (b)                   59,465       1,416
Medtronic, Inc.                          295,302      15,046
Merck & Co., Inc.                        538,903      17,444
Millipore Corp. (a)                       11,828         513
Mylan Laboratories Inc. (b)               64,200       1,138
Pfizer, Inc.                           1,820,374      47,821
Quest Diagnostics Inc.                    24,200       2,544
Schering-Plough Corp.                    359,924       6,533
St. Jude Medical, Inc. (a)                88,094       3,171
Stryker Corp.                             96,308       4,296
Tenet Healthcare Corp. (a)               111,409       1,285
UnitedHealth Group, Inc.                 155,984      14,878
Watson Pharmaceuticals, Inc.
  (a) (b)                                 26,103         802
Wellpoint, Inc. (a)                       74,689       9,362
Wyeth                                    326,531      13,773
Zimmer Holdings, Inc. (a)                 60,220       4,686
                                                    --------
                                                     339,135
                                                    --------
INDUSTRIALS -- 11.65%
3M Co.                                   188,584      16,160
Allied Waste Industries,
  Inc. (a) (b)                            75,867         555
American Power Conversion
  Corp                                    45,667       1,192
American Standard Cos., Inc.              45,221       2,102
Apollo Group, Inc. (a)                    43,275       3,205
Avery Dennison Corp.                      26,370       1,633
Boeing Co.                               203,145      11,876
Burlington Northern Santa Fe
  Corp                                    92,350       4,980
Caterpillar, Inc.                         84,085       7,689
Cendant Corp.                            257,422       5,287
Cintas Corp.                              40,982       1,693
Cooper Industries, Ltd.                   21,921       1,568
CSX Corp.                                 51,324       2,138

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                               MARKET
                                                                VALUE
                                                   SHARES       (000)
                                                 ---------     -------
INDUSTRIALS -- (CONTINUED)
Cummins, Inc. (b)                                   10,873     $   765
Danaher Corp.                                       68,126       3,639
Deere & Co.                                         59,241       3,977
Delta Air Lines, Inc. (a) (b)                       33,193         134
Dover Corp.                                         48,513       1,833
Eaton Corp.                                         36,278       2,373
Emerson Electric Co.                               102,335       6,645
Equifax, Inc.                                       32,269         990
FedEx Corp.                                         73,946       6,947
Fluor Corp.                                         20,006       1,109
General Dynamics Corp.                              48,806       5,225
General Electric Co. (d)                         2,586,223      93,259
Goodrich Co.                                        28,355       1,086
H&R Block, Inc. (b)                                 39,310       1,988
Honeywell International, Inc.                      205,342       7,641
Illinois Tool Works, Inc.                           67,464       6,040
Ingersoll-Rand Co. Class A                          42,250       3,365
ITT Industries, Inc.                                22,002       1,985
L-3 Communications Holdings, Inc.                   27,500       1,953
Lockheed Martin Corp.                               98,671       6,025
Masco Corp.                                        106,974       3,709
Monster Worldwide, Inc. (a)                         28,392         796
Navistar International Corp. (a)                    16,880         614
Norfolk Southern Corp.                              97,661       3,618
Northrop Grumman Corp.                              88,278       4,765
PACCAR, Inc.                                        41,470       3,002
Pall Corp. (b)                                      29,474         799
Parker-Hannifin Corp.                               28,523       1,738
Pitney Bowes, Inc.                                  55,039       2,483
R.R. Donnelley & Sons Co.                           52,460       1,659
Raytheon Co.                                       108,514       4,200
Robert Half International, Inc.                     41,414       1,117
Rockwell Automation, Inc.                           43,920       2,488
Rockwell Collins, Inc.                              42,119       2,004
Ryder Systems, Inc.                                 15,380         641
Southwest Airlines Co.                             182,140       2,594
Textron, Inc.                                       32,775       2,446
Tyco International, Ltd.                           491,348      16,608
Union Pacific Corp.                                 63,640       4,436
United Parcel Service, Inc. Class B                273,000      19,858
United Technologies Corp.                          125,157      12,723
W.W. Grainger, Inc.                                 21,709       1,352
Waste Management, Inc.                             137,379       3,963
                                                               -------
                                                               314,670
                                                               -------
INFORMATION TECHNOLOGY -- 15.35%
ADC Telecommunications, Inc. (a) (b)               193,027         384
Adobe Systems, Inc.                                 59,371       3,988
Advanced Micro Devices, Inc. (a)                    92,084       1,484
Affiliated Computer Services, Inc. (a)              30,700       1,634
Agilent Technologies, Inc. (a)                     115,927       2,574
Altera Corp. (a)                                    88,878       1,758
Analog Devices, Inc.                                89,661       3,240
Andrew Corp. (a) (b)                                38,427         450
Apple Computer, Inc. (a)                           200,292       8,346
Applied Materials, Inc. (a)                        405,361       6,587
Applied Micro Circuits Corp. (a)                    75,042         247
Autodesk, Inc.                                      54,730       1,629
Automatic Data Processing, Inc.                    142,238       6,394
Avaya, Inc. (a)                                    117,115       1,368
BMC Software, Inc. (a)                              52,936         794
Broadcom Corp. (a)                                  78,546       2,350
CIENA Corp. (a) (b)                                138,988         239
Cisco Systems, Inc. (a)                          1,575,159      28,180
Citrix Systems, Inc. (a) (b)                        40,553         966
Computer Associates International, Inc.            138,244       3,746
Computer Sciences Corp. (a)                         45,182       2,072
Compuware Corp. (a)                                 92,657         667
Comverse Technology, Inc. (a)                       47,138       1,189
Convergys Corp. (a)                                 35,005         523
Corning, Inc. (a)                                  336,785       3,748
Dell, Inc. (a)                                     599,591      23,036
Electronic Arts, Inc. (a)                           75,100       3,889
Electronic Data Systems Corp.                      122,686       2,536
EMC Corp. (a)                                      590,341       7,273
First Data Corp.                                   198,104       7,787
Fiserv, Inc. (a)                                    46,647       1,857
Fisher Scientific International, Inc. (a)           28,000       1,594
Freescale Semiconductor, Inc. (a)                   98,008       1,691
Gateway, Inc. (a)                                   91,465         369
Hewlett-Packard Co.                                707,219      15,516
Intel Corp.                                      1,519,403      35,296
International Business Machines Corp.              398,318      36,398
Intuit, Inc. (a)                                    44,751       1,959
Jabil Circuit, Inc. (a)                             48,013       1,369
JDS Uniphase Corp. (a)                             344,319         575
KLA-Tencor Corp. (a)                                46,664       2,147
Lexmark International Group, Inc. Class A (a)       30,802       2,463
Linear Technology Corp.                             73,275       2,807
LSI Logic Corp. (a) (b)                             93,535         523
Lucent Technologies, Inc. (a) (b)                1,055,072       2,901
Maxim Integrated Products, Inc.                     77,656       3,174
Mercury Interactive Corp. (a)                       20,148         955
Micron Technology, Inc. (a)                        146,132       1,511
Microsoft Corp. (d)                              2,468,904      59,673
Molex, Inc.                                         45,010       1,186
Motorola, Inc.                                     600,398       8,988

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                  MARKET
                                                                   VALUE
                                                      SHARES      (000)
                                                    ---------    --------
INFORMATION TECHNOLOGY -- (CONTINUED)
National Semiconductor Corp.                           85,518    $  1,762
NCR Corp. (a)                                          44,484       1,501
Network Appliance, Inc. (a)                            89,367       2,472
News Corp. Class A                                    703,900      11,910
Novell, Inc. (a) (b)                                   90,942         542
Novellus Systems, Inc. (a)                             33,669         900
NVIDIA Corp. (a)                                       39,651         942
Oracle Corp. (a)                                    1,097,538      13,697
Parametric Technology Corp. (a)                        64,241         359
Paychex, Inc.                                          90,227       2,961
PerkinElmer, Inc.                                      31,257         645
PMC-Sierra, Inc. (a) (b)                               42,524         374
QLogic Corp. (a)                                       22,045         893
QUALCOMM, Inc.                                        401,878      14,729
Sabre Holdings Corp. Class A (b)                       32,324         707
Sanmina-SCI Corp. (a)                                 124,358         649
Scientific-Atlanta, Inc.                               36,568       1,032
Siebel Systems, Inc. (a)                              121,958       1,113
Solectron Corp. (a)                                   231,714         804
Sun Microsystems, Inc. (a)                            824,188       3,330
SunGard Data Systems, Inc. (a)                         68,950       2,379
Symantec Corp. (a)                                    170,600       3,639
Symbol Technologies, Inc.                              57,485         833
Tektronix, Inc.                                        21,529         528
Tellabs, Inc. (a)                                     110,275         805
Teradyne, Inc. (a)                                     47,092         688
Texas Instruments, Inc.                               421,103      10,734
Thermo Electron Corp. (a)                              38,429         972
Unisys Corp. (a)                                       80,179         566
VERITAS Software Corp. (a)                            100,783       2,340
Waters Corp. (a)                                       28,857       1,033
Xerox Corp. (a)                                       233,642       3,540
Xilinx, Inc.                                           83,104       2,429
Yahoo!, Inc. (a)                                      319,080      10,817
                                                                 --------
                                                                  414,655
                                                                 --------
MATERIALS -- 3.16%
Air Products & Chemicals, Inc.                         54,289       3,436
Alcoa, Inc.                                           212,646       6,462
Allegheny Technologies, Inc.                           22,829         550
Ball Corp.                                             26,870       1,115
Bemis Co., Inc.                                        25,528         794
Dow Chemical Co.                                      233,099      11,620
E.I. Du Pont de Nemours & Co.                         243,639      12,484
Eastman Chemical Co.                                   18,562       1,095
Ecolab, Inc.                                           55,726       1,842
Engelhard Corp.                                        29,230         878
Freeport-McMoRan Copper & Gold, Inc. Class B           42,614       1,688
Georgia-Pacific Group                                  61,640       2,188
Great Lakes Chemical Corp.                             12,503         402
Hercules, Inc. (a)                                     27,298         395
International Flavors & Fragrances, Inc.               22,504         889
International Paper Co. (b)                           119,656       4,402
Louisiana-Pacific Corp.                                26,259         660
MeadWestvaco Corp.                                     48,388       1,540
Monsanto Co.                                           64,946       4,189
Newmont Mining Corp.                                  106,342       4,493
Nucor Corp. (b)                                        38,004       2,188
Pactiv Corp. (a)                                       35,464         828
Phelps Dodge Corp.                                     22,805       2,320
PPG Industries, Inc.                                   42,290       3,025
Praxair, Inc.                                          77,520       3,710
Rohm & Haas Co.                                        48,696       2,337
Sealed Air Corp. (a)                                   20,236       1,051
Sigma-Aldrich Corp.                                    16,493       1,010
Temple-Inland, Inc.                                    13,414         973
United States Steel Corp.                              27,102       1,378
Vulcan Materials Co.                                   24,396       1,386
Weyerhaeuser Co.                                       59,224       4,057
                                                                 --------
                                                                   85,385
                                                                 --------
TELECOMMUNICATION SERVICES -- 3.05%
ALLTEL Corp.                                           72,898       3,998
AT&T Corp.                                            195,247       3,661
BellSouth Corp.                                       447,928      11,776
CenturyTel, Inc.                                       32,108       1,054
Citizens Communications Co.                            80,077       1,036
Nextel Communications, Inc. Class A (a)               276,236       7,851
Qwest Communications International, Inc. (a) (b)      433,422       1,604
SBC Communications, Inc.                              806,004      19,094
Sprint Corp. (Fon Group)                              362,223       8,241
Verizon Communications, Inc.                          675,298      23,973
                                                                 --------
                                                                   82,288
                                                                 --------
UTILITIES -- 3.44%
AES Corp. (a)                                         154,814       2,536
Allegheny Energy, Inc. (a) (b)                         32,799         678
Ameren Corp.                                           46,542       2,281
American Electric Power Co., Inc. (b)                  94,454       3,217
Calpine Corp. (a) (b)                                 127,552         357
CenterPoint Energy, Inc.                               73,493         884
Cinergy Corp.                                          46,658       1,891
CMS Energy Corp. (a) (b)                               46,505         606
Consolidated Edison, Inc.                              57,722       2,435
Constellation Energy Group, Inc.                       42,003       2,172
Dominion Resources, Inc.                               83,687       6,229
DTE Energy Co. (b)                                     41,546       1,889
Duke Energy Corp.                                     228,577       6,402
Dynegy Inc. Class A (a) (b)                            92,330         361
Edison International                                   77,762       2,700
El Paso Corp.                                         153,194       1,621
Entergy Corp.                                          53,743       3,797
Exelon Corp.                                          163,078       7,484

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                      MARKET
                                                      VALUE
                                           SHARES     (000)
                                           -------  ---------
UTILITIES -- (CONTINUED)
FirstEnergy Corp.                           78,712  $   3,303
FPL Group, Inc.                             96,778      3,886
KeySpan Corp.                               38,306      1,493
Kinder Morgan, Inc.                         29,538      2,236
Nicor, Inc. (b)                             10,913        405
NiSource, Inc.                              64,567      1,471
Peoples Energy Corp.                         9,031        379
PG&E Corp. (a)                              89,523      3,053
Pinnacle West Capital Corp. (b)             21,881        930
PPL Corp.                                   45,168      2,439
Progress Energy, Inc. (b)                   59,008      2,475
Public Service Enterprise Group, Inc.       56,722      3,085
Sempra Energy (b)                           58,089      2,314
Southern Co.                               181,258      5,769
TECO Energy, Inc. (b)                       47,676        748
TXU Corp. (b)                               57,548      4,582
Williams Cos., Inc.                        139,137      2,617
Xcel Energy, Inc. (b)                       95,597      1,642
XTO Energy, Inc.                            82,800      2,719
                                                    ---------
                                                       93,086
                                                    ---------
TOTAL COMMON STOCKS
(Cost $2,088,945,642)                               2,639,076
                                                    ---------

                                                PAR
                                               AMOUNT
                                               (000)
                                              -------
U.S. GOVERNMENT SECURITIES -- 0.16%
United States Treasury Bill
2.68% due 06/09/05(d) (e)                     $ 4,299   4,277
                                                        -----

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,276,917)                                       4,277
                                                        -----

                                                        SHARES
                                                         (000)
                                                        ------
MONEY MARKET FUNDS -- 5.74%
AIM Short Term Investment Prime Portfolio               61,775     $61,775
Federated Money Market Obligations Trust                   490         490

                                                                   MARKET
                                                    SHARES         VALUE
                                                     (000)          (000)
                                                    -------      ----------
State Street Navigator Securities Lending
 Prime Portfolio (c) (f)                             92,889      $   92,889
                                                                 ----------
TOTAL MONEY MARKET FUNDS
(Cost $155,153,818)                                                 155,154
                                                                 ----------
TOTAL INVESTMENTS -- 103.57%
(identified cost $2,248,376,377) (g) (h) (i)                      2,798,507

LIABILITIES IN EXCESS OF ASSETS -- (3.57)%                          (96,589)
                                                                 ----------

NET ASSETS -- 100.00%                                            $2,701,918
                                                                 ==========

(a) Non-income producing security.

(b) All or a portion of these securities were on loan at March 31, 2005.

(c) Affiliated issuer. See table below for more information.

AFFILIATED ISSUER TABLE

                           NUMBER OF     SHARES PURCHASED        SHARES SOLD        NUMBER OF      INCOME EARNED
        SECURITY          SHARES HELD  FOR THE THREE MONTHS  FOR THE THREE MONTHS  SHARES HELD  FOR THE THREE MONTHS  REALIZED GAIN
       DESCRIPTION        AT 12/31/04     ENDED 03/31/05        ENDED 03/31/05     AT 03/31/05     ENDED 03/31/05     ON SHARES SOLD
------------------------  -----------  --------------------  --------------------  -----------  --------------------  --------------
State Street Corp.             79,225             1,700                 1,300           79,625         $13,536           $  5,115

State Street Navigator
Securities Lending Prime
Portfolio                  98,441,667       304,752,988           310,305,920       92,888,735         $11,846                 --

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Rate represents annualized yield at date of purchase.

(f) Security represents investment made with cash collateral received from securities loaned.

(g) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005 was $734,812,182 and $184,681,594, respectively, resulting in net unrealized appreciation of investments of $550,130,588.

(h) Includes $90,592,477 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $92,888,735.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

(i) Security valuation: The Porfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                                               Number      Unrealized
                                                of        Depreciation
                                             Contracts       (000)
                                             ---------    ------------
SCHEDULE OF FUTURES
 CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 06/2005                                       344    $     (1,431)
                                                          ------------

Total unrealized depreciation
on open futures contracts
purchased                                                 $     (1,431)
                                                          ============

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2005 is provided below.

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                        SHARES
 INDUSTRY*                               HELD    COMMON STOCKS                                  VALUE
-------------------------------------   ------   ------------------------------------------   ----------
Advertising Agencies - 0.7%              3,400   24/7 Real Media, Inc. (d)                    $   11,050
                                        10,235   Advo, Inc.                                      383,300
                                        14,800   aQuantive, Inc. (d)                             163,836
                                        15,600   Catalina Marketing Corp.                        404,040
                                           800   Greenfield Online, Inc. (d)                      15,720
                                         7,133   RH Donnelley Corp. (d)                          414,356
                                        16,400   Valassis Communications, Inc. (d)               573,344
                                        25,800   Valueclick, Inc. (d)                            273,738
                                         6,800   Ventiv Health, Inc. (d)                         156,400
                                                                                              ----------
                                                                                               2,395,784
                                                                                              ----------
Aerospace - 0.5%                         6,434   Curtiss-Wright Corp.                            366,738
                                         2,200   Ducommun, Inc. (d)                               44,000
                                         6,426   Heico Corp.                                     129,163
                                         1,700   MTC Technologies, Inc. (d)                       55,250
                                         8,809   Moog, Inc. Class A (d)                          398,167
                                        16,035   Orbital Sciences Corp. (d)                      155,219
                                        10,934   Teledyne Technologies, Inc. (d)                 342,234
                                         3,900   United Industrial Corp.                         115,518
                                                                                              ----------
                                                                                               1,606,289
                                                                                              ----------
Agriculture Fishing & Ranching - 0.1%    1,200   Alico, Inc.                                      63,240
                                        12,978   Delta & Pine Land Co.                           350,406
                                                                                              ----------
                                                                                                 413,646
                                                                                              ----------
Air Transport - 0.8%                    12,168   AAR Corp. (d)                                   165,484
                                        25,820   Airtran Holdings, Inc. (d)                      233,671
                                         8,399   Alaska Air Group, Inc. (d)                      247,266
                                        11,200   America West Holdings Corp. Class B (b)(d)       60,816
                                         7,200   Aviall, Inc. (d)                                201,600
                                        20,600   Continental Airlines, Inc. Class B (b)(d)       248,024
                                        36,300   Delta Air Lines, Inc. (b)(d)                    147,015
                                        10,495   EGL, Inc. (d)                                   239,286
                                         9,600   ExpressJet Holdings, Inc. (d)                   109,536
                                         3,923   FLYi, Inc. (b)(d)                                 4,982
                                        12,055   Frontier Airlines, Inc. (d)                     126,336
                                        10,556   Mesa Air Group, Inc. (b)(d)                      73,892
                                        22,400   Northwest Airlines Corp. (b)(d)                 149,856
                                         7,185   Offshore Logistics, Inc. (d)                    239,404
                                         4,400   Pinnacle Airlines Corp. (d)                      46,728
                                        20,200   Skywest, Inc.                                   375,518
                                                                                              ----------
                                                                                               2,669,414
                                                                                              ----------
Aluminum - 0.1%                          9,600   Aleris International, Inc. (d)                  239,520
                                         5,902   Century Aluminum Co. (d)                        178,595
                                                                                              ----------
                                                                                                 418,115
                                                                                              ----------
Auto Parts: After Market - 0.2%          1,843   Aftermarket Technology Corp. (d)                 30,409
                                         5,000   Keystone Automotive Industries, Inc. (d)        115,800
                                         3,200   Sports Resorts International, Inc. (d)            8,064
                                         3,300   Standard Motor Products, Inc.                    38,610
                                         6,899   Superior Industries International (b)           182,203
                                         6,600   TBC Corp. (d)                                   183,876
                                                                                              ----------
                                                                                                 558,962
                                                                                              ----------
Auto Parts: Original Equipment - 0.3%   21,800   ArvinMeritor, Inc.                              337,246
                                        12,278   Collins & Aikman Corp. (d)                       15,102
                                        14,500   Hayes Lemmerz International, Inc. (d)            75,400
                                         3,300   Noble International Ltd.                         74,778
                                         2,273   Sauer-Danfoss, Inc.                              51,438
                                         3,787   Stoneridge, Inc. (d)                             46,239
                                           800   Strattec Security Corp. (d)                      42,864
                                        13,400   Tenneco Automotive, Inc. (d)                    166,964
                                        37,500   Visteon Corp.                                   214,125
                                                                                              ----------
                                                                                               1,024,156
                                                                                              ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                      SHARES
INDUSTRY*                              HELD    COMMON STOCKS                               VALUE
-----------------------------------   ------   ---------------------------------------   ---------
Auto Trucks & Parts - 0.1%             1,550   Commercial Vehicle Group, Inc. (d)        $  31,000
                                       7,994   Modine Manufacturing Co.                    234,464
                                       9,445   Wabash National Corp.                       230,458
                                                                                         ---------
                                                                                           495,922
                                                                                         ---------
Banks: New York City - 0.0%              500   Signature Bank (d)                           13,255
                                                                                         ---------
Banks: Outside New York City - 7.3%    3,640   1st Source Corp.                             77,641
                                       3,600   ABC Bancorp                                  60,804
                                       3,621   Alabama National Bancorporation             224,103
                                       8,318   Amcore Financial, Inc.                      234,983
                                       4,950   AmericanWest Bancorp (d)                     95,386
                                       2,626   Arrow Financial Corp.                        71,506
                                       1,200   BancTrust Financial Group, Inc.              24,024
                                         945   Bancfirst Corp.                              65,224
                                       4,715   The Bancorp Inc. (d)                         66,010
                                      23,600   Bancorpsouth, Inc.                          487,104
                                       4,086   Bank of Granite Corp.                        75,550
                                       3,000   Bank of the Ozarks, Inc.                     95,250
                                       3,113   Banner Corp.                                 83,958
                                       7,393   Boston Private Financial Holdings, Inc.     175,584
                                       2,200   Bryn Mawr Bank Corp.                         44,924
                                      13,960   CVB Financial Corp.                         253,234
                                       1,600   Camden National Corp.                        56,560
                                       2,577   Capital City Bank Group, Inc.               104,394
                                       1,500   Capital Corp. of the West                    69,720
                                         600   Capital Crossing Bank (d)                    19,740
                                       2,300   Capitol Bancorp Ltd.                         69,575
                                       5,500   Cascade Bancorp                             106,205
                                      14,444   Cathay General Bancorp                      454,986
                                       3,200   Center Financial Corp.                       56,416
                                       3,482   Central Coast Bancorp (d)                    58,393
                                       9,848   Central Pacific Financial Corp.             331,385
                                       2,200   Century Bancorp, Inc. Class A                63,074
                                       7,648   Chemical Financial Corp.                    248,598
                                      13,982   Chittenden Corp.                            364,511
                                      13,500   Citizens Banking Corp.                      396,360
                                       2,299   City Bank                                    73,545
                                       6,293   City Holding Co.                            185,864
                                       1,800   Clifton Savings Bancorp, Inc.                20,160
                                       3,926   CoBiz, Inc.                                  76,086
                                       1,800   Columbia Bancorp                             57,348
                                       6,341   Columbia Banking System, Inc.               150,599
                                       8,300   Community Bank System, Inc.                 190,153
                                       3,177   Community Banks, Inc.                        79,393
                                       3,623   Community Trust Bancorp, Inc.               104,379
                                       4,752   Corus Bankshares, Inc.                      226,623
                                      15,596   East-West Bancorp, Inc.                     575,804
                                       1,400   EuroBancshares, Inc. (d)                     23,674
                                       1,900   FNB Corporation                              48,982
                                       1,885   Farmers Capital Bank Corp.                   62,997
                                       1,700   Financial Institutions, Inc.                 33,677
                                      11,400   First BanCorp.                              481,650
                                       3,036   First Bancorp.                               68,735
                                       4,014   First Busey Corp.                            77,671
                                       9,523   First Charter Corp.                         215,125
                                       1,847   First Citizens BancShares, Inc. Class A     270,364
                                      21,240   First Commonwealth Financial Corp.          290,988
                                       4,400   First Community Bancorp, Inc.               194,920
                                       2,894   First Community Bancshares, Inc.             81,235
                                      10,087   First Financial Bancorp                     184,088
                                       4,165   First Financial Bankshares, Inc.            185,884

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

            SHARES
INDUSTRY*    HELD    COMMON STOCKS                                VALUE
---------   ------   ----------------------------------------   ---------
             4,344   First Financial Corp.                      $ 128,365
             5,546   First Merchants Corp.                        143,641
            15,600   First Midwest Bancorp, Inc.                  506,688
             1,150   First Oak Brook Bancshares, Inc.              33,684
               600   The First of Long Island Corp.                25,194
             6,800   First State Bancorporation                   115,430
             5,400   Franklin Bank Corp. (d)                       93,150
             4,741   Frontier Financial Corp.                     179,684
             1,000   GB&T Bancshares, Inc.                         21,660
             2,035   German American Bancorp                       31,543
             7,075   Glacier Bancorp, Inc.                        215,788
            12,422   Gold Banc Corp., Inc.                        174,281
            16,000   Greater Bay Bancorp                          390,560
             8,454   Hancock Holding Co.                          274,755
             8,304   Hanmi Financial Corp.                        137,431
             8,360   Harleysville National Corp.                  177,650
             3,000   Heartland Financial USA, Inc.                 59,580
             4,845   Independent Bank Corp. - Maine               140,505
             7,081   Independent Bank Corp. - Michigan            203,720
             4,974   Integra Bank Corp.                           110,124
             5,100   Interchange Financial Services Corp.          87,975
             5,448   Irwin Financial Corp.                        125,413
             3,998   Lakeland Bancorp, Inc.                        62,249
             1,700   Lakeland Financial Corp.                      65,365
             5,950   MB Financial, Inc.                           227,885
             3,477   MBT Financial Corp.                           65,611
             2,677   Macatawa Bank Corp.                           89,880
             4,256   Main Street Banks, Inc.                      112,699
             2,966   MainSource Financial Group, Inc.              65,193
             2,380   Mercantile Bank Corp.                         97,294
                 1   Mercantile Bankshares Corp.                       51
             7,750   Mid-State Bancshares                         206,150
             3,580   Midwest Banc Holdings, Inc.                   71,278
             2,129   NBC Capital Corp.                             51,479
            10,013   NBT Bancorp, Inc.                            224,391
             7,300   Nara Bancorp, Inc.                           102,565
             9,162   National Penn Bancshares, Inc.               225,110
             1,031   Oak Hill Financial, Inc.                      34,703
            22,295   Old National Bancorp                         452,589
             4,176   Old Second Bancorp, Inc.                     126,011
             2,541   Omega Financial Corp.                         75,684
             6,218   Oriental Financial Group                     145,626
            15,062   Pacific Capital Bancorp                      448,546
             4,415   Park National Corp.                          496,688
             2,198   Peapack Gladstone Financial Corp.             59,346
             1,761   Pennrock Financial Services Corp.             61,494
             4,510   Peoples Bancorp, Inc.                        121,319
             2,432   Peoples Holding Co.                           75,635
             6,300   Piper Jaffray Cos. (d)                       230,517
             1,050   Placer Sierra Bancshares                      24,119
             6,296   PrivateBancorp, Inc.                         197,757
             5,200   Prosperity Bancshares, Inc.                  137,748
            11,224   Provident Bankshares Corp.                   369,943
             9,711   R-G Financial Corp. Class B                  302,692
            23,309   Republic Bancorp, Inc.                       315,604
             2,608   Republic Bancorp, Inc. Class A                57,941
             5,501   Riggs National Corp. (d)                     105,014
             1,344   Royal Bancshares of Pennsylvania Class A      30,522
             7,863   S&T Bancorp, Inc.                            278,350
             2,446   SCBT Financial Corp.                          73,453

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                      SHARES
INDUSTRY*                              HELD    COMMON STOCKS                                  VALUE
-----------------------------------   ------   -----------------------------------------   ------------
                                       2,800   SY Bancorp, Inc.                            $     61,600
                                       4,814   Sandy Spring Bancorp, Inc.                       155,588
                                       1,603   Santander BanCorp                                 42,207
                                       3,558   Seacoast Banking Corp. of Florida                 70,021
                                         700   Security Bank Corp.                               28,833
                                      11,000   Silicon Valley Bancshares (d)                    484,660
                                       4,400   Simmons First National Corp. Class A             109,208
                                         900   Smithtown Bancorp, Inc.                           25,164
                                       2,000   Southern Community Financial Corp.                18,800
                                       2,976   Southside Bancshares, Inc.                        62,014
                                       4,800   Southwest Bancorp, Inc.                           88,560
                                      20,104   Southwest Bancorp of Texas, Inc.                 368,908
                                       2,168   State Bancorp, Inc.                               56,390
                                       1,800   State Financial Services Corp. Class A            66,510
                                      15,176   Sterling Bancshares, Inc.                        215,499
                                       6,962   Sterling Financial Corp.                         181,151
                                       3,400   Suffolk Bancorp                                  112,302
                                       3,388   Sun Bancorp, Inc. (d)                             77,534
                                      13,016   Susquehanna Bancshares, Inc.                     317,330
                                         200   Taylor Capital Group, Inc.                         6,530
                                       8,261   Texas Capital Bancshares, Inc. (d)               173,481
                                      13,976   Texas Regional Bancshares, Inc. Class A          420,817
                                       2,782   Tompkins Trustco, Inc.                           118,374
                                       3,400   Trico Bancshares                                  71,230
                                      24,661   TrustCo Bank Corp                                283,355
                                      14,327   Trustmark Corp.                                  415,483
                                       4,976   UMB Financial Corp.                              283,234
                                       3,530   USB Holding Co., Inc.                             78,331
                                      15,250   Umpqua Holdings Corp.                            356,088
                                       2,400   Union Bankshares Corp.                            76,848
                                      12,800   United Bankshares, Inc.                          424,192
                                       8,700   United Community Banks, Inc.                     206,451
                                       1,900   Univest Corp. of Pennsylvania                     75,639
                                       7,219   Unizan Financial Corp.                           187,694
                                       3,450   Virginia Commerce Bancorp (b)(d)                  93,288
                                       2,200   Virginia Financial Group, Inc.                    72,369
                                       4,200   Washington Trust Bancorp, Inc.                   115,416
                                       6,263   WesBanco, Inc.                                   172,295
                                       3,990   West Bancorporation, Inc.                         67,990
                                       4,700   West Coast Bancorp                               111,860
                                      10,583   Westamerica Bancorporation                       547,882
                                       1,920   Western Sierra Bancorp (d)                        65,530
                                       6,000   Wilshire Bancorp, Inc.                            78,240
                                       6,700   Wintrust Financial Corp.                         315,503
                                       3,700   Yardville National Bancorp                       120,694
                                                                                           ------------
                                                                                             25,241,561
                                                                                           ------------
Beverage: Brewers (Wineries) - 0.0%    2,500   Boston Beer Co., Inc. Class A (d)                 54,750
                                                                                           ------------
Beverage: Soft Drinks - 0.1%             987   Coca-Cola Bottling Co.                            51,630
                                       1,710   Farmer Bros Co.                                   40,955
                                       2,600   Hansen Natural Corp. (d)                         155,662
                                       2,290   National Beverage Corp. (d)                       18,664
                                       3,600   Peet's Coffee & Tea, Inc. (d)                     88,740
                                                                                           ------------
                                                                                                355,651
                                                                                           ------------
Biotechnology Research &              26,100   Abgenix, Inc. (d)                                182,700
Production - 2.0%                      8,285   Accelrys, Inc. (d)                                49,130
                                       5,600   Aksys Ltd. (b)(d)                                 17,752
                                       9,687   Albany Molecular Research, Inc. (d)               99,582
                                       8,380   Alexion Pharmaceuticals, Inc. (d)                181,552
                                       9,913   Antigenics, Inc. (b)(d)                           66,417
                                      22,300   Applera Corp. - Celera Genomics Group (d)        228,575

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

            SHARES
INDUSTRY*    HELD    COMMON STOCKS                               VALUE
---------   ------   ---------------------------------------   ---------
            17,519   Ariad Pharmaceuticals, Inc. (d)           $  98,106
             5,800   Array Biopharma, Inc. (d)                    40,658
             6,620   Arthrocare Corp. (d)                        188,670
            22,700   Avant Immunotherapeutics, Inc. (d)           37,001
            18,900   Axonyx, Inc. (d)                             23,247
               900   Barrier Therapeutics, Inc. (d)               13,941
             4,200   Bioenvision, Inc. (d)                        24,150
             3,400   CancerVax Corp. (b)(d)                       22,406
            13,924   Cell Genesys, Inc. (b)(d)                    63,076
            19,031   Cell Therapeutics, Inc. (b)(d)               68,321
             7,100   Ciphergen Biosystems, Inc. (d)               19,667
            18,457   Corixa Corp. (d)                             56,663
            15,467   Cubist Pharmaceuticals, Inc. (d)            164,260
            13,100   CuraGen Corp. (b)(d)                         54,496
             9,700   Curis, Inc. (d)                              34,726
             9,100   Cypress Bioscience, Inc. (d)                 82,537
             1,300   Cytokinetics, Inc. (d)                        8,528
            15,900   deCODE genetics, Inc. (d)                    90,630
             4,324   Digene Corp. (d)                             89,723
            14,500   Discovery Laboratories, Inc. (d)             81,635
             7,178   Diversa Corp. (d)                            35,746
             5,500   Dov Pharmaceutical, Inc. (d)                 75,240
            10,300   Dyax Corp. (d)                               33,166
            17,696   Encysive Pharmaceuticals, Inc. (d)          180,853
            13,600   Enzon Pharmaceuticals, Inc. (d)             138,584
            19,218   Exelixis, Inc. (d)                          130,298
             1,900   Genencor International, Inc. (d)             36,537
            29,957   Genta, Inc. (d)                              33,851
            16,129   Geron Corp. (b)(d)                           98,548
            43,200   Human Genome Sciences, Inc. (d)             398,304
            14,009   Immunomedics, Inc. (b)(d)                    34,042
            22,224   Incyte Corp. (d)                            151,790
            11,200   Inkine Pharmaceutical Co. (d)                34,384
             6,900   Integra LifeSciences Holdings Corp. (d)     243,018
             9,214   InterMune, Inc. (d)                         101,354
             9,300   Isolagen, Inc. (b)(d)                        58,497
             2,100   Kensey Nash Corp. (d)                        56,868
             5,600   Keryx Biopharmaceuticals, Inc. (d)           74,816
             5,700   Kosan Biosciences, Inc. (d)                  23,370
            18,605   Lexicon Genetics, Inc. (d)                   95,072
             1,950   MannKind Corp. (b)(d)                        27,749
               300   Marshall Edwards, Inc. (d)                    2,502
            11,400   Maxim Pharmaceuticals, Inc. (b)(d)           20,064
             6,901   Maxygen, Inc. (d)                            59,211
             2,300   Myogen, Inc. (d)                             18,147
             9,400   Myriad Genetics, Inc. (d)                   172,866
            12,923   NPS Pharmaceuticals, Inc. (d)               163,088
            19,054   Nabi Biopharmaceuticals (d)                 237,794
            13,900   Nanogen, Inc. (b)(d)                         48,372
             5,600   Neurogen Corp. (d)                           39,648
             7,000   Northfield Laboratories, Inc. (d)            78,750
            10,800   Nuvelo, Inc. (d)                             70,200
            16,200   Oscient Pharmaceuticals Corp. (d)            37,908
            13,000   Palatin Technologies, Inc. (d)               30,420
            38,355   Peregrine Pharmaceuticals, Inc. (b)(d)       57,149
            24,200   Pharmos Corp. (d)                            14,762
             3,600   Progenics Pharmaceuticals, Inc. (d)          60,516
             7,700   Regeneration Technologies, Inc. (d)          79,387
             4,170   Rigel Pharmaceuticals, Inc. (d)              66,887
             7,800   Seattle Genetics, Inc. (d)                   40,092

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                       SHARES
INDUSTRY*                               HELD    COMMON STOCKS                                        VALUE
------------------------------------   ---------------------------------------------------------   ----------
                                       10,472   Serologicals Corp. (d)                             $  255,936
                                        8,245   Tanox, Inc. (d)                                        79,152
                                       15,832   Telik, Inc. (d)                                       238,747
                                        4,800   Third Wave Technologies, Inc. (d)                      27,648
                                       10,240   Transkaryotic Therapies, Inc. (d)                     255,642
                                        5,638   Trimeris, Inc. (d)                                     63,484
                                       16,206   Vicuron Pharmaceuticals, Inc. (d)                     255,407
                                       17,600   Vion Pharmaceuticals, Inc. (d)                         50,160
                                        5,000   Zymogenetics, Inc. (d)                                 76,300
                                                                                                   ----------
                                                                                                    6,750,475
                                                                                                   ----------
Building Materials - 0.5%               2,500   Ameron International Corp.                             90,000
                                        5,000   Building Material Holding Corp.                       222,400
                                        6,012   LSI Industries, Inc.                                   67,515
                                        6,368   NCI Building Systems, Inc. (d)                        245,805
                                       10,932   Simpson Manufacturing Co., Inc.                       337,799
                                        7,345   Texas Industries, Inc.                                394,794
                                        3,309   Trex Co., Inc. (d)                                    146,953
                                        6,165   Watsco, Inc.                                          259,547
                                                                                                   ----------
                                                                                                    1,764,813
                                                                                                   ----------
Building: Air Conditioning - 0.2%      14,635   Lennox International, Inc.                            320,799
                                       12,038   York International Corp.                              471,649
                                                                                                   ----------
                                                                                                      792,448
                                                                                                   ----------
Building: Cement - 0.1%                 5,878   Eagle Materials, Inc.                                 475,765
                                        3,200   U.S. Concrete, Inc. (d)                                20,064
                                                                                                   ----------
                                                                                                      495,829
                                                                                                   ----------
Building: Heating & Plumbing - 0.1%     1,800   Aaon, Inc. (d)                                         29,628
                                       24,150   Jacuzzi Brands, Inc. (d)                              235,704
                                                                                                   ----------
                                                                                                      265,332
                                                                                                   ----------
Building: Miscellaneous - 0.1%          9,300   Comfort Systems USA, Inc. (d)                          72,075
                                        3,300   Drew Industries, Inc. (d)                             124,245
                                        8,447   Griffon Corp. (d)                                     180,850
                                                                                                   ----------
                                                                                                      377,170
                                                                                                   ----------
Building: Roofing & Wallboard - 0.2%    7,451   ElkCorp                                               286,565
                                       10,800   USG Corp. (b)(d)                                      358,128
                                                                                                   ----------
                                                                                                      644,693
                                                                                                   ----------
Cable Television Services - 0.1%       89,300   Charter Communications, Inc. Class A (b)(d)           142,880
                                        5,698   Crown Media Holdings, Inc. Class A (d)                 51,339
                                       17,500   Insight Communications Company, Inc. Class A (d)      207,375
                                       17,994   Tivo, Inc. (b)(d)                                      93,029
                                                                                                   ----------
                                                                                                      494,623
                                                                                                   ----------
Casinos & Gambling - 1.0%              17,800   Alliance Gaming Corp. (b)(d)                          170,702
                                        4,500   Ameristar Casinos, Inc.                               246,060
                                        7,825   Argosy Gaming Co. (d)                                 359,324
                                       10,791   Aztar Corp. (d)                                       308,191
                                       10,715   Boyd Gaming Corp.                                     558,787
                                        1,632   Churchill Downs, Inc.                                  64,611
                                        2,815   Dover Downs Gaming & Entertainment, Inc.               35,047
                                        1,400   Empire Resorts, Inc. (b)(d)                            10,122
                                        5,375   Isle of Capri Casinos, Inc. (d)                       142,653
                                        6,900   Lakes Entertainment, Inc. (d)                         124,200
                                        8,800   MTR Gaming Group, Inc. (d)                            109,120
                                       11,700   Magna Entertainment Corp. Class A (d)                  71,838
                                        9,000   Multimedia Games, Inc. (b)(d)                          69,840
                                          800   Nevada Gold & Casinos, Inc. (d)                        10,240
                                       12,364   Pinnacle Entertainment, Inc. (d)                      206,479
                                       18,400   Scientific Games Corp. Class A (d)                    420,440
                                       12,000   Shuffle Master, Inc. (b)(d)                           347,520
                                        6,412   WMS Industries, Inc. (b)(d)                           180,562
                                                                                                   ----------
                                                                                                    3,435,736
                                                                                                   ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                   SHARES
INDUSTRY*                           HELD    COMMON STOCKS                                     VALUE
--------------------------------   ------   --------------------------------------------   -----------
Chemicals - 2.0%                   10,125   Aceto Corp.                                    $    75,127
                                   18,400   Airgas, Inc.                                       439,576
                                   10,800   Albemarle Corp.                                    392,688
                                    1,200   American Vanguard Corp.                             53,844
                                    6,456   Arch Chemicals, Inc.                               183,802
                                    7,100   Cabot Microelectronics Corp. (d)                   222,798
                                   11,201   Calgon Carbon Corp.                                 95,657
                                    7,385   Cambrex Corp.                                      157,301
                                   37,960   Crompton Corp.                                     554,216
                                   11,600   Cytec Industries, Inc.                             629,300
                                    2,700   EnerSys (d)                                         35,370
                                    5,464   Energy Conversion Devices, Inc. (b)(d)             124,197
                                    7,900   Exide Technologies (d)                             101,910
                                   11,100   FMC Corp. (d)                                      593,295
                                    8,837   Georgia Gulf Corp.                                 406,325
                                   14,700   Great Lakes Chemical Corp.                         472,164
                                   36,100   Hercules, Inc. (d)                                 522,728
                                    8,267   MacDermid, Inc.                                    268,678
                                    3,641   Medis Technologies Ltd. (b)(d)                      52,212
                                    2,534   NL Industries (d)                                   58,535
                                    4,200   NewMarket Corp. (d)                                 78,120
                                      900   Nuco2, Inc. (d)                                     23,670
                                    9,500   OM Group, Inc. (d)                                 288,990
                                    2,400   Octel Corp.                                         44,472
                                   10,595   Omnova Solutions, Inc. (d)                          56,895
                                   29,767   PolyOne Corp. (d)                                  264,331
                                    2,700   Quaker Chemical Corp.                               55,458
                                   11,206   Schulman A, Inc.                                   195,209
                                    1,655   Stepan Co.                                          38,909
                                    3,600   Ultralife Batteries, Inc. (d)                       61,632
                                   15,300   Valence Technology, Inc. (b)(d)                     46,512
                                   22,100   WR Grace & Co. (d)                                 188,292
                                    1,850   Westlake Chemical Corp.                             59,848
                                                                                           -----------
                                                                                             6,842,061
                                                                                           -----------
Coal - 0.1%                         7,500   Foundation Coal Holdings, Inc.                     176,325
                                                                                           -----------
Commercial Information             10,458   Arbitron, Inc. (d)                                 448,648
Services - 0.4%                   124,900   CMGI, Inc. (d)                                     259,792
                                    8,561   infoUSA, Inc. (d)                                   89,976
                                    5,700   LECG Corp. (d)                                     111,720
                                   31,600   Looksmart (d)                                       28,124
                                    3,100   Neoforma, Inc. (b)(d)                               24,645
                                    7,474   ProQuest Co. (d)                                   270,185
                                    6,053   Sourcecorp (d)                                     121,907
                                                                                           -----------
                                                                                             1,354,997
                                                                                           -----------
Communications & Media - 0.0%      12,800   Entravision Communications Corp. Class A (d)       113,536
                                                                                           -----------
Communications Technology - 1.7%   11,900   Airspan Networks, Inc. (d)                          60,809
                                    7,422   Anaren, Inc. (d)                                    90,028
                                    9,172   Anixter International, Inc. (d)                    331,567
                                   13,500   Aspect Communications Corp. (d)                    140,535
                                    1,400   Atheros Communications Inc. (d)                     14,378
                                   19,278   Avanex Corp. (d)                                    25,061
                                    3,159   Bel Fuse, Inc.                                      95,718
                                    4,988   Black Box Corp.                                    186,601
                                   12,550   Broadwing Corp. (b)(d)                              51,957
                                   79,400   Brocade Communications Systems, Inc. (d)           470,048
                                   17,300   CSG Systems International (d)                      281,817
                                    7,200   Captaris, Inc. (d)                                  29,160
                                    8,100   Carrier Access Corp. (d)                            48,276
                                    1,672   Catapult Communications Corp. (d)                   35,697
                                   16,988   CommScope, Inc. (d)                                254,140

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                               SHARES
INDUSTRY*                       HELD    COMMON STOCKS                                 VALUE
----------------------------   ------   ----------------------------------------   -----------
                                5,150   Comtech Telecommunications Corp. (d)       $   268,315
                                    8   CycleLogic, Inc. (d)                                 0
                                5,000   Digi International, Inc. (d)                    68,600
                                9,300   Ditech Communications Corp. (d)                115,971
                               44,300   Eagle Broadband, Inc. (d)                       15,062
                                9,013   Echelon Corp. (d)                               61,649
                               67,500   Enterasys Networks, Inc. (d)                    94,500
                               20,200   Entrust, Inc. (d)                               75,750
                               34,600   Extreme Networks (d)                           203,794
                               50,500   Finisar Corp. (b)(d)                            63,125
                               24,296   Harmonic, Inc. (d)                             232,270
                                6,377   Inter-Tel, Inc.                                156,237
                               11,100   InterVoice, Inc. (d)                           124,653
                                6,629   Ixia (d)                                       117,930
                                5,500   j2 Global Communications, Inc. (d)             188,705
                                6,700   KVH Industries, Inc. (b)(d)                     61,037
                               12,500   NMS Communications Corp. (d)                    53,625
                               17,080   Net2Phone, Inc. (d)                             27,499
                                5,500   Netgear, Inc. (d)                               82,995
                                9,900   Network Equipment Technologies, Inc. (d)        55,737
                                5,700   Novatel Wireless, Inc. (d)                      61,275
                               32,619   Oplink Communications, Inc. (d)                 51,212
                                5,583   Optical Communication Products, Inc. (d)         9,714
                                9,400   Paradyne Networks Corp. (d)                     19,646
                                9,500   Redback Networks, Inc. (d)                      56,810
                               21,840   Remec, Inc. (d)                                115,315
                                7,608   Seachange International, Inc. (d)               98,524
                               13,188   Secure Computing Corp. (d)                     113,021
                                6,110   Standard Microsystems Corp. (d)                106,070
                               29,471   Stratex Networks, Inc. (d)                      54,227
                               53,300   Sycamore Networks, Inc. (d)                    189,748
                                7,680   Talx Corp.                                     139,469
                               15,400   Tekelec (d)                                    245,476
                               80,300   Terremark Worldwide, Inc. (d)                   52,195
                                2,640   Ulticom, Inc. (d)                               29,383
                               35,500   Verso Technologies, Inc. (d)                    12,070
                                6,501   Viasat, Inc. (d)                               121,504
                               15,300   WJ Communications (d)                           36,414
                                9,731   WebEx Communications, Inc. (b)(d)              210,092
                               16,200   Westell Technologies, Inc. Class A (d)          89,262
                               14,975   Zhone Technologies, Inc. (d)                    37,737
                                                                                   -----------
                                                                                     6,032,410
                                                                                   -----------
Computer Services Software &   10,400   @Road Inc. (d)                                  42,640
Systems - 4.6%                 14,000   ActivCard Corp. (d)                             88,900
                               11,800   Actuate Corp. (d)                               28,320
                               16,802   Agile Software Corp. (d)                       122,318
                                6,500   Altiris, Inc. (d)                              155,025
                                  600   Ansoft Corp. (d)                                16,188
                               11,900   answerthink, Inc. (d)                           49,147
                               10,432   Ansys, Inc. (d)                                356,878
                                7,600   Anteon International Corp. (d)                 295,868
                               19,580   Ariba, Inc. (d)                                151,940
                               18,495   Ascential Software Corp. (d)                   342,712
                               12,897   AsiaInfo Holdings, Inc. (d)                     64,743
                               16,308   Aspen Technology, Inc. (d)                      92,629
                                7,900   Authentidate Holding Corp. (d)                  31,521
                                1,600   Blackboard, Inc.                                27,904
                                3,600   Blue Coat Systems, Inc. (d)                     84,600
                               26,867   Borland Software Corp. (d)                     218,160
                                9,016   CACI International, Inc. Class A (d)           497,954

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

            SHARES
INDUSTRY*    HELD    COMMON STOCKS                               VALUE
------------------------------------------------------------------------
            24,900   Chordiant Software, Inc. (d)              $  41,583
            16,402   Ciber, Inc. (d)                             119,243
             6,100   Concord Communications, Inc. (d)             61,732
             8,000   Concur Technologies, Inc. (d)                64,960
             2,000   Constellation 3D, Inc. (d)                        0
             4,900   Covansys Corp. (d)                           73,084
            11,964   Dendrite International, Inc. (d)            167,975
             5,137   Digimarc Corp. (d)                           31,593
            10,300   Digital River, Inc. (d)                     320,948
            15,607   Digitas, Inc. (d)                           157,631
             6,600   eCollege.com, Inc. (d)                       85,404
            16,639   Electronics for Imaging (d)                 296,840
             5,930   Embarcadero Technologies, Inc. (d)           39,079
            12,900   Epicor Software Corp. (d)                   168,990
            24,380   E.piphany, Inc. (d)                          86,549
             4,245   EPIQ Systems, Inc. (d)                       55,100
             3,900   Equinix, Inc. (b)(d)                        165,126
            11,419   F5 Networks, Inc. (d)                       576,545
            19,479   Gartner, Inc. Class A (d)                   186,414
            11,606   Hyperion Solutions Corp. (d)                511,941
             4,300   iGate Corp. (d)                              16,039
             3,800   Infocrossing, Inc. (d)                       60,192
            25,500   Informatica Corp. (d)                       210,885
            14,300   Internet Capital Group, Inc. (d)            100,386
            12,500   Internet Security Systems (d)               228,750
             1,500   Intervideo, Inc. (d)                         16,500
            14,425   Interwoven, Inc. (d)                        112,371
             9,908   JDA Software Group, Inc. (d)                139,108
             6,300   Jupitermedia Corp. (d)                       97,713
             1,300   Kanbay International, Inc. (d)               26,598
            16,058   Keane, Inc. (d)                             209,236
             4,438   Keynote Systems, Inc. (d)                    52,679
               300   Kintera, Inc. (d)                             1,590
            15,200   Lawson Software, Inc. (d)                    89,680
            15,000   Lionbridge Technologies (d)                  85,350
             7,400   MAPICS, Inc. (d)                             94,202
             5,974   MRO Software, Inc. (d)                       83,815
            15,800   Macrovision Corp. (d)                       360,082
             8,200   Magma Design Automation, Inc. (d)            97,334
             9,139   Manhattan Associates, Inc. (d)              186,161
             6,400   Mantech International Corp. Class A (d)     147,648
            22,500   Manugistics Group, Inc. (d)                  37,800
             8,000   Mapinfo Corp. (d)                            96,320
            15,997   Matrixone, Inc. (d)                          76,306
            23,300   Mentor Graphics Corp. (d)                   319,210
             7,556   Mercury Computer Systems, Inc. (d)          208,394
             2,400   Merge Technologies, Inc. (d)                 41,976
            26,500   Micromuse, Inc. (d)                         120,045
             3,700   MicroStrategy, Inc. Class A (d)             200,799
             9,998   Micros Systems, Inc. (d)                    367,027
            17,774   NetIQ Corp. (d)                             203,157
             5,185   Netscout Systems, Inc. (d)                   23,073
             4,800   Open Solutions, Inc. (d)                     95,184
            19,933   Openwave Systems, Inc. (d)                  242,983
             3,600   Opnet Technologies, Inc. (d)                 30,096
            17,000   Opsware, Inc. (d)                            87,720
             6,926   PC-Tel, Inc. (d)                             50,975
             3,300   PDF Solutions, Inc. (d)                      46,200
            10,507   Packeteer, Inc. (d)                         161,703
             4,557   PalmSource, Inc. (d)                         41,195

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                             SHARES
INDUSTRY*                     HELD    COMMON STOCKS                                         VALUE
--------------------------   ------   ------------------------------------------------   ------------
                             85,200   Parametric Technology Corp. (d)                    $    476,268
                              2,077   Pec Solutions, Inc. (d)                                  26,129
                              1,400   Pegasystems, Inc. (d)                                     7,532
                             21,791   Pinnacle Systems, Inc. (d)                              121,812
                             11,008   Progress Software Corp. (d)                             288,630
                              3,500   QAD, Inc.                                                28,945
                             14,900   Quest Software, Inc. (d)                                206,216
                             33,200   RealNetworks, Inc. (d)                                  191,896
                             19,400   Retek, Inc. (d)                                         217,668
                                600   SI International, Inc. (d)                               16,578
                              3,789   SPSS, Inc. (d)                                           65,891
                              3,500   SRA International, Inc. Class A (d)                     210,875
                              5,200   SS&C Technologies, Inc.                                 118,560
                              7,761   SYKES Enterprises, Inc. (d)                              53,318
                                800   SYNNEX Corp. (d)                                         13,936
                              7,399   SafeNet, Inc. (d)                                       216,865
                              2,350   Salesforce.com, Inc. (d)                                 35,227
                             26,592   Sapient Corp. (d)                                       195,318
                             25,995   ScanSoft, Inc. (d)                                       96,701
                             15,127   Seebeyond Technology Corp. (d)                           47,801
                              8,997   Serena Software, Inc. (d)                               213,769
                             19,841   SonicWALL, Inc. (d)                                     100,991
                                800   Staktek Holdings, Inc. (d)                                3,168
                              5,800   Stellent, Inc. (d)                                       48,778
                             14,400   SupportSoft, Inc. (d)                                    76,032
                              1,583   Syntel, Inc.                                             28,019
                              5,400   Tier Technologies, Inc. Class B (d)                      39,798
                             12,885   Transaction Systems Architects, Inc. Class A (d)        298,288
                              8,708   Trizetto Group (d)                                       81,071
                             11,800   Tumbleweed Communications Corp. (d)                      32,568
                             11,200   Tyler Technologies, Inc. (d)                             85,232
                              6,500   Ultimate Software Group, Inc. (d)                       103,870
                              3,100   Verint Systems, Inc. (d)                                108,314
                              9,567   Verity, Inc. (d)                                         90,408
                             92,800   Vignette Corp. (d)                                      121,568
                             12,662   WatchGuard Technologies (d)                              40,898
                             17,220   webMethods, Inc. (d)                                     94,366
                              7,151   Websense, Inc. (d)                                      384,724
                             23,200   Wind River Systems, Inc. (d)                            349,856
                              7,800   Witness Systems, Inc. (d)                               136,890
                             46,200   Xybernaut Corp. (b)(d)                                   19,404
                              9,100   Zix Corp. (b)(d)                                         34,034
                             13,308   Zoran Corp. (d)                                         137,738
                                                                                         ------------
                                                                                           16,010,616
                                                                                         ------------
Computer Technology - 1.6%   38,200   Adaptec, Inc. (d)                                       182,978
                             22,034   Advanced Digital Information Corp. (d)                  180,678
                             27,600   Cray, Inc. (d)                                           70,380
                              4,300   Cyberguard Corp. (d)                                     35,432
                             14,000   Dot Hill Systems Corp. (d)                               83,300
                             25,400   Emulex Corp. (d)                                        478,536
                              9,809   FalconStor Software, Inc. (b)(d)                         58,560
                             12,882   Filenet Corp. (d)                                       293,452
                             68,800   Gateway, Inc. (d)                                       277,264
                              7,417   Hutchinson Technology, Inc. (d)                         257,963
                             10,500   Imation Corp.                                           364,875
                             15,566   InFocus Corp. (d)                                        89,349
                             11,796   Intergraph Corp. (d)                                    339,843
                             19,303   Iomega Corp. (d)                                         82,810

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                              SHARES
INDUSTRY*                      HELD    COMMON STOCKS                                VALUE
---------------------------   ------   ----------------------------------------   ----------
                               9,600   Komag, Inc. (d)                            $  214,560
                              24,674   Lexar Media, Inc. (b)(d)                      122,877
                              37,000   McData Corp. (d)                              139,490
                               6,100   Mobility Electronics, Inc. (d)                 42,639
                               4,300   Overland Storage, Inc. (d)                     63,124
                              12,794   PalmOne, Inc. (b)(d)                          324,712
                              25,200   Perot Systems Corp. Class A (d)               338,688
                              53,000   Quantum Corp. (d)                             154,230
                              20,662   RSA Security, Inc. (d)                        327,493
                               6,242   Radisys Corp. (d)                              88,387
                              37,247   Safeguard Scientifics, Inc. (d)                52,891
                              81,207   Silicon Graphics, Inc. (b)(d)                  96,636
                               1,200   SimpleTech, Inc. (d)                            4,728
                               3,600   Stratasys, Inc. (d)                           101,988
                               7,500   Synaptics, Inc. (d)                           174,000
                               5,900   Trident Microsystems, Inc. (d)                104,312
                              15,709   UNOVA, Inc. (d)                               324,391
                                                                                  ----------
                                                                                   5,470,566
                                                                                  ----------
Construction - 0.3%            4,600   Brookfield Homes Corp.                        194,166
                               4,818   EMCOR Group, Inc. (d)                         225,579
                              10,171   Granite Construction, Inc.                    267,192
                               3,800   Perini Corp. (d)                               52,402
                               7,000   Washington Group International, Inc. (d)      314,930
                                                                                  ----------
                                                                                   1,054,269
                                                                                  ----------
Consumer Electronics - 1.0%   14,267   Alloy, Inc. (d)                                83,889
                               4,553   Atari Inc. (d)                                 14,387
                              41,000   CNET Networks, Inc. (d)                       387,040
                               4,700   Digital Theater Systems, Inc. (d)              85,117
                              35,100   DoubleClick, Inc. (d)                         270,270
                              38,700   Earthlink, Inc. (d)                           348,300
                               8,000   FindWhat.com (d)                               82,960
                               9,900   Infospace, Inc. (d)                           404,217
                              62,700   Internap Network Services Corp. (d)            36,993
                              12,600   Ipass, Inc. (d)                                77,112
                               5,800   iVillage, Inc. (d)                             35,322
                               2,400   Lifeline Systems, Inc. (d)                     72,768
                              14,374   Midway Games, Inc. (b)(d)                     147,477
                               9,500   NIC, Inc. (d)                                  45,315
                               8,100   Navarre Corp. (d)                              64,395
                               7,200   PLATO Learning, Inc. (d)                       56,160
                               8,100   Sohu.com, Inc. (b)(d)                         142,398
                              11,825   THQ, Inc. (d)                                 332,756
                              13,214   Take-Two Interactive Software, Inc. (d)       516,667
                              16,650   United Online, Inc. (d)                       174,326
                               4,286   Universal Electronics, Inc. (d)                72,348
                                                                                  ----------
                                                                                   3,450,217
                                                                                  ----------
Consumer Products - 1.2%      19,700   American Greetings Class A                    501,956
                               9,400   Blyth, Inc.                                   299,296
                               1,891   CSS Industries, Inc.                           69,116
                               8,500   Jarden Corp. (d)                              389,980
                               2,700   Mannatech, Inc.                                52,785
                               9,873   Matthews International Corp. Class A          323,439
                               9,163   Nautilus, Inc.                                217,713
                               7,400   Oakley, Inc.                                   94,868
                               9,876   Playtex Products, Inc. (d)                     88,884
                               5,800   RC2 Corp. (d)                                 197,200
                              11,491   The Topps Co., Inc.                           105,832
                               6,998   Toro Co.                                      619,323
                              16,274   Tupperware Corp.                              331,339

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                        SHARES
INDUSTRY*                                HELD    COMMON STOCKS                             VALUE
-------------------------------------   ------   ------------------------------------   -----------
                                         4,100   USANA Health Sciences, Inc. (d)        $   193,930
                                         1,500   Water Pik Technologies, Inc. (d)            29,550
                                        14,083   Yankee Candle Co., Inc.                    446,431
                                                                                        -----------
                                                                                          3,961,642
                                                                                        -----------
Containers & Packaging: Metals &         1,600   Anchor Glass Container Corp.                 3,584
Glass - 0.6%                            11,200   Aptargroup, Inc.                           582,176
                                        52,169   Crown Holdings, Inc. (d)                   811,750
                                         3,975   Greif, Inc.                                276,978
                                         5,371   Mobile Mini, Inc. (d)                      217,042
                                         3,300   Silgan Holdings, Inc.                      214,434
                                                                                        -----------
                                                                                          2,105,964
                                                                                        -----------
Containers & Packaging: Paper &         19,100   Graphic Packaging Corp. (d)                 84,231
Plastic - 0.1%                           7,852   Myers Industries, Inc.                     110,792
                                                                                        -----------
                                                                                            195,023
                                                                                        -----------
Copper - 0.1%                           10,882   Mueller Industries, Inc.                   306,328
                                                                                        -----------
Cosmetics - 0.2%                         7,893   Elizabeth Arden, Inc. (d)                  187,380
                                         1,700   Inter Parfums, Inc.                         24,480
                                        17,426   Nu Skin Enterprises, Inc. Class A          392,259
                                        42,883   Revlon, Inc. Class A (d)                   123,503
                                                                                        -----------
                                                                                            727,622
                                                                                        -----------
Diversified Financial Services - 0.7%    2,100   Arbinet-Thexchange Inc. (d)                 40,005
                                        36,800   The BISYS Group, Inc. (d)                  577,024
                                         4,550   CB Richard Ellis Group, Inc. (d)           159,205
                                         8,100   Euronet Worldwide, Inc. (d)                231,255
                                        13,600   F.N.B. Corporation                         260,440
                                         1,900   GFI Group, Inc. (d)                         50,977
                                         3,000   Greenhill & Co., Inc.                      107,400
                                         3,400   Intersections, Inc. (d)                     49,470
                                        10,308   Jones Lang LaSalle, Inc. (d)               480,868
                                         6,900   Kearny Financial Corp. (d)                  76,728
                                         6,500   optionsXpress Holdings, Inc. (d)           105,235
                                         4,900   Rewards Network, Inc. (d)                   20,384
                                         9,500   USI Holdings Corp. (d)                     111,910
                                        12,800   Wright Express (d)                         218,880
                                                                                        -----------
                                                                                          2,489,781
                                                                                        -----------
Diversified Materials &                 14,160   Acuity Brands, Inc.                        382,320
Processing - 0.7%                        8,316   Armor Holdings, Inc. (d)                   308,440
                                         4,957   Barnes Group, Inc.                         134,682
                                        11,094   Brady Corp.                                358,891
                                         8,755   Clarcor, Inc.                              454,910
                                         6,962   Hexcel Corp. (d)                           107,981
                                        21,914   Olin Corp.                                 488,682
                                         8,445   Tredegar Corp.                             142,383
                                         5,620   Valhi, Inc.                                110,433
                                                                                        -----------
                                                                                          2,488,722
                                                                                        -----------
Diversified Production - 0.2%           18,252   Thomas & Betts Corp. (b)(d)                589,540
                                                                                        -----------
Drug & Grocery Store Chains - 0.5%         432   Arden Group, Inc. Class A                   30,663
                                        17,207   Casey's General Stores, Inc.               309,210
                                         8,231   Great Atlantic & Pacific Tea Co. (d)       122,642
                                         5,664   Ingles Markets, Inc. Class A                75,444
                                         9,383   Longs Drug Stores Corp.                    321,086
                                         4,577   Nash Finch Co.                             173,880
                                         9,342   Pathmark Stores, Inc. (d)                   58,948
                                        10,769   Ruddick Corp.                              249,302
                                         3,929   Smart & Final, Inc. (d)                     47,777
                                         3,500   Weis Markets, Inc.                         129,045
                                         8,829   Wild Oats Markets, Inc. (b)(d)              93,852
                                                                                        -----------
                                                                                          1,611,849

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                 SHARES
INDUSTRY*                         HELD    COMMON STOCKS                                   VALUE
------------------------------   ------   -------------------------------------------   ----------
Drugs & Pharmaceuticals - 2.3%    4,700   Able Laboratories, Inc. (d)                   $  110,262
                                 13,100   Adolor Corp. (d)                                 130,214
                                    800   Advancis Pharmaceutical Corp. (d)                  2,960
                                 27,400   Alkermes, Inc. (d)                               284,412
                                 11,025   Alpharma, Inc. Class A                           135,828
                                 12,500   Atherogenics Inc. (b)(d)                         163,625
                                  4,000   Bentley Pharmaceuticals, Inc. (d)                 29,440
                                  7,700   BioCryst Pharmaceuticals, Inc. (d)                35,497
                                 23,748   BioMarin Pharmaceuticals, Inc. (d)               122,302
                                  5,810   Bone Care International, Inc. (d)                150,711
                                  3,100   Bradley Pharmaceuticals, Inc. (d)                 29,636
                                 11,200   CV Therapeutics, Inc. (d)                        228,032
                                  1,300   Caraco Pharmaceutical Laboratories Ltd. (d)       10,634
                                  6,100   Chattem, Inc. (d)                                271,267
                                 10,902   Connetics Corp. (d)                              275,712
                                  2,500   Conor Medsystems, Inc. (d)                        40,725
                                    700   Corgentech, Inc. (d)                               1,624
                                  6,700   Cytogen Corp. (d)                                 38,793
                                 18,000   Dendreon Corp. (d)                                98,100
                                  3,800   Depomed, Inc. (b)(d)                              14,972
                                 10,100   Durect Corp. (b)(d)                               36,764
                                  4,600   Dusa Pharmaceuticals, Inc. (d)                    40,158
                                  7,695   Enzo Biochem, Inc. (d)                           110,962
                                  8,200   First Horizon Pharmaceutical Corp. (d)           138,416
                                    300   GTx, Inc. (d)                                      2,730
                                 12,400   Genaera Corp. (d)                                 28,892
                                 22,400   Genelabs Technologies (d)                         13,440
                                 15,436   Guilford Pharmaceuticals, Inc. (d)                35,503
                                  6,100   Hollis-Eden Pharmaceuticals (b)(d)                42,975
                                 13,127   Immunogen, Inc. (d)                               68,654
                                 16,400   Impax Laboratories, Inc. (d)                     262,400
                                 15,888   Indevus Pharmaceuticals, Inc. (d)                 44,169
                                 12,800   Inspire Pharmaceuticals, Inc. (d)                104,448
                                 17,189   Isis Pharmaceuticals, Inc. (d)                    66,521
                                    800   Ista Pharmaceuticals, Inc. (d)                     7,904
                                 10,900   KV Pharmaceutical Co. Class A (d)                252,880
                                  3,666   Kos Pharmaceuticals, Inc. (d)                    152,799
                                  1,900   Lannett Co., Inc. (d)                             11,970
                                 23,116   Ligand Pharmaceuticals, Inc. Class B (d)         132,455
                                 33,100   Medarex, Inc. (d)                                236,003
                                 14,827   Medicines Co. (d)                                335,980
                                  7,245   Neopharm, Inc. (d)                                56,294
                                  4,600   Neose Technologies, Inc. (d)                      11,868
                                    100   NitroMed, Inc. (d)                                 1,731
                                  8,331   Noven Pharmaceuticals, Inc. (d)                  141,294
                                 10,100   Onyx Pharmaceuticals, Inc. (d)                   316,635
                                 11,500   Pain Therapeutics, Inc. (d)                       58,420
                                 10,200   Par Pharmaceutical Cos., Inc. (d)                341,088
                                  6,900   Penwest Pharmaceuticals Co. (d)                   85,284
                                 19,615   Perrigo Co.                                      375,627
                                  4,700   Pharmacyclics, Inc. (d)                           37,741
                                  4,600   Pharmion Corp. (d)                               133,400
                                 10,200   Pozen, Inc. (d)                                   53,142
                                 17,317   Praecis Pharmaceuticals, Inc. (d)                 18,183
                                  8,900   Prestige Brands Holdings, Inc. (d)               157,085
                                  8,900   Priority Healthcare Corp. (d)                    192,507
                                 13,100   Quidel Corp. (d)                                  51,221
                                 11,619   Regeneron Pharmaceuticals, Inc. (d)               59,373
                                    400   Renovis, Inc. (d)                                  3,228

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                         SHARES
INDUSTRY*                                 HELD    COMMON STOCKS                                  VALUE
--------------------------------------   ------   ------------------------------------------   ----------
                                          3,850   SFBC International, Inc. (d)                 $  135,674
                                         12,500   Salix Pharmaceuticals Ltd. (d)                  206,125
                                          1,000   Santarus, Inc. (d)                                4,860
                                         14,400   Sciclone Pharmaceuticals, Inc. (d)               40,896
                                         14,682   SuperGen, Inc. (b)(d)                            71,355
                                          5,546   United Therapeutics Corp. (d)                   253,424
                                         29,100   Valeant Pharmaceuticals International           655,332
                                         26,900   Vertex Pharmaceuticals, Inc. (d)                251,784
                                         16,400   Zila, Inc. (d)                                   66,256
                                                                                               ----------
                                                                                                8,080,596
                                                                                               ----------
Education Services - 0.3%                 8,804   Bright Horizons Family Solutions, Inc. (d)      297,047
                                          4,730   Learning Tree International, Inc. (d)            68,159
                                          2,700   Princeton Review, Inc. (d)                       14,877
                                          2,349   Renaissance Learning, Inc.                       40,215
                                          4,620   Strayer Education, Inc.                         523,538
                                          4,300   Universal Technical Institute, Inc. (d)         158,240
                                                                                               ----------
                                                                                                1,102,076
                                                                                               ----------
Electrical & Electronics - 0.3%          12,786   Benchmark Electronics, Inc. (d)                 406,978
                                            700   Cherokee International Corp. (d)                  4,893
                                          1,400   LeCroy Corp. (d)                                 23,982
                                          3,600   OSI Systems, Inc. (d)                            63,036
                                         13,198   Plexus Corp. (d)                                151,909
                                          8,532   Power Integrations, Inc. (d)                    178,233
                                         11,900   TTM Technologies, Inc. (d)                      124,474
                                          5,607   Universal Display Corp. (d)                      39,193
                                                                                               ----------
                                                                                                  992,698
                                                                                               ----------
Electrical Equipment &                    5,281   AO Smith Corp.                                  152,462
Components - 0.8%                         6,700   American Superconductor Corp. (d)                66,866
                                         10,071   Baldor Electric Co.                             259,933
                                         11,208   CTS Corp.                                       145,704
                                          8,418   Cohu, Inc.                                      134,267
                                          6,400   DDi Corp. (b)(d)                                 17,920
                                          4,360   Franklin Electric Co., Inc.                     164,503
                                         13,590   General Cable Corp. (d)                         164,031
                                          4,308   Genlyte Group, Inc. (d)                         387,591
                                          7,760   Littelfuse, Inc. (d)                            222,324
                                         10,500   MKS Instruments, Inc. (d)                       166,740
                                          2,031   Powell Industries, Inc. (d)                      37,614
                                         19,500   Power-One, Inc. (d)                              94,770
                                          6,500   Sonic Solutions, Inc. (b)(d)                     97,825
                                          4,600   Spatialight, Inc. (b)(d)                         22,954
                                         15,900   Taser International, Inc. (b)(d)                190,800
                                         12,361   Technitrol, Inc.                                184,426
                                          4,279   Triumph Group, Inc. (d)                         166,624
                                                                                               ----------
                                                                                                2,677,354
                                                                                               ----------
Electrical: Household Appliance - 0.0%    6,496   Applica, Inc. (d)                                32,869
                                          1,450   National Presto Industries, Inc.                 58,435
                                                                                               ----------
                                                                                                   91,304
                                                                                               ----------
Electronics - 0.4%                       21,912   Aeroflex, Inc. (d)                              204,438
                                         10,563   Agilysys, Inc.                                  207,668
                                          4,332   BEI Technologies, Inc.                          103,838
                                          5,300   California Micro Devices CP (d)                  26,765
                                          3,400   Cyberoptics Corp. (d)                            42,432
                                          4,399   Daktronics, Inc. (d)                             95,238
                                          3,400   EMS Technologies, Inc. (d)                       46,240
                                          7,372   II-VI, Inc. (d)                                 128,568
                                         22,500   Kopin Corp. (d)                                  69,075
                                          4,900   LaserCard Corp. (b)(d)                           24,402
                                         35,566   MRV Communications, Inc. (b)(d)                 114,878
                                         11,380   Methode Electronics, Inc.                       137,812

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                      SHARES
INDUSTRY*                              HELD    COMMON STOCKS                                 VALUE
-----------------------------------   ------   ----------------------------------------   -----------
                                       6,649   Park Electrochemical Corp.                 $   134,709
                                       2,067   Supertex, Inc. (d)                              37,847
                                                                                          -----------
                                                                                            1,373,910
                                                                                          -----------
Electronics: Instruments Gauges &      4,000   Faro Technologies, Inc. (d)                     94,160
Meters - 0.2%                          7,782   Itron, Inc. (d)                                230,658
                                       3,801   Keithley Instruments, Inc.                      61,310
                                       2,500   Measurement Specialties, Inc. (d)               57,500
                                       3,700   Metrologic Instruments, Inc. (d)                83,176
                                       5,495   Zygo Corp. (d)                                  71,215
                                                                                          -----------
                                                                                              598,019
                                                                                          -----------
Electronics: Medical Systems - 0.8%    4,472   Analogic Corp.                                 193,414
                                       4,800   Aspect Medical Systems, Inc. (d)               103,632
                                       5,687   Bruker BioSciences Corp. (d)                    20,018
                                      10,300   CTI Molecular Imaging, Inc. (d)                208,781
                                       6,400   Candela Corp. (d)                               57,088
                                      11,232   Cardiodynamics International Corp. (d)          32,797
                                       4,170   Datascope Corp.                                127,519
                                       1,000   E-Z-EM, Inc.                                    11,920
                                       7,600   EPIX Pharmaceuticals, Inc. (d)                  53,200
                                      15,350   eResearch Technology, Inc. (d)                 180,823
                                       6,072   Haemonetics Corp. (d)                          255,996
                                       6,600   Hologic, Inc. (d)                              210,375
                                       6,900   Illumina, Inc. (d)                              55,752
                                      11,081   Intuitive Surgical, Inc. (d)                   503,853
                                       7,051   Luminex Corp. (d)                               53,094
                                       8,500   Microvision, Inc. (b)(d)                        49,555
                                       6,188   Possis Medical, Inc. (d)                        51,794
                                       2,400   Quality Systems, Inc.                          101,616
                                       7,132   TriPath Imaging, Inc. (b)(d)                    50,209
                                      15,086   Visx, Inc. (d)                                 353,616
                                       8,000   Wilson Greatbatch Technologies, Inc. (d)       145,920
                                       2,961   Zoll Medical Corp. (d)                          66,711
                                                                                          -----------
                                                                                            2,887,683
                                                                                          -----------
Electronics: Semiconductors/           9,500   AMIS Holdings, Inc. (d)                        107,255
Components - 1.7%                      9,716   Actel Corp. (d)                                149,432
                                       9,541   Alliance Semiconductor Corp. (d)                23,757
                                      25,200   Cirrus Logic, Inc. (d)                         113,904
                                      10,283   DSP Group, Inc. (d)                            264,890
                                       2,350   Diodes, Inc. (d)                                63,756
                                      10,429   ESS Technology (d)                              54,961
                                      14,827   Exar Corp. (d)                                 198,682
                                       3,173   Excel Technology, Inc. (d)                      77,992
                                       8,000   Formfactor, Inc. (d)                           181,120
                                      11,400   Genesis Microchip, Inc. (d)                    164,730
                                       5,693   IXYS Corp. (d)                                  65,128
                                      31,900   Integrated Device Technology, Inc. (d)         383,757
                                      11,138   Integrated Silicon Solutions, Inc. (d)          74,625
                                      36,900   Lattice Semiconductor Corp. (d)                198,153
                                      10,500   MIPS Technologies, Inc. (d)                    120,750
                                       7,600   Merix Corp. (d)                                 85,196
                                      23,700   Micrel, Inc. (d)                               218,514
                                      19,490   Microsemi Corp. (d)                            317,492
                                      15,700   Microtune, Inc. (d)                             67,667
                                      33,000   Mindspeed Technologies, Inc. (b)(d)             73,590
                                       5,800   Monolithic System Technology, Inc. (d)          33,930
                                      40,100   ON Semiconductor Corp. (d)                     158,395
                                      17,300   Omnivision Technologies, Inc. (b)(d)           262,095
                                       7,300   PLX Technology, Inc. (d)                        76,650
                                       6,993   Pericom Semiconductor Corp. (d)                 59,930

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                  SHARES
INDUSTRY*                          HELD                   COMMON STOCKS                     VALUE
---------                        -------   -------------------------------------------   -----------
                                  12,564   Pixelworks, Inc. (d)                          $   102,397
                                   2,802   Planar Systems, Inc. (d)                           25,274
                                  60,500   RF Micro Devices, Inc. (d)                        315,810
                                   6,388   SBS Technologies, Inc. (d)                         71,226
                                   7,300   Sigmatel, Inc. (d)                                273,239
                                  23,776   Silicon Image, Inc. (d)                           239,187
                                  26,058   Silicon Storage Technology, Inc. (d)               96,936
                                   1,800   Siliconix, Inc. (d)                                63,504
                                   6,561   Sipex Corp. (d)                                    15,222
                                   2,300   Sirf Technology Holdings, Inc. (d)                 25,668
                                  46,533   Skyworks Solutions, Inc. (d)                      295,485
                                   6,800   Tessera Technologies, Inc. (d)                    293,964
                                  47,000   Transmeta Corp. (d)                                43,710
                                   6,500   Tripath Technology, Inc. (d)                        5,785
                                  41,536   Triquint Semiconductor, Inc. (d)                  140,392
                                  71,900   Vitesse Semiconductor Corp. (d)                   192,692
                                                                                         -----------
                                                                                           5,796,842
                                                                                         -----------
Electronics: Technology - 0.9%    13,223   Checkpoint Systems, Inc. (d)                      223,204
                                  10,280   Coherent, Inc. (d)                                347,053
                                   4,752   Cubic Corp.                                        90,003
                                   7,374   DRS Technologies, Inc. (d)                        313,395
                                   5,726   EDO Corp.                                         172,066
                                   4,850   Herley Industries, Inc. (d)                        82,984
                                  30,430   Identix, Inc. (d)                                 153,672
                                   2,800   Innovative Solutions & Support, Inc. (d)           88,900
                                   9,584   Intermagnetics General Corp. (d)                  233,275
                                  25,600   Kemet Corp. (d)                                   198,400
                                   2,400   Maxwell Technologies, Inc. (d)                     22,008
                                   3,700   Scansource, Inc. (d)                              191,771
                                   1,500   Sypris Solutions, Inc.                             16,080
                                  26,300   Titan Corp. (d)                                   477,608
                                  16,906   Trimble Navigation Ltd. (d)                       571,592
                                                                                         -----------
                                                                                           3,182,011
                                                                                         -----------
Energy Equipment - 0.1%           19,500   Capstone Turbine Corp. (d)                         30,225
                                   8,900   Global Power Equipment Group, Inc. (d)             85,262
                                  18,626   Plug Power, Inc. (b)(d)                           122,932
                                                                                         -----------
                                                                                             238,419
                                                                                         -----------
Energy Miscellaneous - 0.8%      137,100   Calpine Corp. (b)(d)                              383,880
                                  13,126   FuelCell Energy, Inc. (b)(d)                      130,997
                                   6,400   Holly Corp.                                       238,528
                                  11,900   KFX, Inc. (b)(d)                                  159,460
                                   7,400   Matrix Service Co. (b)(d)                          32,190
                                   5,058   Penn Virginia Corp.                               232,162
                                  12,100   Syntroleum Corp. (d)                              148,104
                                  20,965   Tesoro Corp. (d)                                  776,124
                                   7,291   Tetra Technologies, Inc. (d)                      207,356
                                  11,797   Veritas DGC, Inc. (d)                             353,438
                                                                                         -----------
                                                                                           2,662,239
                                                                                         -----------
Engineering & Contracting         14,402   Dycom Industries, Inc. (d)                        331,102
Services - 0.3%                      600   Infrasource Services, Inc. (d)                      7,200
                                   8,897   Integrated Electrical Services, Inc. (b)(d)        24,556
                                   2,200   Layne Christensen Co. (d)                          37,994
                                  25,600   Quanta Services, Inc. (d)                         195,328
                                   9,277   URS Corp. (d)                                     266,714
                                                                                         -----------
                                                                                             862,894
                                                                                         -----------
Entertainment - 0.3%               1,700   Carmike Cinemas, Inc.                              63,376
                                   4,740   Dover Motorsports, Inc.                            23,937
                                   8,855   Gaylord Entertainment Co. (d)                     357,742
                                  16,607   Hollywood Entertainment Corp. (d)                 218,714
                                   3,372   Lodgenet Entertainment Corp. (d)                   63,528

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                        SHARES
INDUSTRY*                                HELD                     COMMON STOCKS                       VALUE
---------                               -----    -----------------------------------------------   ----------
                                         9,615   Movie Gallery, Inc.                               $  275,758
                                         4,155   Speedway Motorsports, Inc.                           148,334
                                                                                                   ----------
                                                                                                    1,151,389
                                                                                                   ----------
Fertilizers - 0.2%                      38,300   The Mosaic Co. (d)                                   653,398
                                         9,700   Terra Industries, Inc. (b)(d)                         75,272
                                                                                                   ----------
                                                                                                      728,670
                                                                                                   ----------
Finance Companies - 0.1%                 5,700   Accredited Home Lenders Holding Co. (d)              206,511
                                         1,600   Asta Funding, Inc.                                    33,872
                                         3,200   Circle Group Holdings, Inc. (d)                        2,304
                                         2,375   Ladenburg Thalmann Financial Services, Inc. (d)        1,615
                                         2,650   MortgageIT Holdings, Inc.                             42,268
                                         1,400   United PanAm Financial Corp. (d)                      28,546
                                         6,300   World Acceptance Corp. (d)                           160,776
                                                                                                   ----------
                                                                                                      475,892
                                                                                                   ----------
Finance: Small Loan - 0.1%              21,100   Advance America Cash Advance                         326,628
                                         1,750   Collegiate Funding Services LLC (d)                   27,265
                                         2,700   Encore Capital Group, Inc. (d)                        39,285
                                         1,200   Nelnet, Inc. Class A (d)                              38,196
                                                                                                   ----------
                                                                                                      431,374
                                                                                                   ----------
Financial Data Processing Services &     8,600   Advent Software, Inc. (d)                            156,348
Systems - 0.7%                             495   CCC Information Services Group (d)                    11,311
                                         4,900   Carreker Corp. (d)                                    27,489
                                         5,689   CompuCredit Corp. (d)                                151,441
                                        12,600   Corillian Corp. (d)                                   43,848
                                        11,100   Cybersource Corp. (d)                                 57,165
                                        11,330   Digital Insight Corp. (d)                            185,812
                                        15,888   eFunds Corp. (d)                                     354,620
                                         9,523   eSpeed, Inc. Class A (d)                              87,612
                                        15,900   Hypercom Corp. (d)                                    75,207
                                         3,800   iPayment, Inc. (d)                                   160,360
                                         9,582   John H Harland Co.                                   329,238
                                        10,449   Kronos, Inc. (d)                                     534,048
                                        12,164   NDCHealth Corp.                                      194,381
                                        15,313   PRG-Schultz International, Inc. (d)                   76,718
                                        15,440   Portal Software, Inc. (d)                             37,365
                                           300   TNS, Inc. (d)                                          5,385
                                         5,700   TradeStation Group, Inc. (d)                          34,428
                                                                                                   ----------
                                                                                                    2,522,776
                                                                                                   ----------
Financial Information Services - 0.2%    9,950   Factset Research Systems, Inc.                       328,450
                                        35,100   Homestore, Inc. (d)                                   77,922
                                        10,300   Interactive Data Corp. (d)                           213,725
                                        24,022   S1 Corp. (d)                                         166,713
                                           400   Value Line, Inc.                                      15,600
                                                                                                   ----------
                                                                                                      802,410
                                                                                                   ----------
Financial Miscellaneous - 0.7%           3,900   ACE Cash Express, Inc. (d)                            88,725
                                         7,300   Advanta Corp. Class B                                167,900
                                           900   Asset Acceptance Capital Corp. (d)                    17,172
                                         9,419   Cash America International, Inc.                     206,559
                                           300   Enstar Group, Inc. (d)                                18,000
                                         2,500   Federal Agricultural Mortgage Corp. Class B           43,725
                                         5,567   Financial Federal Corp.                              196,905
                                         4,900   First Cash Financial Services, Inc. (d)              103,733
                                         5,400   Harris & Harris Group, Inc. (d)                       65,016
                                         5,499   LandAmerica Financial Group, Inc.                    275,115
                                         9,600   Metris Cos., Inc. (d)                                111,264
                                         3,800   Portfolio Recovery Associates, Inc. (d)              129,314
                                         3,900   Sanders Morris Harris Group, Inc.                     70,512
                                        13,936   Sotheby's Holdings Class A (d)                       236,355
                                         4,692   Sterling Bancorp                                     113,875
                                         5,322   Stewart Information Services Corp.                   199,681

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                        SHARES
INDUSTRY*                                HELD                      COMMON STOCKS                       VALUE
---------                               ------   ------------------------------------------------   -----------
                                           933   Stifel Financial Corp. (d)                         $    20,339
                                         2,676   Triad Guaranty, Inc. (d)                               140,784
                                         2,291   WSFS Financial Corp.                                   120,415
                                                                                                    -----------
                                                                                                      2,325,389
                                                                                                    -----------
Foods - 0.8%                             3,634   American Italian Pasta Co. Class A                      99,571
                                         2,800   Cal-Maine Foods, Inc. (b)                               22,008
                                        11,200   Chiquita Brands International, Inc.                    299,936
                                        11,056   Flowers Foods, Inc.                                    311,890
                                         7,957   Hain Celestial Group, Inc. (d)                         148,318
                                         2,300   J&J Snack Foods Corp.                                  107,709
                                         1,000   John B. Sanfilippo & Son, Inc. (d)                      24,580
                                        10,100   Lance, Inc.                                            162,307
                                         3,100   M&F Worldwide Corp. (d)                                 41,354
                                           963   Maui Land & Pineapple Co., Inc. (d)                     41,313
                                         5,300   Natures Sunshine Prods, Inc.                            91,001
                                         3,700   Nutraceutical International Corp. (d)                   58,682
                                        13,300   Performance Food Group Co. (d)                         368,144
                                           500   Provide Commerce, Inc. (d)                              14,440
                                        10,095   Ralcorp Holdings, Inc.                                 477,998
                                         2,450   Sanderson Farms, Inc.                                  105,865
                                            12   Seaboard Corp.                                          12,876
                                        15,057   Sensient Technologies Corp.                            324,629
                                                                                                    -----------
                                                                                                      2,712,621
                                                                                                    -----------
Forest Products - 0.3%                   3,209   Deltic Timber Corp.                                    125,472
                                        16,521   Longview Fibre Co.                                     309,934
                                         4,844   Pope & Talbot, Inc.                                     85,158
                                         9,197   Potlatch Corp.                                         432,903
                                         5,734   Universal Forest Products, Inc.                        222,766
                                                                                                    -----------
                                                                                                      1,176,233
                                                                                                    -----------
Forms & Bulk Printing Services - 0.0%    4,500   Ennis, Inc.                                             76,140
                                         4,145   The Standard Register Co.                               51,605
                                                                                                    -----------
                                                                                                        127,745
                                                                                                    -----------
Funeral Parlors & Cemeteries - 0.1%     13,300   Alderwoods Group, Inc. (d)                             165,452
                                        32,824   Stewart Enterprises, Inc. Class A                      201,868
                                                                                                    -----------
                                                                                                        367,320
                                                                                                    -----------
Glass - 0.0%                            10,900   Apogee Enterprises, Inc.                               155,652
                                                                                                    -----------
Gold - 0.1%                             74,100   Coeur d'Alene Mines Corp. (d)                          271,947
                                         5,100   Royal Gold, Inc.                                        93,483
                                                                                                    -----------
                                                                                                        365,430
                                                                                                    -----------
Health Care Facilities - 0.9%           10,000   American Healthways, Inc. (d)                          330,200
                                        35,326   Beverly Enterprises, Inc. (d)                          437,336
                                         5,700   Genesis HealthCare Corp. (d)                           244,473
                                         7,900   Kindred Healthcare, Inc. (d)                           277,290
                                         5,850   LCA-Vision, Inc.                                       194,805
                                        11,000   LifePoint Hospitals, Inc. (d)                          482,240
                                         1,000   Medcath Corp. (d)                                       29,300
                                         2,100   National Healthcare Corp.                               71,841
                                         4,200   Psychiatric Solutions, Inc. (d)                        193,200
                                         4,000   Res-Care, Inc. (d)                                      50,040
                                         1,824   Specialty Laboratories, Inc. (d)                        17,419
                                         5,037   Sunrise Senior Living, Inc. (d)                        244,798
                                         9,800   United Surgical Partners International, Inc. (d)       448,546
                                                                                                    -----------
                                                                                                      3,021,488
                                                                                                    -----------
Health Care Management                  14,600   AMERIGROUP Corp. (d)                                   533,776
Services - 1.0%                          9,041   Allscripts Healthcare Solutions, Inc. (d)              129,286
                                        10,800   Amsurg Corp. (d)                                       273,240
                                        14,000   Centene Corp. (d)                                      419,860
                                         8,200   Cerner Corp. (b)(d)                                    430,582
                                         2,000   Computer Programs & Systems, Inc.                       56,160
                                         2,957   Corvel Corp. (d)                                        63,043

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                  SHARES
INDUSTRY*                          HELD                COMMON STOCKS                 VALUE
---------                         ------   ------------------------------------   ----------
                                  11,331   Eclipsys Corp. (d)                     $  175,404
                                  17,097   Hooper Holmes, Inc.                        65,311
                                   2,800   Molina Healthcare, Inc. (d)               129,052
                                  16,900   OCA, Inc. (d)                              71,825
                                   5,900   Omnicell, Inc. (d)                         42,539
                                   7,000   Pediatrix Medical Group, Inc. (d)         480,130
                                   8,998   Per-Se Technologies, Inc. (d)             138,119
                                   7,126   Sierra Health Services (d)                454,924
                                   1,900   WellCare Health Plans, Inc. (d)            57,874
                                                                                  ----------
                                                                                   3,521,125
                                                                                  ----------
Health Care Services - 0.6%        2,500   Alliance Imaging, Inc. (d)                 23,875
                                   3,400   Amedisys, Inc. (d)                        102,850
                                  15,500   Apria Healthcare Group, Inc. (d)          497,550
                                   3,900   Bio-Reference Labs, Inc. (d)               54,288
                                       2   Dynacq Healthcare, Inc. (d)                    10
                                   5,912   Gentiva Health Services, Inc. (d)          95,656
                                   4,750   Healthcare Services Group                 115,188
                                   6,027   IDX Systems Corp. (d)                     209,318
                                   5,500   LabOne, Inc. (d)                          189,640
                                   6,000   Matria Healthcare, Inc. (d)               184,260
                                  10,100   Odyssey HealthCare, Inc. (d)              118,776
                                  16,036   Province Healthcare Co. (d)               386,307
                                   1,300   Symbion, Inc. (d)                          27,781
                                   2,500   Symmetry Medical, Inc. (d)                 47,550
                                   3,900   VistaCare, Inc. Class A (d)                79,833
                                                                                  ----------
                                                                                   2,132,882
                                                                                  ----------
Homebuilding - 0.4%               12,051   Beazer Homes USA, Inc.                    600,863
                                   1,300   Dominion Homes, Inc. (d)                   22,009
                                   4,860   Levitt Corp. Class A                      124,610
                                   4,200   M/I Homes, Inc.                           205,506
                                   6,500   Meritage Homes Corp. (d)                  382,980
                                     700   Orleans Homebuilders, Inc.                 12,873
                                   2,850   Technical Olympic USA, Inc.                86,070
                                   1,400   William Lyon Homes, Inc. (d)              107,380

                                                                                  ----------
                                                                                   1,542,291
                                                                                  ----------
Hotel/Motel - 0.1%                 6,600   Great Wolf Resorts, Inc. (d)              164,670
                                   5,979   Marcus Corp.                              122,570
                                                                                  ----------
                                                                                     287,240
                                                                                  ----------
Household Furnishings - 0.5%       3,300   American Woodmark Corp.                   119,724
                                   3,200   Bassett Furniture Industries, Inc.         63,040
                                  11,400   The Bombay Co, Inc. (d)                    60,420
                                   2,800   Department 56 (d)                          48,888
                                   9,800   Ethan Allen Interiors, Inc.               313,600
                                  15,300   Furniture Brands International, Inc.      333,693
                                   5,036   Haverty Furniture Cos., Inc.               76,799
                                     600   Hooker Furniture Corp.                     11,334
                                   5,200   Kirkland's, Inc. (d)                       57,512
                                  16,400   La-Z-Boy, Inc.                            228,452
                                   4,488   Libbey, Inc.                               94,248
                                   3,700   Lifetime Hoan Corp.                        57,313
                                  11,500   Select Comfort Corp. (d)                  235,060
                                   2,600   Stanley Furniture Co., Inc.               122,928
                                   4,000   Tempur-Pedic International, Inc. (d)       74,640
                                                                                  ----------
                                                                                   1,897,651
                                                                                  ----------
Identification Control & Filter    6,812   Advanced Energy Industries, Inc. (d)       65,872
Devices - 1.0%                    12,967   Artesyn Technologies, Inc. (d)            112,943
                                  17,141   Asyst Technologies Inc. (d)                82,105
                                   6,894   C&D Technologies, Inc.                     69,285
                                   5,931   CUNO, Inc. (d)                            304,794
                                   4,066   ESCO Technologies, Inc. (d)               326,703

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                      SHARES
INDUSTRY*                              HELD                     COMMON STOCKS                      VALUE
---------                             ------   -----------------------------------------------   ----------
                                       6,800   Flanders Corp. (d)                                $   76,704
                                      16,600   Flowserve Corp. (d)                                  429,442
                                       1,875   The Gorman-Rupp Co.                                   40,238
                                      15,821   IDEX Corp.                                           638,377
                                       7,500   Magnetek, Inc. (d)                                    39,975
                                       6,326   Mine Safety Appliances Co.                           245,069
                                      11,382   Paxar Corp. (d)                                      242,892
                                       8,300   RAE Systems, Inc. (d)                                 25,481
                                       3,312   Robbins & Myers, Inc.                                 72,897
                                       8,727   Veeco Instruments, Inc. (d)                          131,341
                                       5,796   Vicor Corp.                                           60,510
                                       9,200   Viisage Technology, Inc. (d)                          31,004
                                       7,736   Watts Water Technologies, Inc. Class A               252,271
                                       6,317   X-Rite, Inc.                                          95,008
                                                                                                 ----------
                                                                                                  3,342,911
                                                                                                 ----------
Insurance: Life - 0.5%                11,500   AmerUs Group Co.                                     543,375
                                       3,300   American Equity Investment Life Holding Co.           42,207
                                       6,700   Ceres Group, Inc. (d)                                 36,381
                                       8,008   Citizens, Inc. (d)                                    46,046
                                       8,570   Delphi Financial Group Class A                       368,510
                                       2,680   Great American Financial Resources, Inc.              45,399
                                       1,142   Kansas City Life Insurance Company                    55,296
                                         662   National Western Life Insurance Co. Class A (d)      113,162
                                      29,000   The Phoenix Cos., Inc.                               370,620
                                       6,493   Presidential Life Corp.                              105,706
                                       8,800   Universal American Financial Corp. (d)               152,240
                                                                                                 ----------
                                                                                                  1,878,942
                                                                                                 ----------
Insurance: Multiline - 0.5%           10,040   Alfa Corp.                                           145,078
                                       3,186   CNA Surety Corp. (d)                                  43,330
                                       6,509   Crawford & Co. Class B                                46,539
                                         100   EMC Insurance Group, Inc.                              1,906
                                       3,425   FBL Financial Group, Inc. Class A                     95,900
                                       6,400   HealthExtras, Inc. (d)                               106,560
                                       8,606   Hilb Rogal & Hobbs Co.                               308,095
                                      15,268   Horace Mann Educators Corp.                          270,854
                                       1,440   Independence Holding Co.                              25,963
                                       2,397   Pico Holdings, Inc. (d)                               62,106
                                      12,639   UICI                                                 306,496
                                       4,137   Zenith National Insurance Corp.                      214,545
                                                                                                 ----------
                                                                                                  1,627,372
                                                                                                 ----------
Insurance: Property-Casualty - 1.3%    7,300   21st Century Insurance Group                         101,835
                                       1,550   Affirmative Insurance Holdings, Inc.                  22,862
                                       3,571   American Physicians Capital, Inc. (d)                122,378
                                       9,066   Argonaut Group, Inc. (d)                             192,380
                                       2,432   Baldwin & Lyons, Inc. Class B                         63,086
                                       3,300   Bristol West Holdings, Inc.                           51,150
                                       7,545   Commerce Group, Inc.                                 467,639
                                      12,700   Danielson Holdings Corp. (d)                         219,075
                                       5,500   Direct General Corp.                                 112,970
                                       2,533   Donegal Group, Inc. Class A                           46,031
                                       2,700   FPIC Insurance Group, Inc. (d)                        86,805
                                       5,662   Harleysville Group, Inc.                             112,447
                                       6,300   Infinity Property & Casualty Corp.                   196,938
                                       1,858   The Midland Company                                   58,546
                                       1,000   NYMAGIC, Inc.                                         23,700
                                       2,600   Navigators Group, Inc. (d)                            86,177
                                      19,115   Ohio Casualty Corp. (d)                              439,263
                                       8,406   PMA Capital Corp. Class A (d)                         67,248
                                       5,956   Philadelphia Consolidated Holding Co. (d)            461,769
                                       8,423   ProAssurance Corp. (d)                               332,709

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                         SHARES
INDUSTRY*                                 HELD                COMMON STOCKS                   VALUE
---------                                ------   --------------------------------------   ----------
                                          6,454   RLI Corp.                                $  267,518
                                          1,500   Safety Insurance Group, Inc.                 46,440
                                          9,554   Selective Insurance Group                   441,681
                                          3,312   State Auto Financial Corp.                   88,165
                                          2,481   United America Indemnity, Ltd. (d)           46,742
                                          5,600   United Fire & Casualty Co.                  189,448
                                          8,800   Vesta Insurance Group, Inc.                  31,240
                                                                                           ----------
                                                                                            4,376,242
                                                                                           ----------
Investment Management                     7,550   Affiliated Managers Group (d)               468,326
Companies - 0.5%                         20,700   Apollo Investment Corp.                     347,346
                                          6,000   Calamos Asset Management, Inc. Class A      161,520
                                            500   Capital Southwest Corp.                      39,550
                                          1,500   Cohen & Steers, Inc.                         24,750
                                          1,696   Gabelli Asset Management, Inc. Class A       75,726
                                         12,800   MCG Capital Corp.                           196,928
                                         11,600   National Financial Partners Corp.           461,680
                                                                                           ----------
                                                                                            1,775,826
                                                                                           ----------
Jewelry Watches & Gemstones - 0.0%        4,600   Movado Group, Inc.                           85,100
                                                                                           ----------
Leisure Time - 0.7%                       5,700   Action Performance Cos., Inc.                75,411
                                         22,600   Callaway Golf Co.                           289,280
                                          1,400   Escalade, Inc.                               19,082
                                         11,000   K2, Inc. (d)                                151,250
                                          2,200   Life Time Fitness, Inc. (d)                  59,356
                                         21,356   Penn National Gaming, Inc. (d)              627,439
                                         17,913   SCP Pool Corp.                              570,708
                                         24,800   Six Flags, Inc. (d)                         102,176
                                          2,100   Steinway Musical Instruments (d)             62,916
                                          6,678   Sturm Ruger & Co., Inc.                      46,279
                                          5,956   Vail Resorts, Inc. (d)                      150,389
                                          5,200   West Marine, Inc. (d)                       110,552
                                                                                           ----------
                                                                                            2,264,838
                                                                                           ----------
Machine Tools - 0.1%                     10,992   Lincoln Electric Holdings, Inc.             330,639
                                                                                           ----------
Machinery & Engineering - 0.1%            7,960   Applied Industrial Technologies, Inc.       216,512
                                                                                           ----------
Machinery: Agricultural - 0.0%            3,813   Lindsay Manufacturing Co.                    72,752
                                                                                           ----------
Machinery: Construction &                 2,600   ASV, Inc. (d)                               103,077
Handling - 0.5%                           4,517   Astec Industries, Inc. (d)                   99,600
                                          9,211   Manitowoc Co.                               372,032
                                          1,387   NACCO Industries, Inc. Class A              141,391
                                         10,524   Stewart & Stevenson Services                240,894
                                         15,043   Terex Corp. (d)                             651,362
                                                                                           ----------
                                                                                            1,608,356
                                                                                           ----------
Machinery: Industrial/Specialty - 1.0%    8,200   Actuant Corp. Class A (d)                   368,344
                                          6,700   EnPro Industries, Inc. (d)                  184,250
                                         12,500   FSI International, Inc. (d)                  52,875
                                          7,057   Gardner Denver, Inc. (d)                    278,822
                                         24,600   Joy Global, Inc.                            862,476
                                          3,270   Kadant, Inc. (d)                             60,659
                                         11,303   Kennametal, Inc.                            536,779
                                          2,000   Middleby Corp.                               98,800
                                         16,334   Milacron, Inc. (d)                           49,819
                                          9,310   Nordson Corp.                               342,794
                                          6,028   Tecumseh Products Co. Class A               238,769
                                          2,637   Tennant Co.                                 102,026
                                          3,799   Thomas Industries, Inc.                     150,592
                                          2,993   Woodward Governor Co.                       214,598
                                                                                           ----------
                                                                                            3,541,603
                                                                                           ----------
Machinery: Oil Well Equipment &           4,168   CARBO Ceramics, Inc.                        292,385
Services - 1.5%                          12,737   Cal Dive International, Inc. (d)            576,986
                                          1,688   Dril-Quip, Inc. (d)                          51,889
                                         29,800   Global Industries Ltd. (d)                  280,120

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                              SHARES
INDUSTRY*                      HELD                 COMMON STOCKS                     VALUE
---------                     ------   -----------------------------------------   -----------
                               4,117   Gulf Island Fabrication, Inc.               $    96,585
                              23,200   Hanover Compressor Co. (d)                      280,024
                              14,700   Helmerich & Payne, Inc.                         583,443
                               1,900   Hornbeck Offshore Services, Inc. (d)             47,614
                               4,949   Hydril (d)                                      289,071
                              19,846   Input/Output, Inc. (d)                          128,007
                              41,500   Key Energy Services, Inc. (d)                   476,005
                               2,200   Lufkin Industries, Inc.                         106,238
                              27,020   Newpark Resources (d)                           159,148
                               8,404   Oceaneering International, Inc. (d)             315,150
                               7,400   Oil States International, Inc. (d)              152,070
                              30,281   Parker Drilling Co. (d)                         174,116
                               4,800   RPC, Inc.                                        72,912
                               5,808   SEACOR Holdings, Inc. (d)                       370,260
                              14,705   Superior Energy Services (d)                    252,926
                               4,326   Universal Compression Holdings, Inc. (d)        163,826
                               9,457   W-H Energy Services, Inc. (d)                   226,306
                                                                                   -----------
                                                                                     5,095,081
                                                                                   -----------
Machinery: Specialty - 0.4%    5,100   Applied Films Corp. (d)                         117,912
                               2,100   Bucyrus International, Inc.                      82,026
                               4,100   Cascade Corp.                                   143,500
                               6,925   Engineered Support Systems, Inc.                370,626
                               9,861   Helix Technology Corp.                          152,550
                              16,798   JLG Industries, Inc.                            361,997
                               4,941   Semitool, Inc. (d)                               50,398
                                                                                   -----------
                                                                                     1,279,009
                                                                                   -----------
Manufactured Housing - 0.1%   22,627   Champion Enterprises, Inc. (d)                  212,694
                               4,205   Palm Harbor Homes, Inc. (b)(d)                   68,373
                               1,501   Skyline Corp.                                    57,773
                                                                                   -----------
                                                                                       338,840
                                                                                   -----------
Manufacturing - 0.2%          16,859   Federal Signal Corp.                            255,751
                              10,564   Rayovac Corp. (d)                               439,462
                               3,931   Standex International Corp.                     107,316
                                                                                   -----------
                                                                                       802,529
                                                                                   -----------
Medical & Dental Instruments & 4,700   Abaxis, Inc. (d)                                 41,595
Supplies - 2.9%                3,600   Abiomed, Inc. (d)                                38,088
                              10,300   Advanced Medical Optics, Inc. (b)(d)            372,963
                               5,550   Advanced Neuromodulation Systems, Inc. (d)      148,795
                              16,200   Align Technology, Inc. (d)                      101,088
                              17,800   American Medical Systems Holdings, Inc. (d)     305,804
                               2,900   Animas Corp. (b)(d)                              58,609
                               5,808   Arrow International, Inc.                       199,505
                               5,200   Bio-Rad Laboratories, Inc. Class A (d)          253,292
                               8,600   Biolase Technology, Inc. (b)                     73,100
                               4,049   Biosite, Inc. (b)(d)                            210,669
                              22,600   Cardiac Science, Inc. (b)(d)                     25,990
                              13,300   Cepheid, Inc. (d)                               128,611
                               2,313   Closure Medical Corp. (d)                        61,757
                               7,400   Conceptus, Inc. (d)                              57,720
                               9,228   Conmed Corp. (d)                                277,947
                               4,469   Cyberonics, Inc. (d)                            197,396
                               4,900   DJ Orthopedics, Inc. (d)                        122,745
                               6,900   Diagnostic Products Corp.                       333,270
                               7,400   Encore Medical Corp. (d)                         39,812
                               1,600   Exactech, Inc. (d)                               27,152
                               4,700   I-Flow Corp. (d)                                 74,401
                               3,250   ICU Medical, Inc. (b)(d)                        115,375
                              15,262   Immucor, Inc. (d)                               460,760
                               8,922   Invacare Corp.                                  398,189
                               3,940   Inverness Medical Innovations, Inc. (d)          92,590


MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                        SHARES
INDUSTRY*                HELD                 COMMON STOCKS                  VALUE
---------               ------   --------------------------------------   ----------
                         6,900   Kyphon, Inc. (d)                         $  173,673
                         2,678   Landauer, Inc.                              127,312
                         6,100   Laserscope (d)                              193,614
                        11,100   Lifecell Corp. (d)                           98,790
                         4,200   Medical Action Industries, Inc.              79,380
                        14,244   Mentor Corp.                                457,232
                         7,810   Merit Medical Systems, Inc. (d)              93,642
                        10,600   Microtek Medical Holdings, Inc. (d)          37,948
                         4,837   Molecular Devices Corp. (d)                  91,903
                         4,200   NuVasive, Inc. (d)                           54,264
                        15,359   OraSure Technologies, Inc. (d)              113,042
                        14,000   Orthologic Corp. (d)                         70,840
                        16,600   Orthovita, Inc. (d)                          56,440
                        12,598   Owens & Minor, Inc.                         342,036
                        23,473   PSS World Medical, Inc. (d)                 266,888
                         2,700   Palomar Medical Technologies, Inc. (d)       72,819
                         8,614   PolyMedica Corp.                            273,581
                         9,000   Sonic Innovations, Inc. (d)                  50,220
                         4,915   SonoSite, Inc. (d)                          127,692
                        20,500   Steris Corp. (d)                            517,625
                         5,483   SurModics, Inc. (b)(d)                      174,963
                        12,000   Sybron Dental Specialties, Inc. (d)         430,800
                        13,929   Techne Corp. (d)                            559,667
                        10,700   ThermoGenesis Corp. (d)                      52,965
                        11,947   Thoratec Corp. (d)                          145,992
                         5,900   Urologix, Inc. (d)                           27,081
                         9,160   Ventana Medical Systems (d)                 343,134
                         9,400   Viasys Healthcare, Inc. (d)                 179,352
                         1,724   Vital Signs, Inc.                            68,770
                         8,676   West Pharmaceutical Services, Inc.          207,356
                         7,300   Wright Medical Group, Inc. (d)              175,200
                           600   Young Innovations, Inc.                      21,990
                                                                          ----------
                                                                           9,903,434
                                                                          ----------
Medical Services - 0.3%  4,300   America Service Group, Inc. (d)              95,159
                           856   Angiodynamics, Inc. (d)                      15,664
                         9,300   Hanger Orthopedic Group, Inc. (d)            55,335
                         7,500   Magellan Health Services, Inc. (d)          255,375
                         4,781   Option Care, Inc.                            98,441
                         9,997   Parexel International Corp. (d)             234,930
                           700   Proxymed, Inc. (d)                            6,083
                         6,095   RehabCare Group, Inc. (d)                   174,987
                                                                          ----------
                                                                             935,974
                                                                          ----------
Metal Fabricating - 1.1% 3,500   CIRCOR International, Inc.                   86,275
                        18,556   Commercial Metals Co.                       628,863
                         5,250   Encore Wire Corp. (d)                        53,550
                         9,426   Kaydon Corp.                                295,976
                         9,358   Lone Star Technologies (d)                  368,986
                        13,863   Maverick Tube Corp. (d)                     450,686
                         7,100   Metals USA, Inc. (d)                        139,089
                         5,565   NN, Inc.                                     68,561
                         4,655   NS Group, Inc. (d)                          146,214
                         2,556   Penn Engineering & Manufacturing Corp.       46,136
                         8,607   Quanex Corp.                                458,925
                         6,613   RTI International Metals, Inc. (d)          154,744
                         8,647   Reliance Steel & Aluminum Co.               345,966
                         5,893   Ryerson Tull, Inc.                           74,664
                        18,000   The Shaw Group, Inc. (d)                    392,400
                         4,158   Valmont Industries, Inc.                     92,807
                                                                          ----------
                                                                           3,803,842
                                                                          ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                         SHARES
INDUSTRY*                                 HELD                 COMMON STOCKS                     VALUE
---------                                ------   -----------------------------------------   ----------
Metals & Minerals                         6,573   AMCOL International Corp.                   $  123,309
Miscellaneous - 0.6%                      9,400   Alpha Natural Resources, Inc. (d)              269,498
                                          5,511   Brush Engineered Materials, Inc. (d)           104,874
                                          6,318   Cleveland-Cliffs, Inc.                         460,393
                                          3,300   Compass Minerals International, Inc.            83,985
                                         30,244   GrafTech International Ltd. (d)                172,088
                                         36,800   Hecla Mining Co. (d)                           201,664
                                          6,353   Minerals Technologies, Inc.                    417,900
                                         12,064   Stillwater Mining Co. (d)                      118,830
                                          1,000   Titanium Metals Corp. (d)                       36,000
                                                                                              ----------
                                                                                               1,988,541
                                                                                              ----------
Milling: Fruit &                         22,478   Corn Products International, Inc.              584,203
Grain Processing - 0.2%                   3,800   MGP Ingredients, Inc.                           31,692
                                                                                              ----------
                                                                                                 615,895
                                                                                              ----------
Miscellaneous Health Care - 0.1%         11,800   NeighborCare, Inc. (d)                         345,150
                                                                                              ----------
Miscellaneous Materials &                 6,750   Ceradyne, Inc. (d)                             150,998
Commodities - 0.2%                        9,379   Symyx Technologies (d)                         206,807
                                          6,489   WD-40 Co.                                      210,828
                                                                                              ----------
                                                                                                 568,633
                                                                                              ----------
Miscellaneous Materials &                 8,838   Insituform Technologies, Inc. Class A (d)      128,239
Processing - 0.3%                         4,700   Metal Management, Inc.                         120,696
                                          5,455   Rogers Corp. (d)                               218,200
                                         26,459   USEC, Inc.                                     430,753
                                                                                              ----------
                                                                                                 897,888
                                                                                              ----------
Miscellaneous Producer Durables - 0.0%   11,600   BE Aerospace, Inc. (d)                         139,200
                                                                                              ----------
Multi - Sector Companies - 0.5%          14,671   GenCorp, Inc.                                  293,420
                                          7,294   Kaman Corp. Class A                             90,810
                                          8,199   Lancaster Colony Corp.                         348,867
                                          5,200   Raven Industries, Inc.                         106,184
                                          1,465   Sequa Corp. Class A (d)                         75,960
                                         12,050   Trinity Industries, Inc.                       339,449
                                          8,202   Walter Industries, Inc.                        348,995
                                                                                              ----------
                                                                                               1,603,685
                                                                                              ----------
Office Furniture & Business               1,000   General Binding Corp. (d)                       21,000
Equipment - 0.1%                          5,124   Imagistics International, Inc. (d)             178,981
                                          7,374   Kimball International, Inc. Class B            106,923
                                          4,000   Knoll, Inc.                                     66,720
                                         10,640   Presstek, Inc. (d)                              82,141
                                          3,400   Transact Technologies, Inc. (d)                 34,034
                                                                                              ----------
                                                                                                 489,799
                                                                                              ----------
Offshore Drilling - 0.1%                  2,927   Atwood Oceanics, Inc. (d)                      194,763
                                                                                              ----------
Oil: Crude Producers - 3.4%               1,700   Atlas America, Inc. (b)(d)                      61,489
                                          4,901   Berry Petroleum Co. Class A                    252,156
                                          4,100   Bill Barrett Corp. (d)                         118,531
                                         11,600   Brigham Exploration Co. (d)                    107,068
                                         10,474   Cabot Oil & Gas Corp. Class A                  577,641
                                          6,000   Callon Petroleum Co. (d)                        93,240
                                          8,300   Cheniere Energy, Inc. (d)                      535,433
                                         12,900   Cimarex Energy Co. (b)(d)                      503,100
                                          2,400   Clayton Williams Energy, Inc. (d)               62,160
                                         10,457   Comstock Resources, Inc. (d)                   300,534
                                         16,670   Denbury Resources, Inc. (d)                    587,284
                                          5,700   Edge Petroleum Corp. (d)                        94,392
                                          6,200   Encore Acquisition Co. (d)                     256,060
                                          8,000   Energy Partners Ltd. (d)                       207,760
                                          9,300   FX Energy, Inc. (d)                            106,392
                                         14,700   Forest Oil Corp. (d)                           595,350
                                          9,815   Frontier Oil Corp.                             355,892
                                         61,743   Grey Wolf, Inc.                                406,269

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                      SHARES
INDUSTRY*                              HELD                 COMMON STOCKS                    VALUE
---------                             ------   ---------------------------------------   -----------
                                      11,600   Harvest Natural Resources, Inc. (d)       $   137,924
                                       3,283   Houston Exploration Co. (d)                   186,967
                                      26,972   Magnum Hunter Resources, Inc. (d)             434,519
                                       4,200   McMoRan Exploration Co. (b)(d)                 84,420
                                      18,911   Meridian Resource Corp. (d)                    97,581
                                       5,100   Petroleum Development Corp. (d)               192,219
                                      25,290   Plains Exploration & Production Co. (d)       882,621
                                       9,420   Quicksilver Resources, Inc. (b)(d)            459,037
                                      25,437   Range Resources Corp.                         594,208
                                       7,220   Remington Oil & Gas Corp. (d)                 227,574
                                       4,549   Resource America, Inc. Class A                159,420
                                       6,887   Spinnaker Exploration Co. (d)                 244,695
                                       9,526   St. Mary Land & Exploration Co.               476,776
                                       6,378   Stone Energy Corp. (d)                        309,779
                                       8,917   Swift Energy Co. (d)                          253,599
                                       4,500   Todco Class A (d)                             116,280
                                      11,508   Unit Corp. (d)                                519,816
                                      17,683   Vintage Petroleum, Inc.                       556,307
                                       4,000   W&T Offshore, Inc.                             83,040
                                       5,400   Warren Resources, Inc. (d)                     57,942
                                       6,800   Whiting Petroleum Corp. (d)                   277,304
                                                                                         -----------
                                                                                          11,572,779
                                                                                         -----------
Oil: Integrated Domestic - 0.2%        6,900   Delta Petroleum Corp. (d)                      99,981
                                       4,500   Giant Industries, Inc. (d)                    115,650
                                      15,200   KCS Energy, Inc. (d)                          233,472
                                      16,100   Mission Resources Corp. (d)                   113,988
                                                                                         -----------
                                                                                             563,091
                                                                                         -----------
Paints & Coatings - 0.2%              13,676   Ferro Corp.                                   257,382
                                       9,540   HB Fuller Co.                                 276,660
                                       1,794   Kronos Worldwide, Inc.                         76,259
                                                                                         -----------
                                                                                             610,301
                                                                                         -----------
Paper - 0.3%                           8,026   Albany International Corp. Class A            247,842
                                       7,398   Buckeye Technologies, Inc. (d)                 79,898
                                      11,074   Caraustar Industries, Inc. (d)                142,855
                                       5,092   Chesapeake Corp.                              107,034
                                       9,401   Glatfelter                                    138,665
                                       7,580   Rock-Tenn Co. Class A                         100,814
                                      14,642   Wausau-Mosinee Paper Corp.                    207,038
                                                                                         -----------
                                                                                           1,024,146
                                                                                         -----------
Plastics - 0.0%                        7,654   Spartech Corp.                                151,932
                                                                                         -----------
Pollution Control & Environmental     16,300   Darling International, Inc. (d)                65,037
Services - 0.2%                        3,400   Duratek, Inc. (d)                              67,830
                                      13,246   Headwaters, Inc. (d)                          434,734
                                       2,800   TRC Cos., Inc. (d)                             41,160
                                                                                         -----------
                                                                                             608,761
                                                                                         -----------
Power Transmission Equipment - 0.1%    8,151   Regal-Beloit Corp.                            234,667
                                       3,711   Woodhead Industries, Inc.                      50,470
                                                                                         -----------
                                                                                             285,137
                                                                                         -----------
Printing & Copying Services - 0.1%     4,200   American Reprographics Co. (d)                 60,270
                                      10,882   Bowne & Co., Inc.                             163,665
                                       2,400   Schawk, Inc.                                   43,800
                                                                                         -----------
                                                                                             267,735
                                                                                         -----------
Production Technology                  2,200   ADE Corp. (d)                                  48,840
Equipment - 1.3%                      10,857   ATMI, Inc. (d)                                271,859
                                       4,200   August Technology Corp. (d)                    49,224
                                      31,300   Axcelis Technologies, Inc. (d)                228,490
                                      14,988   Brooks Automation, Inc. (d)                   227,518
                                      13,656   Cognex Corp.                                  339,761
                                      27,768   Credence Systems Corp. (d)                    219,645
                                      10,700   Cymer, Inc. (d)                               286,439

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                   SHARES
INDUSTRY*                           HELD                        COMMON STOCKS                        VALUE
---------                          ------   ---------------------------------------------------   ----------
                                    5,731   Dionex Corp. (d)                                      $  312,340
                                    5,508   Dupont Photomasks, Inc. (d)                              146,898
                                   10,061   Electro Scientific Industries, Inc. (d)                  195,083
                                   13,300   Entegris, Inc. (d)                                       131,537
                                    7,490   Esterline Technologies Corp. (d)                         258,780
                                    7,255   FEI Co. (d)                                              167,953
                                    3,200   Intevac, Inc. (d)                                         30,176
                                   17,656   Kulicke & Soffa Industries, Inc. (d)                     111,056
                                   16,603   LTX Corp. (d)                                             73,717
                                    7,700   MTS Systems Corp.                                        223,531
                                   11,099   Mattson Technology, Inc. (d)                              88,126
                                   12,100   Mykrolis Corp. (d)                                       173,030
                                    6,162   Photon Dynamics, Inc. (d)                                117,448
                                    9,979   Photronics, Inc. (d)                                     180,620
                                    5,100   Rofin-Sinar Technologies, Inc. (d)                       163,914
                                    4,273   Rudolph Technologies, Inc. (d)                            64,351
                                    6,990   Ultratech, Inc. (d)                                      102,054
                                   11,042   Varian Semiconductor Equipment Associates, Inc. (d)      419,706
                                                                                                  ----------
                                                                                                   4,632,096
                                                                                                  ----------
Publishing: Miscellaneous - 0.6%    4,381   Advanced Marketing Services                               26,286
                                    8,494   Banta Corp.                                              363,543
                                    3,400   Consolidated Graphics, Inc. (d)                          178,840
                                    1,300   Courier Corp.                                             68,172
                                    2,782   Martha Stewart Living Omnimedia Class A (b)(d)            62,845
                                    4,207   Playboy Enterprises, Inc. Class B (d)                     54,270
                                   43,300   Primedia, Inc. (d)                                       188,355
                                   31,100   The Reader's Digest Association, Inc. Class A            538,341
                                    9,660   Scholastic Corp. (d)                                     356,357
                                    3,100   Thomas Nelson, Inc.                                       73,315
                                                                                                  ----------
                                                                                                   1,910,324
                                                                                                  ----------
Publishing: Newspapers - 0.2%      19,429   Hollinger International, Inc. Class A                    211,776
                                    8,100   Journal Communications, Inc. Class A                     134,055
                                   12,233   Journal Register Co. (d)                                 204,291
                                    2,255   Pulitzer, Inc.                                           143,711
                                                                                                  ----------
                                                                                                     693,833
                                                                                                  ----------
Radio & TV Broadcasters - 0.5%      1,633   Beasley Broadcasting Group, Inc. Class A (d)              29,035
                                   14,900   Cumulus Media, Inc. Class A (d)                          212,325
                                   17,400   Emmis Communications Corp. Class A (d)                   334,428
                                    1,500   Fisher Communications, Inc. (d)                           77,565
                                   13,100   Gray Television, Inc.                                    189,557
                                    5,054   Liberty Corp.                                            204,940
                                    8,400   Lin TV Corp. Class A (d)                                 142,212
                                    5,900   Nexstar Broadcasting Group, Inc. Class A (d)              41,595
                                   20,268   Paxson Communications Corp. (d)                           13,985
                                   10,171   Regent Communications, Inc. (d)                           54,415
                                    5,033   Saga Communications, Inc. Class A (d)                     81,031
                                    2,883   Salem Communications Corp. Class A (d)                    59,390
                                   13,964   Sinclair Broadcast Group, Inc. Class A                   112,131
                                   14,584   Spanish Broadcasting System Class A (d)                  149,632
                                    1,168   World Wrestling Entertainment, Inc.                       14,016
                                    7,108   Young Broadcasting, Inc. Class A (d)                      61,413
                                                                                                  ----------
                                                                                                   1,777,670
                                                                                                  ----------
Railroad Equipment - 0.1%             500   Greenbrier Cos., Inc.                                     17,545
                                   12,739   Westinghouse Air Brake Technologies Corp.                261,022
                                                                                                  ----------
                                                                                                     278,567
                                                                                                  ----------
Railroads - 0.3%                    5,281   Florida East Coast Industries                            224,337
                                    5,550   Genesee & Wyoming, Inc. Class A (d)                      143,801
                                   20,976   Kansas City Southern (d)                                 403,998
                                    8,902   RailAmerica, Inc. (d)                                    111,097
                                                                                                  ----------
                                                                                                     883,233
                                                                                                  ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                SHARES
INDUSTRY*                        HELD                 COMMON STOCKS                   VALUE
---------                       ------   ---------------------------------------   ----------
Real Estate - 0.5%               1,500   Avatar Holdings, Inc. (b)(d)              $   70,275
                                 3,800   Bluegreen Corp. (d)                           48,830
                                 1,700   Consolidated-Tomoka Land Co.                  97,291
                                18,200   ECC Capital Corp.                            109,200
                                 6,000   Education Realty Trust, Inc.                  99,780
                                15,500   Fieldstone Investment Corp.                  230,485
                                 3,700   First Acceptance Corp. (d)                    39,220
                                 1,300   Reading International, Inc. Class A            9,165
                                20,500   Spirit Finance Corp.                         222,630
                                 8,000   Sunterra Corp. (b)(d)                        120,640
                                   375   Tarragon Corp. (d)                             7,571
                                 1,915   Tejon Ranch Co. (d)                           85,409
                                10,000   Trammell Crow Co. (d)                        205,700
                                 9,900   WCI Communities, Inc. (d)                    297,792
                                                                                   ----------
                                                                                    1,643,988
                                                                                   ----------
Real Estate Investment Trusts    7,740   AMLI Residential Properties Trust            211,999
(REIT) - 6.6%                   12,400   Aames Investment Corp.                       101,680
                                10,201   Acadia Realty Trust                          164,032
                                 6,100   Affordable Residential Communities            77,165
                                   567   Alexander's, Inc. (d)                        136,931
                                 6,156   Alexandria Real Estate Equities, Inc.        396,323
                                 2,150   American Campus Communities, Inc.             45,150
                                37,000   American Financial Realty Trust              541,310
                                10,197   American Home Mortgage Investment Corp.      292,042
                                16,300   Anthracite Capital, Inc.                     181,582
                                14,300   Anworth Mortgage Asset Corp.                 136,565
                                 2,400   Arbor Realty Trust, Inc.                      59,400
                                 7,900   Ashford Hospitality Trust, Inc.               80,580
                                 5,899   Bedford Property Investors                   128,775
                                 4,650   BioMed Realty Trust, Inc.                     95,790
                                12,347   Brandywine Realty Trust                      350,655
                                 9,748   CRT Properties, Inc.                         212,311
                                12,850   Capital Automotive REIT                      425,592
                                10,100   Capital Lease Funding, Inc.                  111,605
                                   700   Capital Trust, Inc.                           23,226
                                 7,600   Capstead Mortgage Corp.                       64,980
                                18,200   CarrAmerica Realty Corp.                     574,210
                                 7,900   Cedar Shopping Centers, Inc.                 112,496
                                 5,806   Colonial Properties Trust                    223,008
                                15,775   Commercial Net Lease Realty                  291,049
                                15,803   Cornerstone Realty Income Trust, Inc.        156,766
                                 9,900   Corporate Office Properties Trust            262,152
                                 3,400   Correctional Properties Trust                 85,850
                                11,000   Cousins Properties, Inc.                     284,570
                                 6,427   Eastgroup Properties                         242,298
                                 8,680   Entertainment Properties Trust               359,612
                                15,740   Equity Inns, Inc.                            173,612
                                 6,194   Equity Lifestyle Properties, Inc.            218,339
                                 9,300   Equity One, Inc.                             191,487
                                 6,695   Essex Property Trust, Inc.                   461,553
                                 3,850   Extra Space Storage, Inc.                     51,975
                                15,870   FelCor Lodging Trust, Inc. (d)               197,264
                                13,900   First Industrial Realty Trust, Inc.          525,837
                                 9,100   GMH Communities Trust                        106,561
                                 9,382   Gables Residential Trust                     312,421
                                 5,400   Getty Realty Corp.                           137,970
                                10,439   Glenborough Realty Trust, Inc.               199,594
                                11,356   Glimcher Realty Trust                        269,137
                                 1,700   Global Signal, Inc.                           50,932
                                 9,500   Government Properties Trust, Inc.             94,620

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                       SHARES
INDUSTRY*                               HELD                 COMMON STOCKS                     VALUE
---------                              ------   -----------------------------------------   -----------
                                        1,750   Gramercy Capital Corp.                      $    34,125
                                       14,600   Healthcare Realty Trust, Inc.                   532,024
                                        7,800   Heritage Property Investment Trust              231,504
                                        8,200   Highland Hospitality Corp.                       84,870
                                       16,700   Highwoods Properties, Inc.                      447,894
                                       10,220   Home Properties, Inc.                           396,536
                                        6,500   HomeBanc Corp.                                   57,460
                                       23,100   IMPAC Mortgage Holdings, Inc.                   443,058
                                       12,792   Innkeepers USA Trust                            165,145
                                       13,700   Investors Real Estate Trust                     127,821
                                        8,878   Kilroy Realty Corp.                             363,199
                                        3,200   Kite Realty Group Trust                          46,080
                                        7,800   Kramont Realty Trust                            182,520
                                        4,500   LTC Properties, Inc.                             78,075
                                       57,500   La Quinta Corp. (d)                             488,750
                                        9,020   LaSalle Hotel Properties                        262,031
                                       14,642   Lexington Corporate Properties Trust            321,245
                                        9,400   Luminent Mortgage Capital, Inc.                 103,212
                                       26,100   MFA Mortgage Investments, Inc.                  198,621
                                        9,900   Maguire Properties, Inc.                        236,412
                                       24,458   Meristar Hospitality Corp. (d)                  171,206
                                        5,529   Mid-America Apartment Communities, Inc.         201,809
                                        4,500   Mission West Properties                          47,700
                                        6,929   National Health Investors, Inc.                 180,015
                                       21,359   Nationwide Health Properties, Inc.              431,665
                                       14,550   New Century Financial Corp.                     681,231
                                       11,100   Newcastle Investment Corp.                      328,560
                                        8,400   Novastar Financial, Inc.                        302,484
                                       15,600   Omega Healthcare Investors, Inc.                171,288
                                        6,000   Origen Financial, Inc.                           41,460
                                        4,308   PS Business Parks, Inc.                         173,612
                                        3,604   Parkway Properties, Inc.                        168,307
                                        9,832   Pennsylvania Real Estate Investment Trust       396,426
                                       13,086   Post Properties, Inc.                           406,189
                                       13,050   Prentiss Properties Trust                       445,788
                                        8,800   RAIT Investment Trust                           236,016
                                        5,400   Ramco-Gershenson Properties                     146,610
                                       26,400   Realty, Income Corp.                            604,032
                                        5,895   Redwood Trust, Inc.                             301,706
                                        4,522   Saul Centers, Inc.                              144,704
                                       14,600   Saxon Capital Inc.                              250,390
                                       16,414   Senior Housing Properties Trust                 273,786
                                        4,604   Sovran Self Storage, Inc.                       182,457
                                        3,500   Strategic Hotel Capital, Inc.                    51,450
                                        5,343   Sun Communities, Inc.                           191,279
                                        7,100   Sunstone Hotel Investors, Inc.                  152,295
                                       10,122   Tanger Factory Outlet Centers, Inc.             222,684
                                       15,608   Taubman Centers, Inc.                           432,966
                                        6,763   The Town & Country Trust                        178,881
                                        9,200   Trustreet Properties, Inc.                      141,588
                                        8,400   U-Store-It Trust                                146,160
                                        3,627   Universal Health Realty Income Trust            102,463
                                        5,700   Urstadt Biddle Properties, Inc. Class A          86,925
                                       12,765   Washington Real Estate Investment Trust         366,994
                                        7,055   Winston Hotels, Inc.                             82,544
                                                                                            -----------
                                                                                             22,665,258
                                                                                            -----------
Recreational Vehicles & Boats - 0.3%    5,743   Arctic Cat, Inc.                                155,405
                                        4,307   Coachmen Industries, Inc.                        58,575
                                       17,299   Fleetwood Enterprises, Inc. (b)(d)              150,501
                                        2,175   Marine Products Corp.                            36,562

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                             SHARES
INDUSTRY*                     HELD                 COMMON STOCKS                    VALUE
---------                    ------   ----------------------------------------   ----------
                              8,924   Monaco Coach Corp.                         $  144,123
                             11,984   Thor Industries, Inc.                         358,441
                              7,890   Winnebago Industries                          249,324
                                                                                 ----------
                                                                                  1,152,931
                                                                                 ----------
Rental & Leasing Services:    3,753   Electro Rent Corp. (d)                         50,365
Commercial - 0.3%            15,700   GATX Corp.                                    521,083
                              2,900   Marlin Business Services, Inc. (d)             59,102
                              4,410   McGrath Rentcorp                              103,106
                             13,600   United Rentals, Inc. (d)                      274,856
                                                                                 ----------
                                                                                  1,008,512
                                                                                 ----------
Rental & Leasing Services:   11,593   Aaron Rents, Inc.                             231,860
Consumer - 0.2%               2,200   Amerco, Inc. (d)                              101,860
                              8,195   Dollar Thrifty Automotive Group (d)           268,632
                              8,178   Rent-Way, Inc. (d)                             67,060
                              4,558   WESCO International, Inc. (d)                 127,624
                                                                                 ----------
                                                                                    797,036
                                                                                 ----------
Restaurants - 1.8%            3,300   BJ's Restaurants, Inc. (d)                     63,987
                             12,480   Bob Evans Farms, Inc.                         292,656
                                625   Buffalo Wild Wings, Inc. (d)                   23,644
                             14,700   CBRL Group, Inc.                              607,110
                             11,650   CEC Entertainment, Inc. (d)                   426,390
                             16,300   CKE Restaurants, Inc.                         258,355
                              6,300   California Pizza Kitchen, Inc. (d)            147,672
                              4,100   Cosi, Inc. (d)                                 27,880
                              3,400   Dave & Buster's, Inc. (d)                      63,580
                              4,350   Domino's Pizza, Inc.                           81,302
                              6,248   Ihop Corp.                                    297,905
                             11,818   Jack in the Box, Inc. (d)                     438,448
                             15,300   Krispy Kreme Doughnuts, Inc. (b)(d)           116,739
                              6,696   Landry's Restaurants, Inc.                    193,648
                              4,954   Lone Star Steakhouse & Saloon                 143,195
                              8,684   O'Charleys, Inc. (d)                          188,790
                              7,408   PF Chang's China Bistro, Inc. (d)             442,998
                              8,000   Panera Bread Co. Class A (d)                  452,240
                              4,548   Papa John's International, Inc. (d)           157,907
                             10,577   Rare Hospitality International, Inc. (d)      326,618
                              4,000   Red Robin Gourmet Burgers, Inc. (d)           203,640
                             15,000   Ryan's Restaurant Group, Inc. (d)             217,950
                             19,914   Sonic Corp. (d)                               665,128
                              7,028   The Steak N Shake Co. (d)                     135,992
                             11,550   Triarc Cos.                                   159,737
                                                                                 ----------
                                                                                  6,133,511
                                                                                 ----------
Retail - 4.1%                 1,700   1-800 Contacts, Inc. (d)                       35,479
                              7,324   1-800-FLOWERS.COM, Inc. Class A (d)            55,443
                             15,400   99 Cents Only Stores (d)                      202,818
                              4,600   AC Moore Arts & Crafts, Inc. (d)              122,636
                             17,350   Aeropostale, Inc. (d)                         568,212
                              1,900   America's Car Mart, Inc. (d)                   66,614
                              2,600   Asbury Automotive Group, Inc. (d)              40,040
                              3,915   Bebe Stores, Inc.                             132,914
                              5,600   Big 5 Sporting Goods Corp.                    138,320
                              1,900   Blair Corp.                                    62,643
                              1,900   Blue Nile, Inc. (d)                            52,535
                              3,000   BlueLinx Holdings, Inc.                        40,530
                              3,700   The Bon-Ton Stores, Inc.                       66,933
                              6,650   Brookstone, Inc. (d)                          107,863
                              5,979   Brown Shoe Co., Inc.                          204,900
                              1,249   The Buckle, Inc.                               43,603
                              5,592   Burlington Coat Factory Warehouse Corp.       160,490
                             13,934   CSK Auto Corp. (d)                            245,935

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

             SHARES
INDUSTRY*     HELD                 COMMON STOCKS                   VALUE
---------    ------   ----------------------------------------   ---------
              4,450   Cache, Inc. (d)                            $  60,298
              9,800   Casual Male Retail Group, Inc. (b)(d)         63,602
              6,397   The Cato Corp. Class A                       206,303
              5,400   Central Garden and Pet Co. (d)               236,844
              4,400   Charlotte Russe Holding, Inc. (d)             56,848
             36,040   Charming Shoppes (d)                         293,005
              4,585   Childrens Place (d)                          218,934
             12,328   Christopher & Banks Corp.                    216,973
             11,745   Coldwater Creek, Inc. (d)                    217,048
                600   Conn's, Inc. (d)                              11,280
              6,776   Cost Plus, Inc. (d)                          182,139
                500   DEB Shops, Inc.                               14,110
              9,700   Dick's Sporting Goods, Inc. (d)              356,281
              6,845   Dress Barn, Inc. (d)                         124,716
             10,300   Drugstore.Com (d)                             26,574
              3,931   Electronics Boutique Holdings Corp. (d)      168,915
              4,200   FTD Group, Inc. (d)                           50,904
             13,535   Fred's, Inc.                                 232,396
              5,000   GSI Commerce, Inc. (d)                        67,650
             11,700   GameStop Corp. Class B (d)                   260,910
                 16   Gander Mountain Co. (d)                          210
              7,038   Genesco, Inc. (d)                            200,020
              7,800   Global Imaging Systems, Inc. (d)             276,588
              6,100   Goody's Family Clothing, Inc.                 55,083
              5,532   Group 1 Automotive, Inc. (d)                 145,492
              6,939   Guitar Center, Inc. (d)                      380,465
              9,458   Gymboree Corp. (d)                           118,603
             14,181   Hot Topic, Inc. (d)                          309,855
              8,200   Hancock Fabrics, Inc.                         61,008
              7,761   Handleman Co.                                147,149
              8,450   Hibbett Sporting Goods, Inc. (d)             253,838
             16,298   Insight Enterprises, Inc. (d)                286,193
              4,000   Interline Brands Inc. (d)                     76,440
              6,862   The J. Jill Group, Inc. (d)                   94,421
              2,387   Jos A. Bank Clothiers, Inc. (b)(d)            69,939
              6,005   Jo-Ann Stores, Inc. (d)                      168,680
              1,647   Lawson Products                               77,080
             13,318   Linens 'N Things, Inc. (d)                   330,686
              4,600   Lithia Motors, Inc. Class A                  117,806
              3,000   MarineMax, Inc. (d)                           93,540
             10,761   Men's Wearhouse, Inc. (d)                    454,222
              3,700   Overstock.com, Inc. (b)(d)                   159,063
              1,259   PC Connection, Inc. (d)                        7,390
              3,400   PC Mall, Inc. (d)                             42,228
             17,910   PEP Boys-Manny Moe & Jack                    314,858
              2,800   The Pantry, Inc. (d)                          86,716
              3,500   Party City Corp. (d)                          51,240
             20,100   Payless Shoesource, Inc. (d)                 317,379
              5,400   PetMed Express, Inc. (d)                      40,014
              7,416   Priceline.com, Inc. (b)(d)                   186,883
             11,700   Restoration Hardware, Inc. (d)                66,690
              2,300   Retail Ventures, Inc. (d)                     20,953
                100   Rush Enterprises, Inc. Class B                 1,686
              3,047   Russ Berrie & Co., Inc.                       58,350
              7,054   School Specialty, Inc. (d)                   276,235
              2,600   Sharper Image Corp. (d)                       43,186
              9,098   ShopKo Stores, Inc. (d)                      202,158
              8,600   Sonic Automotive, Inc.                       195,306
              6,926   The Sports Authority, Inc. (d)               190,465
              5,200   Stage Stores, Inc. (d)                       199,628

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                           SHARES
      INDUSTRY*             HELD                 COMMON STOCKS                     VALUE
----------------------     ------      -----------------------------------       ----------
                            5,203      Stamps.com, Inc. (d)                      $   86,370
                            6,824      Stein Mart, Inc. (d)                         153,540
                           10,666      Too, Inc. (d)                                263,130
                           10,600      Tractor Supply Co. (d)                       462,690
                            9,530      Trans World Entertainment (d)                140,377
                            7,490      Tuesday Morning Corp. (d)                    216,236
                            5,531      United Auto Group, Inc.                      153,928
                           12,980      United Natural Foods, Inc. (d)               371,617
                            6,056      Valuevision Media, Inc. Class A (d)           74,913
                           17,400      Zale Corp. (d)                               517,128
                                                                                 ----------
                                                                                 14,031,313
                                                                                 ----------
Savings & Loan - 2.1%       6,737      Anchor Bancorp Wisconsin, Inc.               189,377
                              750      BFC Financial Corp. (d)                        7,088
                           21,738      Bank Mutual Corp.                            256,943
                           15,342      BankAtlantic Bancorp, Inc. Class A           266,951
                            9,573      Bankunited Financial Corp. Class A           257,131
                            1,600      Berkshire Hills Bancorp, Inc.                 54,000
                            1,900      Beverly Hills Bancorp, Inc.                   20,368
                           18,787      Brookline Bancorp, Inc.                      279,926
                              500      Charter Financial Corp.                       16,685
                            1,900      Citizens First Bancorp, Inc.                  42,446
                            4,275      Coastal Financial Corp.                       64,211
                           12,926      Commercial Capital Bancorp, Inc.             263,044
                           14,127      Commercial Federal Corp.                     390,612
                           11,749      Dime Community Bancshares                    178,585
                            5,900      Downey Financial Corp.                       363,027
                            6,622      Fidelity Bankshares, Inc.                    152,174
                            4,026      First Financial Holdings, Inc.               111,842
                            3,240      First Indiana Corp.                           78,408
                           40,753      First Niagara Financial Group, Inc.          538,347
                            3,000      First Place Financial Corp.                   54,900
                            6,450      First Republic Bank                          208,787
                            5,600      FirstFed Financial Corp. (d)                 285,656
                            8,350      Flagstar Bancorp, Inc.                       163,243
                            5,175      Flushing Financial Corp.                      94,185
                            3,078      Great Southern Bancorp, Inc.                  99,943
                            7,017      Harbor Florida Bancshares, Inc.              239,280
                            3,200      Horizon Financial Corp.                       60,096
                            2,500      IBERIABANK Corp.                             140,650
                            1,800      ITLA Capital Corp. (d)                        89,928
                            8,100      KNBT Bancorp, Inc.                           123,930
                            8,660      MAF Bancorp, Inc.                            359,736
                              300      NASB Financial, Inc.                          11,775
                           17,911      Netbank, Inc.                                151,885
                            4,667      Northwest Bancorp, Inc.                       99,920
                            2,896      OceanFirst Financial Corp.                    66,521
                           11,665      Ocwen Financial Corp. (b)(d)                  94,137
                            7,111      PFF Bancorp, Inc.                            196,264
                            6,228      Partners Trust Financial Group, Inc.          66,017
                            2,800      Pennfed Financial Services, Inc.              41,552
                            9,989      Provident Bancorp, Inc.                      122,265
                            1,550      Provident Financial Holdings, Inc.            46,097
                           21,761      Provident Financial Services, Inc.           372,111
                            8,069      Sterling Financial Corp.                     288,063
                            7,200      TierOne Corp.                                169,200
                            8,261      United Community Financial Corp.              91,614
                              400      Westfield Financial, Inc.                     10,000
                                                                                 ----------
                                                                                  7,278,920
                                                                                 ----------
Scientific Equipment &      7,176      BioVeris Corp. (d)                            37,889
Suppliers - 0.2%           13,035      Newport Corp. (d)                            188,877

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                 SHARES
         INDUSTRY*                HELD                          COMMON STOCKS                             VALUE
---------------------------      ------         ----------------------------------------------          ---------
                                 10,735         Varian, Inc. (d)                                        $ 406,749
                                                                                                        ---------
                                                                                                          633,515
                                                                                                        ---------
Securities Brokerage &            2,250         Archipelago Holdings, Inc. (d)                             39,825
Services - 0.4%                     900         BKF Capital Group, Inc.                                    36,009
                                 15,345         CharterMac                                                329,918
                                 15,500         Investment Technology Group, Inc. (d)                     271,250
                                 35,900         Knight Trading Group, Inc. Class A (d)                    346,076
                                 15,200         LaBranche & Co., Inc. (d)                                 141,360
                                  7,761         NCO Group, Inc. (d)                                       151,728
                                  4,804         SWS Group, Inc.                                            77,008
                                                                                                        ---------
                                                                                                        1,393,174
                                                                                                        ---------
Services: Commercial - 2.7%       3,963         4Kids Entertainment, Inc. (d)                              87,622
                                 12,070         ABM Industries, Inc.                                      232,106
                                  3,905         AMN Healthcare Services, Inc. (d)                          62,128
                                  6,961         Administaff, Inc.                                         101,630
                                  4,500         The Advisory Board Co. (d)                                196,650
                                  3,400         Ambassadors Group, Inc.                                   113,628
                                  3,000         Angelica Corp.                                             84,000
                                 13,700         Autobytel, Inc. (d)                                        69,048
                                  3,801         CDI Corp.                                                  84,116
                                  6,478         Casella Waste Systems, Inc. (d)                            85,704
                                  5,685         Central Parking Corp.                                      97,668
                                 19,253         Century Business Services, Inc. (d)                        78,937
                                  2,500         Charles River Associates, Inc. (d)                        123,375
                                  3,486         Chemed Corp.                                              266,609
                                  4,900         Clark, Inc.                                                75,852
                                  7,692         Coinstar, Inc. (d)                                        163,070
                                  4,400         Cornell Cos., Inc. (d)                                     55,440
                                 11,994         Corrections Corp. of America (d)                          462,968
                                  5,650         CoStar Group, Inc. (d)                                    208,203
                                  8,100         Cross Country Healthcare, Inc. (d)                        135,756
                                  6,700         DiamondCluster International, Inc. Class A (d)            107,870
                                  3,302         Exponent, Inc. (d)                                         78,885
                                 13,041         FTI Consulting, Inc. (d)                                  269,166
                                  2,400         First Advantage Corp. Class A (d)                          50,400
                                  4,481         Forrester Research, Inc. (d)                               63,092
                                  6,277         G&K Services, Inc. Class A                                252,900
                                  2,600         Gartner, Inc. Class B (d)                                  24,310
                                  3,200         The Geo Group, Inc. (d)                                    91,456
                                  7,000         Gevity HR, Inc.                                           133,840
                                  2,800         Greg Manning Auctions, Inc. (b)                            28,196
                                 15,900         Harris Interactive, Inc. (d)                               73,299
                                  5,158         Heidrick & Struggles International, Inc. (d)              189,660
                                  8,000         Hudson Highland Group, Inc. (d)                           136,720
                                  2,865         Insurance Auto Auctions, Inc. (d)                          79,790
                                 12,900         Jackson Hewitt Tax Service, Inc.                          269,868
                                  5,768         Kelly Services, Inc. Class A                              166,061
                                  5,800         Kforce, Inc. (d)                                           63,742
                                 11,168         Korn/Ferry International (d)                              212,527
                                 14,222         Labor Ready, Inc. (d)                                     265,240
                                  5,404         MAXIMUS, Inc.                                             180,980
                                 32,105         MPS Group, Inc. (d)                                       337,424
                                  3,700         Medical Staffing Network Holdings, Inc. (d)                24,457
                                  5,742         Midas, Inc. (d)                                           131,090
                                  2,900         Monro Muffler, Inc. (d)                                    74,849
                                 15,123         Navigant Consulting, Inc. (d)                             411,799
                                  4,811         Navigant International, Inc. (d)                           65,718
                                  3,717         Netratings, Inc. (d)                                       56,684
                                  2,721         PDI, Inc. (d)                                              55,781
                                  8,839         Pegasus Solutions, Inc. (d)                               104,477

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                           SHARES
            INDUSTRY*                       HELD                        COMMON STOCKS                        VALUE
-----------------------------------        ------         ----------------------------------------         ---------
                                            3,860         Pre-Paid Legal Services, Inc. (b)                $ 130,622
                                           13,532         Resources Connection, Inc. (d)                     283,225
                                            9,402         Rollins, Inc.                                      174,877
                                           17,800         Sitel Corp. (d)                                     34,888
                                            8,200         Source Interlink Cos., Inc. (d)                     92,250
                                           21,029         Spherion Corp. (d)                                 157,507
                                            3,340         Startek, Inc.                                       56,112
                                           12,289         TeleTech Holdings, Inc. (d)                        158,774
                                           18,531         Tetra Tech, Inc. (d)                               233,861
                                              700         Travelzoo, Inc. (b)(d)                              34,804
                                            2,800         Unifirst Corp.                                     111,720
                                            2,400         Vertrue, Inc. (b)(d)                                85,056
                                            1,659         Volt Information Sciences, Inc. (d)                 40,065
                                           14,918         Waste Connections, Inc. (d)                        518,401
                                            9,825         Watson Wyatt & Co. Holdings                        267,240
                                           14,113         Wireless Facilities, Inc. (d)                       88,206
                                            7,400         World Fuel Services Corp.                          233,100
                                                                                                           ---------
                                                                                                           9,485,499
                                                                                                           ---------
Shipping - 0.4%                            13,192         Alexander & Baldwin, Inc.                          543,510
                                            4,300         Gulfmark Offshore, Inc. (d)                        111,413
                                            7,030         Kirby Corp. (d)                                    295,471
                                            8,698         Overseas Shipholding Group                         547,191
                                            1,800         Seabulk International, Inc. (d)                     37,422
                                                                                                           ---------
                                                                                                           1,535,007
                                                                                                           ---------
Shoes - 0.4%                                2,200         Deckers Outdoor Corp. (b)(d)                        78,628
                                            9,966         Finish Line Class A                                230,713
                                            6,996         K-Swiss, Inc. Class A                              231,078
                                            1,492         Kenneth Cole Productions, Inc. Class A              43,477
                                            2,200         Shoe Carnival, Inc.                                 38,500
                                            6,455         Skechers U.S.A., Inc. Class A (d)                   99,923
                                            4,012         Steven Madden Ltd. (d)                              66,960
                                           12,935         Stride Rite Corp.                                  172,036
                                              150         Weyco Group, Inc.                                    6,567
                                           20,508         Wolverine World Wide, Inc.                         439,486
                                                                                                           ---------
                                                                                                           1,407,368
                                                                                                           ---------
Steel - 0.8%                               34,827         AK Steel Holding Corp. (d)                         385,186
                                           28,900         Allegheny Technologies, Inc.                       696,779
                                            7,326         Carpenter Technology                               435,238
                                            7,834         Gibraltar Industries, Inc.                         171,878
                                           10,400         Oregon Steel Mills, Inc. (d)                       239,200
                                            6,050         Schnitzer Steel Industries, Inc. Class A           204,067
                                           10,897         Steel Dynamics, Inc.                               375,402
                                            4,400         Steel Technologies, Inc.                           105,556
                                            1,100         Wheeling-Pittsburgh Corp. (d)                       34,155
                                                                                                           ---------
                                                                                                           2,647,461
                                                                                                           ---------
Synthetic Fibers - 0.0%                     9,918         Wellman, Inc.                                      143,414
                                                                                                           ---------
Telecommunications Equipment - 0.5%         3,800         Applied Signal Technology, Inc.                     87,020
                                           25,400         Arris Group, Inc. (d)                              175,514
                                            6,985         Audiovox Corp. Class A (d)                          88,989
                                           16,061         Belden CDT, Inc.                                   356,715
                                           14,834         C-COR, Inc. (d)                                     90,191
                                            1,200         INTAC International (d)                             15,300
                                           17,100         Interdigital Communications Corp. (d)              261,972
                                            5,700         Mastec, Inc. (d)                                    46,797
                                           31,877         Powerwave Technologies, Inc. (d)                   246,728
                                           16,600         SBA Communications Corp. Class A (d)               152,056
                                            6,380         Spectralink Corp.                                   90,086
                                           13,700         Symmetricom, Inc. (d)                              151,933
                                           21,476         Terayon Corp. (d)                                   66,146
                                                                                                           ---------
                                                                                                           1,829,447
                                                                                                           ---------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                            SHARES
            INDUSTRY*                        HELD                       COMMON STOCKS                       VALUE
-------------------------------------       ------       -----------------------------------------        ---------
Textile Products - 0.0%                      7,200       DHB Industries, Inc. (d)                         $  63,360
                                            14,221       Interface, Inc. Class A (d)                         96,987
                                                                                                          ---------
                                                                                                            160,347
                                                                                                          ---------
Textiles Apparel Manufacturers - 0.6%        2,300       Carter's, Inc. (d)                                  91,425
                                             2,200       Cherokee, Inc.                                      73,656
                                             3,585       Guess ?, Inc. (d)                                   49,115
                                             4,200       Hartmarx Corp. (d)                                  40,068
                                             8,482       Kellwood Co.                                       244,197
                                             3,702       Oshkosh B'Gosh, Inc. Class A                       112,911
                                             4,942       Oxford Industries, Inc.                            180,828
                                             2,900       Perry Ellis International, Inc. (d)                 65,076
                                             7,854       Phillips-Van Heusen                                209,231
                                            18,250       Quiksilver, Inc. (d)                               529,798
                                            10,817       Russell Corp.                                      195,571
                                            12,800       The Warnaco Group, Inc. (d)                        307,712
                                                                                                          ---------
                                                                                                          2,099,588
                                                                                                          ---------
Tires & Rubber - 0.3%                        3,474       Bandag, Inc.                                       163,209
                                            19,700       Cooper Tire & Rubber Co.                           361,692
                                            50,100       The Goodyear Tire & Rubber Co. (b)(d)              668,835
                                                                                                          ---------
                                                                                                          1,193,736
                                                                                                          ---------
Tobacco - 0.3%                              14,955       DIMON, Inc.                                         93,469
                                             5,820       Schweitzer-Mauduit International, Inc.             195,261
                                             3,100       Standard Commercial Corp.                           57,660
                                            11,800       Star Scientific, Inc. (b)(d)                        62,422
                                             7,856       Universal Corp.                                    359,569
                                             9,894       Vector Group Ltd.                                  152,170
                                                                                                          ---------
                                                                                                            920,551
                                                                                                          ---------
Toys - 0.1%                                  7,830       Jakks Pacific, Inc. (d)                            168,110
                                             7,300       Leapfrog Enterprises, Inc. (b)(d)                   82,855
                                                                                                          ---------
                                                                                                            250,965
                                                                                                          ---------
Transportation Miscellaneous - 0.4%          2,700       HUB Group, Inc. Class A (d)                        169,209
                                            30,800       Laidlaw International, Inc. (d)                    640,640
                                            10,400       Pacer International, Inc. (d)                      248,456
                                             2,900       Quixote Corp.                                       62,843
                                             6,081       SCS Transportation, Inc. (d)                       113,046
                                             1,900       U.S. Xpress Enterprises, Inc. Class A (d)           31,065
                                             1,700       Universal Truckload Services, Inc. (d)              35,870
                                                                                                          ---------
                                                                                                          1,301,129
                                                                                                          ---------
Truckers - 1.0%                              6,041       Arkansas Best Corp.                                228,228
                                             6,200       Central Freight Lines, Inc. (d)                     22,072
                                             2,900       Covenant Transport, Inc. Class A (d)                51,040
                                             6,288       Forward Air Corp.                                  267,743
                                            15,880       Heartland Express, Inc.                            304,102
                                            11,175       Knight Transportation, Inc.                        275,687
                                            19,816       Landstar System, Inc. (d)                          648,974
                                             1,300       Marten Transport Ltd. (d)                           27,729
                                             5,050       Old Dominion Freight Line (d)                      157,308
                                             7,800       Overnite Corp.                                     249,522
                                             1,200       PAM Transportation Services (d)                     20,640
                                             2,200       Quality Distribution, Inc. (d)                      23,870
                                            14,000       Swift Transportation Co., Inc. (d)                 309,960
                                             8,641       USF Corp.                                          417,015
                                            14,200       Werner Enterprises, Inc.                           275,906
                                                                                                          ---------
                                                                                                          3,279,796
                                                                                                          ---------
Utilities: Cable TV & Radio - 0.0%          18,700       Mediacom Communications Corp. Class A (d)          122,298
                                                                                                          ---------
Utilities: Electrical - 1.5%                16,275       Avista Corp.                                       284,813
                                             9,800       Black Hills Corp.                                  324,086
                                             5,089       CH Energy Group, Inc.                              232,567
                                            62,400       CMS Energy Corp. (d)                               813,696
                                             3,903       Central Vermont Public Service Corp.                87,739

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                            SHARES
            INDUSTRY*                        HELD                      COMMON STOCKS                          VALUE
------------------------------------        ------       --------------------------------------------       ---------
                                            15,367         Cleco Corp.                                      $ 327,317
                                            23,000         Duquesne Light Holdings, Inc.                      412,160
                                            14,808         El Paso Electric Co. (d)                           281,352
                                             9,668         The Empire District Electric Co.                   224,878
                                            12,800         Idacorp, Inc.                                      363,136
                                             5,645         MGE Energy, Inc.                                   187,132
                                             8,486         Otter Tail Corp.                                   212,489
                                            19,878         PNM Resources, Inc.                                530,345
                                            36,477         Sierra Pacific Resources (b)(d)                    392,128
                                             4,600         UIL Holdings Corp.                                 232,990
                                            10,483         Unisource Energy Corp.                             324,659
                                                                                                            ---------
                                                                                                            5,231,487
                                                                                                            ---------
Utilities: Gas Distributors - 1.8%          64,800       Aquila, Inc. (d)                                     248,184
                                            19,338       Atmos Energy Corp.                                   522,126
                                             5,322       Cascade Natural Gas Corp.                            106,227
                                            11,900       Energen Corp.                                        792,540
                                             3,400       EnergySouth, Inc.                                     97,359
                                             6,348       The Laclede Group, Inc.                              185,362
                                             9,374       New Jersey Resources Corp.                           408,050
                                            13,400       Nicor, Inc.                                          497,006
                                             9,499       Northwest Natural Gas Co.                            343,579
                                            11,400       Peoples Energy Corp.                                 477,888
                                            24,000       Piedmont Natural Gas Co.                             552,960
                                             4,666       South Jersey Industries, Inc.                        263,162
                                            20,582       Southern Union Co. (d)                               516,814
                                            10,590       Southwest Gas Corp.                                  255,854
                                            11,224       Southwestern Energy Co. (d)                          637,074
                                            14,900       WGL Holdings, Inc.                                   461,304
                                                                                                            ---------
                                                                                                            6,365,489
                                                                                                            ---------
Utilities: Gas Pipelines - 0.0%              5,631       Transmontaigne, Inc. (d)                              45,048
                                                                                                            ---------
Utilities: Telecommunications - 1.0%        31,019       Alamosa Holdings, Inc. (d)                           361,991
                                               400       Alaska Communications Systems Group, Inc.              4,020
                                             8,621       Boston Communications Group (d)                       61,382
                                             5,755       CT Communications, Inc.                               60,600
                                             1,626       Centennial Communications Corp. (d)                   17,642
                                            74,800       Cincinnati Bell, Inc. (d)                            317,900
                                             6,733       Commonwealth Telephone Enterprises, Inc. (d)         317,394
                                             3,800       D&E Communications, Inc.                              34,694
                                            30,700       Dobson Communications Corp. Class A (d)               61,400
                                             8,000       FairPoint Communications, Inc.                       119,760
                                            15,039       General Communication Class A (d)                    137,306
                                             4,292       Golden Telecom, Inc. (a)                             109,875
                                               900       ITC Deltacom, Inc. (d)                                   711
                                             5,700       Intrado, Inc. (d)                                     70,110
                                             6,200       Iowa Telecommunications Services, Inc.               120,900
                                             4,421       North Pittsburgh Systems, Inc.                        87,381
                                            17,500       Premiere Global Services, Inc. (d)                   198,100
                                            14,389       Price Communications Corp. (d)                       251,808
                                            26,300       Primus Telecommunications GP (d)                      41,291
                                             1,300       Shenandoah Telecom Co.                                40,300
                                             4,500       SureWest Communications                              103,770
                                             5,600       Syniverse Holdings, Inc. (d)                          77,280
                                            11,433       Talk America Holdings, Inc. (d)                       73,743
                                            17,500       Time Warner Telecom, Inc. Class A (d)                 69,475
                                             8,200       Triton PCS Holdings, Inc. Class A (d)                 18,204
                                             7,520       USA Mobility, Inc. (d)                               243,648
                                            23,800       Ubiquitel, Inc. (d)                                  159,460
                                             9,300       Valor Communications Group, Inc.                     134,571
                                                                                                            ---------
                                                                                                            3,294,716
                                                                                                            ---------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

                                          SHARES
            INDUSTRY*                      HELD                               COMMON STOCKS                               VALUE
--------------------------------------    ------    ----------------------------------------------------------------   -----------
Utilities: Water & Sewer - 0.2%            4,985    American States Water Co.                                          $   126,120
                                           5,196    California Water Service Group                                         173,391
                                           2,489    Connecticut Water Service, Inc.                                         62,076
                                           3,282    Middlesex Water Co.                                                     59,568
                                           1,974    SJW Corp.                                                               69,347
                                           8,532    Southwest Water Co.                                                     88,989
                                                                                                                       -----------
                                                                                                                           579,491
                                                                                                                       -----------
Wholesale & International Trade - 0.0%     4,850    Central European Distribution Corp. (b)(d)                             161,457
                                                                                                                       -----------
Wholesalers - 0.2%                         6,300    Brightpoint, Inc. (d)                                                  117,999
                                           3,200    LKQ Corp. (d)                                                           64,224
                                          11,269    United Stationers, Inc. (d)                                            509,922
                                                                                                                       -----------
                                                                                                                           692,145
                                                                                                                       -----------
                                                    TOTAL INVESTMENTS IN COMMON STOCKS (COST - $274,337,133) - 97.5%   336,409,273
                                                                                                                       ===========
                                                    MUTUAL FUNDS
Investment Management Companies - 0.0%     3,600    Gladstone Capital Corp.                                                 76,392
                                                                                                                       -----------
                                                    TOTAL INVESTMENTS IN MUTUAL FUNDS (COST - $74,033) - 0.0%               76,392
                                                                                                                       ===========

                                  BENEFICIAL
INDUSTRY*                          INTEREST                             OTHER INTERESTS (c)
---------                        -------------    --------------------------------------------------------------
Oil: Crude Producers - 0.0%      $         500    PetroCorp Inc. (Escrow Shares)                                                 0
                                                                                                                    --------------
                                                  TOTAL INVESTMENTS IN OTHER INTERESTS (COST - $0) - 0.0%                        0
                                                                                                                    ==============
                                                  SHORT-TERM SECURITIES
                                 $  11,249,993    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (f)           11,249,993
                                    11,852,338    Merrill Lynch Liquidity Series, LLC Money Market Series (e)(f)        11,852,338
                                                                                                                    ==============
                                                  TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                  (COST - $23,102,331) - 6.7%                                           23,102,331
                                                                                                                    ==============
                                                  TOTAL INVESTMENTS  (COST - $297,513,497**)  - 104.2%                 359,587,996
                                                  LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2%)                       (14,430,604)
                                                                                                                    --------------
                                                  NET ASSETS - 100.0%                                               $  345,157,392
                                                                                                                    ==============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                   $   301,149,535
                                                                 ================
Gross unrealized appreciation                                    $    90,597,818
Gross unrealized depreciation                                        (32,159,357)
                                                                 ---------------
Net unrealized appreciation                                      $    58,438,461
                                                                 ===============

(a)   Depositary Receipts.

(b)   Security, or a portion of security, is on loan.

(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(d)   Non-income producing security.

(e)   Security was purchased with the cash proceeds from securities loans.

(f) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                NET               INTEREST
                        AFFILIATE                             ACTIVITY             INCOME
-------------------------------------------------------      ------------       ---------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $  2,260,403       $        73,812
Merrill Lynch Liquidity Series, LLC Money Market Series      $    199,950       $        53,925
                                                             ------------       ---------------

Financial futures contracts purchased as of March 31, 2005 were as follows:

NUMBER OF                                EXPIRATION         FACE            UNREALIZED
CONTRACTS          ISSUE                    DATE            VALUE          DEPRECIATION
---------      ------------------        ----------      -----------      --------------
   28          Russell 2000 Index        June 2005       $ 8,751,256      $     (100,656)


AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                  PAR/SHARES          VALUE
                                                                 ------------     ------------

U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS - 2.07%
Federal Home Loan Bank, 4.491%, Due 2/20/2007                    $        100     $        105
Federal National Mortgage Association, 4.396%, Due 2/17/2009              100              100
Tennessee Valley Authority, 3.375%, Due 1/15/2007                         241              252
                                                                                  ------------
     TOTAL U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS                                    457
                                                                                  ------------

U.S. GOVERNMENT TREASURY OBLIGATIONS- 94.21%
U.S. Inflation Protected Treasury Notes,
  0.875%, Due 4/15/2010                                                 1,676            1,639
  1.625%, Due 1/15/2015                                                   539              531
  1.875%, Due 7/15/2013                                                 2,544            2,588
  2.00%, Due 1/15/2014                                                  2,348            2,403
  2.00%, Due 7/15/2014                                                  2,443            2,496
  3.00%, Due 7/15/2012                                                  2,588            2,848
  3.375%, Due 1/15/2007                                                 1,866            1,958
  3.375%, Due 1/15/2012                                                   446              500
  3.50%, Due 1/15/2011                                                    186              208
  3.625%, Due 1/15/2008                                                 1,930            2,075
  3.875%, Due 1/15/2009                                                 2,128            2,347
  4.00%, Due 2/15/2015                                                  1,000              961
  4.25%, Due 1/15/2010                                                    215              245
                                                                                  ------------
     TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS                                         20,799
                                                                                  ------------

VARIABLE RATE CORPORATE OBLIGATIONS - 0.81%  (NOTE B)
FINANCIAL - 0.81%
Allstate Life Global Funding, 4.50%, Due 3/1/2010                         100               99
Lehman Brothers Holdings, Incorporated, 4.24%, Due 6/2/2009                80               80
                                                                                  ------------
TOTAL FINANCIAL                                                                            179
                                                                                  ------------
     TOTAL VARIABLE RATE CORPORATE OBLIGATIONS                                             179
                                                                                  ------------

SHORT TERM INVESTMENTS - 1.05%
American Beacon Money Market Select Fund (Note A)                     231,651              232
                                                                                  ------------
     TOTAL SHORT TERM INVESTMENTS                                                          232
                                                                                  ------------

TOTAL INVESTMENTS - 98.14% (COST $21,710) (NOTE C)                                      21,667
                                                                                  ------------

OTHER ASSETS, NET OF LIABILITIES - 1.86%                                                   411
                                                                                  ------------

TOTAL NET ASSETS - 100%                                                           $     22,078
                                                                                  ============


(A)      The Fund is affiliated by having the same investment advisor.

(B) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The rate shown represents the March 31, 2005 coupon rate.

(C) At March 31, 2005 the aggregate cost of investments for federal income tax purposes is $21,756 and the net unrealized depreciation of investments based on that cost is $89 which is comprised of $2 aggregate gross unrealized appreciation and $91 aggregate gross unrealized depreciation.

The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended March 31, 2005 is provided below.

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                          Par Amount         Value
                                                         ------------     ------------
                                                             (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 62.54%
Bank of America, LLC, 2.89%, Due 4/1/2005                $     55,000     $     55,000
Barclays Capital, Incorporated, 2.90%, Due 4/1/2005            55,046           55,046
JPMorgan Securities, 2.86%, Due 4/1/2005                       42,000           42,000
                                                                          ------------
     TOTAL REPURCHASE AGREEMENTS                                               152,046
                                                                          ------------

U.S. GOVERNMENT AGENCY INSTRUMENTS - 37.38%
Federal Home Loan Bank,
  Variable Rate Note, 2.76%, Due 7/26/2005 (Note C)            15,000           14,999
  Variable Rate Note, 2.631%, Due 8/2/2005 (Note C)            15,000           14,999
  Variable Rate Note, 2.447%, Due 10/5/2005 (Note C)            5,000            4,999
Federal Home Loan Mortgage Corporation,
  Discount Note, 2.77%, Due 5/17/2005 (Note B)                  5,685            5,665
  Discount Note, 2.98%, Due 6/28/2005 (Note B)                 10,000            9,927
  Variable Rate Note, 1.085%, Due 9/9/2005 (Note C)             5,000            5,000
Federal National Mortgage Association,
  Discount Note, 2.56%, Due 4/6/2005 (Note B)                   2,900            2,899
  Discount Note, 2.60%, Due 4/15/2005 (Note B)                  1,100            1,099
  Variable Rate Note, 2.43%, Due 10/3/2005 (Note C)            16,300           16,294
  Variable Rate Note, 2.64%, Due 12/9/2005 (Note C)            15,000           14,994
                                                                          ------------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                   90,875

                                                                          ------------
TOTAL INVESTMENTS - 99.92% (COST $242,921)                                     242,921
                                                                          ------------

OTHER ASSETS, NET OF LIABILITIES - 0.08%                                           195
                                                                          ------------

TOTAL NET ASSETS - 100%                                                   $    243,116
                                                                          ============

Based on the cost of investments of $242,921 for federal income tax purposes at March 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00% - 5.50%, Due 12/1/2034 - 3/1/2035, Total Value - $56,100;
         and Barclays, 4.60% - 5.50%, Due 3/1/2035 - 4/1/2035, Total Value -
         $56,147; and at JP Morgan Chase Bank for JP Morgan Securities, LLC, 5.00% - 5.50%, Due 7/1/2018-9/1/2019, Total Value - $42,661.

(B)      Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 27, 2005
      ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 27, 2005
      ------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 27, 2005
      ------------